UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3

Dear Shareholders,

The past few years have challenged the resolve of a generation of investors. An increasingly large, and growing, number of investors have left the volatility of the “new normal” markets behind and have become spectators on the sidelines. Investor nerves have been understandably edgy since 2007 and 2008, given the financial crash, a fractious political environment, rising debt levels, rising unemployment rolls and housing instability. This lack of investor confidence has resulted in withdrawals from domestic equity funds at a rate of $134 billion in 2011 and $156 billion in 2012. These values have been highlighted in research from The Leuthold Group over the past few years, confirming that investors were moving their savings into fixed income bond funds at an astounding rate of $124 billion in 2011 and $305 billion in 2012. Another independent research firm, Investment Company Institute (ICI)1, reported that, coinciding with the markets’ volatility, the percentage of households owning stock funds has dropped every year since 2008. Today less than one-half of U.S. households own any equities, the second lowest year since 1997.

In contrast to the record numbers of investors exiting the equity markets, 2012 proved to be another good year to own global equities. Amazing though it may seem, on both a one and three year time frame stocks delivered double digit returns, and despite a difficult market thru early 2009, the strength of equity returns resulted in positive domestic equity stock performance for annualized periods back at least 10 years. As one would suspect, the success of equities is generally tied to companies managing their cost structures, reducing debt levels and more importantly, bridging the global markets, capitalizing on growth opportunities in emerging markets nations. Those brave-hearted investors who did remain in the markets were rewarded as 481 of the S&P 500 companies ended with stock prices higher than their market trough in March of 2009 (Washington Post December 30, 2012). At the close of 2012, both the S&P 500 and NASDAQ Composite benchmarks both delivered returns near 16%, with international markets (MSCI EAFE) up over 17%. Fixed income, the former beneficiary of investors’ capital flow, slowly began what we expect to be a performance reversal trend, with the Barclays U.S. Bond Aggregate Index returning a less than robust 4%.

Though global markets are still challenged, and economic hurdles abound, investors are again re-evaluating their investment focus as witnessed by year to date flows into equity funds and ETF’s. Although markets are certainly not as inexpensive as they were in early 2009, we believe economic conditions in the U.S. are on a better footing as we edge away from the ‘fiscal cliff’. While Congress continues to froth over debt ceilings, entitlements and regulations, one significant investor-related issue, tax rates, has been settled. Capital gains and dividend tax rates, though a bit higher than in 2012, are considerably lower than what was once feared following the initial tax “reconciliation” efforts. It’s apparent that global leading economic indicators continue to improve (or stabilize in some regions) while domestic home builder surveys rise and housing inventories fall (excess supply being at the lowest level since 2007) and home prices continue a recovery process. Lending is in an uptrend while unemployment is continuing its downtrend. Central Banks remain accommodative as homeowners are bringing down their debt-to-income levels to early 1990 levels. In sum, the economy is doing better than it feels.

Over the past few years a growing number of investors have chosen ‘market spectator’ rather than ‘market participant’ as their role, and, unfortunately, it has once again proven to be an unsuccessful long term strategy. Markets are indeed volatile and fraught with countless issues which may roil asset values, but as difficult as the path appears, the more “risky” assets could provide opportunities for the longer term investor. As domestic corporations continue to improve their balance sheets, their efforts should provide a level of support for the equity markets, with that cash being brought to bear in the form of increased capital investments, improving dividend pay-outs and stock buy-back programs. We believe the emerging market economies will continue to support global corporate franchises as these markets will likely lead economic growth again in 2013. The fixed-income markets have become more expensive than stocks on a relative yield basis, but opportunities continue to exist with asset selection being more challenging. As with the equity markets today, active management will likely be important for muting volatility and reducing risk of investment in this class of assets. We believe that the financial markets will finish on a positive note for 2013, but given market value variations across the spectrum of asset classes, asset allocation and broad diversification will be a key consideration.

1Reported January, 2013

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3

As mentioned many times over the years, we appreciate your business and confidence in us. The foundation of our company and our expertise in the financial markets keeps us mindful of our client’s needs and expectations. While we expect volatility to be an ongoing factor impacting our investment portfolios, we continue to believe that success is founded on a well constructed investment portfolio and ultimately, patience.

If there is anything further we can do to be of assistance, please let us know.

Tom Stringfellow

President, Frost Investment Advisors, LLC

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

This represents the Advisor’s assessment of the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of stocks in all three NASDAQ tiers: Global Select, Global Market and Capital Market. The index was developed with a base level of 100 as of February 5, 1971.

The Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK‡ — 94.4%
Consumer Discretionary — 15.7%
Amazon.com*	17,046	$4,525,713
BorgWarner*	61,965	4,596,564
Chipotle Mexican Grill, Cl A*	11,675	3,584,342
DIRECTV*	146,685	7,501,471
DR Horton	247,257	5,850,100
Michael Kors Holdings*	122,370	6,868,628
Panera Bread, Cl A*	29,890	4,776,721
priceline.com*	8,740	5,991,008
Starbucks	119,900	6,728,788
Ulta Salon Cosmetics & Fragrance*	52,840	5,168,809

		55,592,144

Consumer Staples — 8.5%
Costco Wholesale	76,927	7,872,709
CVS Caremark	106,385	5,446,912
Fresh Market*	114,430	5,594,483
Philip Morris International	85,277	7,518,020
Wal-Mart Stores	51,075	3,572,696

		30,004,820

Energy — 8.4%
Anadarko Petroleum	87,640	7,012,953
Cameron International*	95,140	6,023,313
Cobalt International Energy*	234,380	5,674,340
EOG Resources	40,628	5,077,688
Schlumberger	76,763	5,991,352

		29,779,646

Financials — 3.3%
BlackRock, Cl A	18,361	4,338,337
Invesco	125,189	3,411,400
MetLife	103,799	3,875,855

		11,625,592

Description	Shares	Value
Health Care — 15.1%
Allergan	36,508	$3,833,705
Baxter International	104,610	7,096,743
Biogen Idec*	44,400	6,929,952
Celgene*	69,932	6,920,471
Cepheid*	157,965	5,721,492
Edwards Lifesciences*	33,745	3,034,688
Eli Lilly	105,455	5,661,879
Gilead Sciences*	183,900	7,254,855
Illumina*	139,875	7,081,871

		53,535,656

Industrials — 9.2%
Chart Industries*	48,190	3,189,696
Cummins	35,468	4,072,790
FedEx	51,318	5,206,211
Lincoln Electric Holdings	104,755	5,649,437
Rockwell Automation	44,735	3,989,915
Union Pacific	80,771	10,618,156

		32,726,205

Information Technology — 29.2%
Adobe Systems*	108,023	4,086,510
Apple	45,415	20,677,904
Citrix Systems*	44,545	3,258,912
Cognizant Technology Solutions, Cl A*	99,701	7,794,624
eBay*	137,080	7,666,884
EMC*	262,255	6,454,096
F5 Networks*	30,030	3,149,546
Google, Cl A*	9,932	7,505,513
Lam Research*	97,955	4,029,869
Mastercard, Cl A	8,173	4,236,883
Microsoft	230,915	6,343,235
Oracle	107,695	3,824,250
QUALCOMM	158,000	10,432,740
Silicon Laboratories*	84,750	3,698,490
Teradata*	58,200	3,879,612
Visa, Cl A	41,715	6,587,216

		103,626,284

Materials — 5.0%
BHP Billiton ADR	36,058	2,838,486
Monsanto	67,600	6,851,260
Potash Corp. of Saskatchewan	110,836	4,710,530
Praxair	32,104	3,543,318

		17,943,594

Total Common Stock (Cost $240,654,752)		334,833,941

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

Description	Shares	Value
CASH EQUIVALENT** — 4.6%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $16,191,944)	16,191,944	$16,191,944

Total Investments — 99.0% (Cost $256,846,696)		$351,025,885

Percentages are based on Net Assets of $354,670,417.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2013.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST DIVIDEND VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 98.6%
Consumer Discretionary — 10.6%
Cinemark Holdings	202,810	$5,707,073
H&R Block	290,925	6,624,362
Lowe’s	84,950	3,244,241
Nordstrom	69,605	3,844,284
Time Warner Cable	90,074	8,047,211

		27,467,171

Consumer Staples — 11.6%
Kraft Foods Group	60,174	2,781,243
Kroger	372,220	10,310,494
Mondelez International, Cl A	139,237	3,869,396
Philip Morris International	58,443	5,152,335
Walgreen	196,495	7,851,940

		29,965,408

Energy — 14.6%
Chevron	57,416	6,611,452
Ensco, Cl A	124,220	7,896,665
Murphy Oil	109,500	6,517,440
Occidental Petroleum	71,990	6,354,557
Seadrill	126,745	5,029,242
Total ADR	101,140	5,490,891

		37,900,247

Financials — 23.5%
American International Group*	139,230	5,267,071
BB&T	171,304	5,187,085
CME Group, Cl A	67,650	3,912,876
East West Bancorp	94,061	2,205,730
First Niagara Financial Group	541,765	4,247,438
HSBC Holdings ADR	116,405	6,618,788
JPMorgan Chase	194,980	9,173,809

Description	Shares	Value
Lazard, Cl A	118,235	$4,096,843
MetLife	207,040	7,730,874
PNC Financial Services Group	111,590	6,896,262
Wells Fargo	165,085	5,749,910

		61,086,686

Health Care — 15.0%
Abbott Laboratories	194,230	6,580,512
AbbVie	137,920	5,060,285
Baxter International	76,225	5,171,104
Cardinal Health	120,019	5,258,032
Covidien	62,825	3,916,511
Merck	120,144	5,196,228
Novartis ADR	114,915	7,793,535

		38,976,207

Industrials — 5.2%
Boeing	85,745	6,333,983
General Electric	130,995	2,918,569
Honeywell International	62,287	4,250,465

		13,503,017

Information Technology — 11.9%
Accenture, Cl A	54,315	3,904,705
Cisco Systems	187,828	3,863,622
Corning	533,540	6,402,480
Motorola Solutions	109,835	6,413,266
SAP ADR	51,141	4,194,585
Telefonaktiebolaget LM Ericsson ADR	519,111	6,021,687

		30,800,345

Materials — 4.0%
BHP Billiton ADR	49,871	3,925,845
Rio Tinto ADR	115,905	6,545,156

		10,471,001

Telecommunication Services — 2.2%
Vodafone Group ADR	212,381	5,802,249

Total Common Stock (Cost $230,423,849)		255,972,331

CASH EQUIVALENT** — 2.1%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $5,584,626)	5,584,626	5,584,626

Total Investments — 100.7% (Cost $236,008,475)		$261,556,957

Percentages are based on Net Assets of $259,617,240.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2013.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 79.7%
Consumer Discretionary — 10.2%
Best Buy	251,200	$4,084,512
Coach	54,100	2,759,100
Gannett	117,700	2,310,451
Honda Motor ADR	29,100	1,096,779
Johnson Controls	48,400	1,504,756
Staples	529,300	7,134,964

		18,890,562

Consumer Staples — 5.6%
Archer-Daniels-Midland	169,800	4,844,394
Avon Products	66,700	1,132,566
Wal-Mart Stores	64,000	4,476,800

		10,453,760

Energy — 7.1%
Baker Hughes	144,400	6,457,568
BP ADR	123,500	5,498,220
Valero Energy	26,900	1,176,337

		13,132,125

Financials — 16.3%
Allstate	181,400	7,963,460
Annaly Capital Management‡	248,300	3,692,221
Bank of America	193,830	2,194,155
Barclays ADR	163,800	3,138,408
Lincoln National	35,567	1,030,732
Marsh & McLennan	227,800	8,082,344
XL Group, Cl A	151,250	4,192,650

		30,293,970

Description	Shares	Value
Health Care — 4.3%
Becton Dickinson	27,500	$2,311,100
Teva Pharmaceutical Industries ADR	150,200	5,706,098

		8,017,198

Industrials — 8.2%
Boeing	84,800	6,264,176
Dover	73,800	5,105,484
Raytheon	72,500	3,819,300

		15,188,960

Information Technology — 14.6%
Applied Materials	181,100	2,338,001
Black Box	144,756	3,391,633
Hewlett-Packard	232,600	3,840,226
International Business Machines	45,200	9,178,764
Microsoft	32,000	879,040
Western Union	519,900	7,398,177

		27,025,841

Materials — 5.4%
Alcoa	87,900	777,036
Dow Chemical	126,300	4,066,860
Mosaic	27,900	1,708,875
Rio Tinto ADR	61,700	3,484,199

		10,036,970

Telecommunication Services — 8.0%
AT&T	183,692	6,390,645
Nippon Telegraph & Telephone ADR	295,300	6,219,018
Vodafone Group ADR	83,500	2,281,220

		14,890,883

Total Common Stock (Cost $157,334,473)		147,930,269

CASH EQUIVALENT* — 19.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $35,457,820)	35,457,820	35,457,820

Total Investments — 98.8% (Cost $192,792,293)		$183,388,089

Percentages are based on Net Assets of $185,532,326.

*	Rate shown is the 7-day effective yield as of January 31, 2013.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 95.4%
Consumer Discretionary — 17.5%
Discovery Communications, Cl A*	8,975	$622,685
LKQ*	20,690	463,249
Mohawk Industries*	6,300	640,458
Polaris Industries	5,025	437,627
Sirius XM Radio*	142,090	446,163
Whirlpool	4,825	556,709

		3,166,891

Consumer Staples — 3.9%
Church & Dwight	6,230	360,032
United Natural Foods*	6,300	340,074

		700,106

Energy — 6.5%
Cabot Oil & Gas	8,825	465,783
CONSOL Energy	10,590	331,891
Continental Resources*	4,625	384,430

		1,182,104

Financials — 14.7%
Affiliated Managers Group*	3,675	528,943
Comerica	15,325	526,567
Jones Lang LaSalle	4,300	396,202
SunTrust Banks	16,575	470,233
Weyerhaeuser‡	11,820	356,018
Zions Bancorporation	16,990	396,207

		2,674,170

Health Care — 9.5%
Covance*	6,590	439,619
Henry Schein*	5,975	515,881

Description	Shares	Value
IDEXX Laboratories*	3,715	$353,705
Zimmer Holdings	5,620	419,252

		1,728,457

Industrials — 20.7%
AMETEK	11,092	454,661
B/E Aerospace*	10,150	522,623
CH Robinson Worldwide	5,700	377,055
Kansas City Southern	5,075	472,533
Middleby*	3,325	470,022
Roper Industries	4,050	475,673
Valmont Industries	3,050	444,446
Wabtec	5,775	540,656

		3,757,669

Information Technology — 13.5%
Akamai Technologies*	11,125	452,898
ANSYS*	7,650	563,040
Aspen Technology*	19,750	604,350
Cree*	10,100	435,815
Fiserv	4,880	391,913

		2,448,016

Materials — 9.1%
CF Industries Holdings	2,075	475,528
Eastman Chemical	5,500	391,325
FMC	6,585	404,780
Vulcan Materials	6,690	378,386

		1,650,019

Total Common Stock (Cost $13,639,824)		17,307,432

CASH EQUIVALENT** — 4.0%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $721,971)	721,971	721,971

Total Investments — 99.4% (Cost $14,361,795)		$18,029,403

Percentages are based on Net Assets of $18,142,149.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2013.
‡	Real Estate Investment Trust

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST SMALL CAP EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 92.2%
Consumer Discretionary — 13.5%
Aeropostale*	224,000	$3,030,720
Hanesbrands*	96,000	3,598,080
Harman International Industries	88,000	3,940,640
Rent-A-Center, Cl A	108,000	3,853,440
Saks*	351,000	3,794,310
Sotheby’s	106,000	3,807,520
Wendy’s	774,000	3,978,360

		26,003,070

Consumer Staples — 5.4%
Darling International*	224,000	3,778,880
Fresh Del Monte Produce	107,000	2,819,450
TreeHouse Foods*	71,000	3,758,030

		10,356,360

Energy — 9.9%
Atwood Oceanics*	77,000	4,063,290
C&J Energy Services*	170,000	3,894,700
Lufkin Industries	60,000	3,474,600
McDermott International*	333,000	4,052,610
Stone Energy*	157,000	3,532,500

		19,017,700

Financials — 11.4%
American Equity Investment Life Holding	209,000	2,817,320
Aspen Insurance Holdings	104,000	3,547,440
Cathay General Bancorp	194,000	3,765,540
Hanover Insurance Group	95,000	3,948,200
TCF Financial	307,000	4,193,620
Umpqua Holdings	283,000	3,577,120

		21,849,240

Description	Shares	Value
Health Care — 13.3%
Bruker*	233,000	$3,930,710
Health Net*	143,000	3,889,600
Integra LifeSciences Holdings*	68,000	2,866,200
LifePoint Hospitals*	95,000	4,152,450
Magellan Health Services*	76,000	3,898,800
Quality Systems	147,000	2,681,280
WellCare Health Plans*	81,000	4,107,510

		25,526,550

Industrials — 18.6%
ABM Industries	137,000	3,003,040
AerCap Holdings*	276,000	4,032,360
Air Lease, Cl A*	167,000	3,986,290
Brink’s	94,000	2,803,080
Crane	76,000	3,821,280
Exelis	320,000	3,516,800
GATX	80,000	3,788,000
Harsco	162,000	4,129,380
Kirby*	53,000	3,744,450
Korn/Ferry International*	170,000	2,920,600

		35,745,280

Information Technology — 12.8%
DST Systems	58,000	3,882,520
Finisar*	243,000	3,766,500
JDS Uniphase*	251,000	3,642,010
Lattice Semiconductor*	612,000	2,723,400
Microsemi*	170,000	3,556,400
PTC*	161,000	3,731,980
Teradyne*	209,000	3,377,440

		24,680,250

Materials — 7.3%
Cabot	98,000	3,668,140
Chemtura*	136,925	3,247,861
Intrepid Potash*	149,000	3,471,700
Scotts Miracle-Gro, Cl A	81,000	3,541,320

		13,929,021

Total Common Stock (Cost $158,379,965)		177,107,471

CASH EQUIVALENT** — 5.2%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $10,006,226)	10,006,226	10,006,226

Total Investments — 97.4% (Cost $168,386,191)		$187,113,697

Percentages are based on Net Assets of $192,174,714.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2013.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 84.0%
Brazil — 3.3%
Embraer ADR	79,600	$2,624,412
Itau Unibanco Holding ADR	209,180	3,604,171
Natura Cosmeticos	94,535	2,549,291

		8,777,874

Canada — 4.1%
Canadian National Railway	26,221	2,516,680
Cenovus Energy	61,210	2,031,946
Potash Corp. of Saskatchewan	80,967	3,441,097
Teck Resources, Cl B	84,500	3,079,582

		11,069,305

China — 5.1%
Baidu ADR*	36,317	3,933,131
China Merchants Bank, Cl H	532,257	1,275,155
Industrial & Commercial Bank of China, Cl H	6,125,633	4,612,747
Sinopharm Group, Cl H	680,300	2,083,339
Tencent Holdings	51,424	1,799,581

		13,703,953

Denmark — 2.4%
Novo Nordisk, Cl B	35,867	6,599,366

France — 6.8%
Air Liquide	36,130	4,618,227
Cie Generale des Etablissements Michelin	33,486	3,115,854
LVMH Moet Hennessy Louis Vuitton	33,475	6,311,021
Publicis Groupe	63,839	4,182,747

		18,227,849

Description	Shares	Value
Germany — 10.1%
Adidas	53,120	$4,937,017
Allianz	25,464	3,642,456
Deutsche Bank	81,421	4,224,221
Fresenius Medical Care	63,389	4,469,566
SAP	61,060	5,002,594
Siemens	44,169	4,848,161

		27,124,015

Hong Kong — 5.0%
AIA Group	903,697	3,594,792
CNOOC	2,353,612	4,861,756
Hong Kong Exchanges and Clearing	263,400	4,996,021

		13,452,569

Ireland — 2.8%
Accenture, Cl A	59,859	4,303,263
Covidien	53,500	3,335,190

		7,638,453

Israel — 1.6%
Check Point Software Technologies*	40,634	2,031,700
Teva Pharmaceutical Industries ADR	62,844	2,387,444

		4,419,144

Japan — 7.7%
FANUC	16,443	2,562,335
Japan Exchange Group	1,533	92,203
KDDI	26,499	1,970,509
Komatsu	162,378	4,323,806
Mitsubishi UFJ Financial Group	1,071,524	6,104,916
Toyota Motor	119,759	5,716,529

		20,770,298

Mexico — 1.4%
Wal-Mart de Mexico, Ser V	1,167,780	3,778,528

Netherlands — 1.5%
ASML Holding	36,740	2,758,655
Yandex, Cl A*	52,900	1,280,709

		4,039,364

South Korea — 1.4%
Ahnlab*	1,442	271,470
Samsung Electronics	2,570	3,417,462

		3,688,932

Sweden — 1.5%
Hennes & Mauritz, B Shares	110,184	4,058,777

Switzerland — 5.4%
Julius Baer Group*	61,998	2,537,691
Nestle	37,188	2,611,190

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST INTERNATIONAL EQUITY FUND

Description	Shares	Value
Novartis	69,387	$4,727,206
Swatch Group	2,329	1,278,064
Syngenta	8,010	3,458,194

		14,612,345

United Kingdom — 19.6%
ARM Holdings	164,914	2,257,197
BP ADR	53,371	2,376,077
British American Tobacco	71,985	3,748,125
Burberry Group	130,846	2,816,057
Carnival	101,556	4,124,927
HSBC Holdings	452,579	5,152,890
Kingfisher	808,418	3,457,945
Pearson	131,854	2,496,886
Reckitt Benckiser Group	92,656	6,174,911
Rolls-Royce Holdings	207,060	3,106,622
Royal Bank of Scotland Group*	358,369	1,951,216
SABMiller	66,023	3,298,428
Standard Chartered	188,319	5,010,232
Tullow Oil	76,800	1,386,132
Vodafone Group	1,473,970	4,023,191
WPP	85,393	1,342,815

		52,723,651

United States — 4.3%
Lululemon Athletica*	9,600	662,400
MercadoLibre	13,900	1,228,760
Schlumberger	72,250	5,639,112
Yum! Brands	64,100	4,162,654

		11,692,926

Total Common Stock (Cost $182,372,129)		226,377,349

PREFERRED STOCK — 1.9%
Germany — 1.9%
Volkswagen (Cost $1,884,240)	20,592	5,092,850

CASH EQUIVALENT** — 12.7%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $34,116,965)	34,116,965	34,116,965

Total Investments — 98.6% (Cost $218,373,334)		$265,587,164

The outstanding forward foreign currency contracts held by the Fund at January 31, 2013 were as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
State Street	5/8/13	EUR	3,714,000	USD	4,764,245	$(281,124)
State Street	5/8/13	USD	4,903,093	EUR	3,714,000	142,276
State Street	7/8/13	JPY	757,392,200	USD	8,644,510	351,159

						$212,311

Percentages are based on Net Assets of $269,375,631.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2013.

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

JPY — Japanese Yen

Ser — Series

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST NATURAL RESOURCES FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK‡ — 85.6%
Energy — 71.6%
Anadarko Petroleum	40,000	$3,200,800
Apache	27,700	2,320,152
Bonanza Creek Energy*	28,000	864,640
BP ADR	14,500	645,540
C&J Energy Services*	40,000	916,400
Cabot Oil & Gas	10,500	554,190
Cameron International*	40,000	2,532,400
CARBO Ceramics	7,000	560,770
Cenovus Energy	32,000	1,063,680
Chevron	13,000	1,496,950
Cobalt International Energy*	60,000	1,452,600
Concho Resources*	8,000	729,760
Ensco, Cl A	32,500	2,066,025
EOG Resources	16,000	1,999,680
Exxon Mobil	16,000	1,439,520
Gran Tierra Energy*	50,000	266,500
Halliburton	18,500	752,580
Kinder Morgan	21,500	805,390
Kosmos Energy*	44,000	544,720
Laredo Petroleum Holdings*	12,000	221,400
Marathon Oil	17,000	571,370
Murphy Oil	12,000	714,240
National Oilwell Varco	21,500	1,594,010
Noble Energy	16,000	1,724,640
Occidental Petroleum	35,500	3,133,585
Oil States International*	30,000	2,327,400
Peabody Energy	8,500	213,775
Pioneer Natural Resources	7,000	822,780
QEP Resources	12,500	366,875
Range Resources	5,000	335,850
Schlumberger	33,000	2,575,650
Seadrill	25,500	1,011,840
Stone Energy*	30,500	686,250
Suncor Energy	45,000	1,530,900
Talisman Energy	20,000	250,400

Description	Shares	Value
Total ADR	20,500	$1,112,945
Transocean*	18,500	1,049,135
Valero Energy	21,500	940,195

		45,395,537

Industrials — 1.2%
Chicago Bridge & Iron, NY Shares	12,500	635,125
Westport Innovations*	5,000	137,300

		772,425

Materials — 12.8%
Barrick Gold	30,000	957,600
BHP Billiton ADR	10,000	787,200
Freeport-McMoRan Copper & Gold	10,500	370,125
Goldcorp	22,000	776,380
Monsanto	17,000	1,722,950
Newmont Mining	20,000	859,200
Potash Corp. of Saskatchewan	14,000	595,000
Rio Tinto ADR	5,000	282,350
Silver Wheaton	14,000	487,900
Stillwater Mining*	20,000	269,200
Yamana Gold	60,000	981,000

		8,088,905

Total Common Stock (Cost $50,837,115)		54,256,867

EXCHANGE TRADED FUND — 0.6%
ProShares UltraShort Oil & Gas (Cost $431,692)	23,000	409,630

CASH EQUIVALENT** — 11.2%
AIM STIT-Liquid Assets Portfolio, 0.020% (Cost $7,081,966)	7,081,966	7,081,966

Total Investments — 97.4% (Cost $58,350,773)		$61,748,463

Percentages are based on Net Assets of $63,385,035.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2013.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 52.8%
Exchange Traded Funds — 52.8%
Consumer Discretionary Select Sector SPDR Fund	13,153	$659,360
Consumer Staples Select Sector SPDR Fund	6,413	236,447
Energy Select Sector SPDR Fund	3,888	300,737
Financial Select Sector SPDR Fund	45,976	799,063
Health Care Select Sector SPDR Fund	8,212	352,377
Industrial Select Sector SPDR Fund	9,418	377,474
iShares Dow Jones US Technology Sector Index Fund	13,734	985,140
iShares Dow Jones US Telecommunications Sector Index Fund	3,454	86,246
Materials Select Sector SPDR Fund	7,615	297,137
SPDR S&P 500 ETF Trust	3,888	582,033
Utilities Select Sector SPDR Fund	2,418	88,450

Total Registered Investment Companies (Cost $4,684,826)		4,764,464

COMMON STOCK — 44.3%
Consumer Discretionary — 3.6%
Viacom, Cl B	1,556	93,904
Walt Disney	4,203	226,458

		320,362

Consumer Staples — 7.6%
CVS Caremark	4,958	253,850
Molson Coors Brewing, Cl B	3,060	138,251
Procter & Gamble	1,953	146,787
Walgreen	3,756	150,090

		688,978

Energy — 7.3%
Chevron	1,519	174,913
ConocoPhillips	3,065	177,770

Description	Shares/ Contracts	Value
Helmerich & Payne	1,753	$112,788
National Oilwell Varco	1,055	78,218
Valero Energy	2,696	117,896

		661,585

Financials — 4.6%
Fifth Third Bancorp	5,699	92,836
PNC Financial Services Group	1,496	92,453
Travelers	1,906	149,545
US Bancorp	2,561	84,769

		419,603

Health Care — 7.3%
Abbott Laboratories	573	19,413
AbbVie	573	21,023
Aetna	3,857	186,023
Amgen	1,213	103,663
Merck	1,852	80,099
Novartis ADR	1,395	94,609
Pfizer	5,649	154,105

		658,935

Industrials — 5.1%
Deere	961	90,392
General Electric	6,888	153,464
Northrop Grumman	3,275	213,006

		456,862

Information Technology — 5.3%
Apple (A)	350	159,359
International Business Machines	403	81,837
Microsoft	5,138	141,141
Oracle	2,649	94,066

		476,403

Telecommunication Services — 1.3%
AT&T	3,387	117,834

Utilities — 2.2%
UGI	5,647	199,000

Total Common Stock (Cost $3,913,904)		3,999,562

CASH EQUIVALENT** — 1.2%
AIM STIT-Liquid Assets Portfolio, 0.020% (Cost $109,936)	109,936	109,936

Total Investments — 98.3% (Cost $8,708,666)		$8,873,962

PURCHASED OPTIONS* (B) — 0.7%
Apple Put Option, Expires 07/20/13 Strike Price $450	3	$9,390

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND

Description	Contracts	Value
S&P 500 Index Put Option, Expires 04/20/13 Strike Price $1,475	2	$5,920
S&P 500 Index Put Option, Expires 05/18/13 Strike Price $1,500	10	47,300

Total Purchased Options (Cost $67,894)		62,610

WRITTEN OPTIONS* (B) — (0.4)%
S&P 500 Index Call Option, Expires 02/16/13, Strike Price $1,495	(3)	(4,920)
S&P 500 Index Call Option, Expires 02/16/13, Strike Price $1,490	(7)	(13,720)
S&P 500 Index Call Option, Expires 02/16/13, Strike Price $1,500	(6)	(7,380)
S&P 500 Index Call Option, Expires 02/16/13, Strike Price $1,480	(4)	(10,400)

Total Written Options (Premiums Received $(20,865))		$(36,420)

Percentages are based on Net Assets of $9,031,027.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2013.
(A)	Underlying security for purchased put option.
(B)	For the period ended January 31, 2013, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these types of derivatives during the period.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST DIVERSIFIED STRATEGIES FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares/ Contracts	Value
REGISTERED INVESTMENT COMPANIES — 96.9%
Exchange Traded Funds — 70.7%
Consumer Discretionary Select Sector SPDR Fund (A)	7,540	$377,980
Consumer Staples Select Sector SPDR Fund (A)	8,538	314,796
Energy Select Sector SPDR Fund (A)	4,758	368,031
Financial Select Sector SPDR Fund	28,059	487,665
Health Care Select Sector SPDR Fund (A)	8,725	374,390
Industrial Select Sector SPDR Fund (A)	8,468	339,398
IQ Hedge Macro Tracker ETF	5,432	146,838
IQ Hedge Multi-Strategy Tracker ETF	15,182	424,598
Materials Select Sector SPDR Fund (A)	2,849	111,168
SPDR S&P 500 ETF Trust (A)	1,472	220,358
Technology Select Sector SPDR Fund (A)	22,922	673,907
Utilities Select Sector SPDR Fund (A)	2,742	100,302

		3,939,431

Open-End Funds — 26.2%
AQR Diversified Arbitrage Fund	34,723	384,734
AQR Risk Parity Fund	29,215	340,937
ASG Global Alternatives Fund	30,519	333,576
Loomis Sayles Absolute Strategies Fund	39,005	404,871

		1,464,118

Total Registered Investment Companies (Cost $5,227,349)		5,403,549

CASH EQUIVALENT* — 3.5%
AIM STIT-Liquid Assets Portfolio, 0.020% (Cost $192,838)	192,838	192,838

Total Investments — 100.4% (Cost $5,420,187)		$5,596,387

WRITTEN OPTIONS**(B) — (0.3)%
Consumer Discretionary Select Sector SPDR Fund Call Option, Expires 02/16/13, Strike Price $50	(33)	$(2,310)
Consumer Staples Select Sector SPDR Fund Call Option, Expires 02/16/13, Strike Price $37	(37)	(925)

Description	Contracts	Value
Energy Select Sector SPDR Fund Call Option, Expires 02/16/13, Strike Price $75	(20)	$(5,440)
Health Care Select Sector SPDR Fund Call Option, Expires 02/16/13, Strike Price $43	(40)	(1,480)
Industrial Select Sector SPDR Fund Call Option, Expires 02/16/13, Strike Price $40	(37)	(1,924)
Materials Select Sector SPDR Fund Call Option, Expires 02/16/13, Strike Price $40	(12)	(192)
SPDR S&P 500 ETF Trust Call Option, Expires 02/16/13, Strike Price $149	(6)	(1,182)
Technology Select Sector SPDR Fund Call Option, Expires 02/16/13, Strike Price $30	(101)	(909)
Utilities Select Sector SPDR Fund Call Option, Expires 02/16/13, Strike Price $36	(11)	(770)

Total Written Options (Premiums Received $(8,045))		$(15,132)

Percentages are based on Net Assets of $5,573,610.

*	Rate shown is the 7-day effective yield as of January 31, 2013.
**	Non-income producing security.

(A) Underlying security for written call option.

(B)	For the period ended January 31, 2013, the total amount of all open written options, as presented in the Schedule of Investments, are representative of the volume of activity for these types of derivatives during the period.

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST STRATEGIC BALANCED FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 95.7%
Exchange Traded Funds — 66.7%
iShares Barclays Aggregate Bond Fund	5,344	$589,924
iShares Barclays Intermediate Credit Bond Fund	1,174	130,044
iShares Barclays TIPS Bond Fund	4,841	584,696
iShares iBoxx Investment Grade Corporate Bond Fund	1,360	162,411
iShares MSCI EAFE Index Fund	16,080	948,398
iShares MSCI Germany Index Fund	5,370	138,063
iShares MSCI South Korea Index Fund	1,975	117,651
SPDR S&P 500 ETF Trust	13,081	1,958,226
Vanguard European ETF	2,419	123,200
Vanguard Large Cap ETF	26,751	1,835,386
Vanguard MSCI Emerging Markets ETF	12,927	576,027
Vanguard Small Cap Value ETF	3,363	260,094

		7,424,120

Open-End Funds — 26.2%
Cohen & Steers Institutional Realty Shares	5,188	226,295
Frost Total Return Bond Fund, Institutional Shares*	79,507	868,220
Ivy High Income Fund	57,671	498,854
PIMCO Total Return Fund	86,303	965,729
Templeton Global Bond Fund	26,596	355,051

		2,914,149

Closed-End Fund — 2.8%
Eaton Vance Senior Floating-Rate Trust	18,271	305,126

Total Registered Investment Companies (Cost $9,562,275)		10,643,395

COMMON STOCK — 1.5%
Materials — 1.5%
BHP Billiton ADR (Cost $164,393)	2,148	169,090

Description	Shares	Value
CASH EQUIVALENT** — 2.9%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $323,088)	323,088	$323,088

Total Investments — 100.1% (Cost $10,049,756)		$11,135,573

Percentages are based on Net Assets of $11,128,513.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliated of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended January 31, 2013 were as follows:

Balance of Shares Held as of 01/31/13	Value of Shares Held as of 01/31/13	Dividend Income	Realized Gain(Loss)
79,507	$868,220	$26,772	$—

**	Rate shown is the 7-day effective yield as of January 31, 2013.

ADR — American Depositary Receipt

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

TIPS — Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 41.3%
Agency Mortgage-Backed Obligations — 22.5%
FHLMC 6.000%, 05/01/26 to 11/01/47	$2,089,512	$2,280,812
5.500%, 12/01/37	895,475	978,630
5.000%, 04/01/24	1,018,022	1,111,706
2.377%, 08/01/37 (A)	1,348,247	1,435,385
2.280%, 02/01/37 (A)	3,701,616	3,936,026
FHLMC REMIC, Ser 2010-3695, IO 4.500%, 05/15/30	5,644,481	682,616
FHLMC REMIC, Ser 2010-3747, Cl HX 4.500%, 11/15/39	10,000,000	11,263,910
FHLMC REMIC, Ser 2011-3834, IO 4.000%, 02/15/29	11,894,635	943,077
FHLMC REMIC, Ser 2011-3875, Cl GK 2.250%, 06/15/26	4,254,423	4,356,329
FHLMC REMIC, Ser 2011-3898, Cl FC 0.716%, 11/15/36 (A)	7,277,798	7,337,825
FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	9,034,408	10,057,835
FHLMC, Ser 2012-4054, IO 3.000%, 05/15/26	18,268,787	1,907,095
FHLMC, Ser 2012-4134, IO 2 .500%, 11/15/27	19,536,646	2,152,217
FHLMC, Ser 2012-4148, IO 2.500%, 12/15/27	22,876,900	2,670,299

Description	Face Amount	Value
FNMA 5.500%, 07/01/36 to 12/01/47	$1,944,226	$2,097,268
5.000%, 04/01/19 to 05/01/35	4,735,182	5,122,758
4.500%, 02/01/39 to 08/01/41	27,721,989	30,280,188
3.500%, 10/01/40 to 11/01/40	3,510,064	3,704,195
3.410%, 02/01/42 (A)	15,175,739	16,005,906
2.799%, 10/01/42 (A)	9,919,452	10,357,476
2.591%, 07/01/37 (A)	8,208,939	8,717,908
2.403%, 01/01/38 (A)	11,369,273	12,126,270
2.250%, 10/30/24	7,500,000	7,362,893
FNMA REMIC, Ser 2005-66, Cl FD 0.510%, 07/25/35 (A)	2,868,725	2,870,097
FNMA REMIC, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	16,575,614	1,818,293
FNMA REMIC, Ser 2011-121, Cl JP 4.500%, 12/25/41	3,710,899	3,852,035
FNMA REMIC, Ser 2012-13, Cl JP 4.500%, 02/25/42	2,986,080	3,201,370
FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	9,285,256	1,265,618
FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	11,932,740	1,664,262
FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	12,661,584	1,740,971
FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	13,209,278	1,789,516
FNMA STRIPS, Ser 2011-407, IO 4.000%, 03/25/41	19,167,043	2,791,105
FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	5,000,000	5,199,840
FNMA, Ser 2012-100, IO 2.500%, 07/25/22	22,198,459	1,583,532
FNMA, Ser 2012-61, IO 4.000%, 12/25/41	22,764,525	2,596,019
GNMA 4.500%, 06/15/39	2,454,164	2,688,213
3.000%, 09/20/40 (A)	3,549,723	3,700,031
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	3,412,482	3,665,763
GNMA REMIC, Ser 2011-125, IO 4.000%, 12/20/30	35,196,386	3,859,653
GNMA, Ser 2008-68, Cl DC 5.000%, 01/20/29	98,063	98,501
GNMA, Ser 2012-10, Cl LD 3.000%, 07/20/40	9,258,777	9,654,960

		200,928,403

Commercial Mortgage-Backed Obligations — 18.8%
A10 Securitization, Ser 2012-1, Cl C 7.870%, 04/15/24 (B)	1,202,884	1,194,830

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ 5.421%, 10/10/45	$5,000,000	$4,117,710
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ 6.255%, 02/10/51 (A)	5,000,000	4,717,670
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B 6.255%, 02/10/51 (A) (B)	500,000	375,665
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl AM 5.243%, 12/11/38	3,000,000	3,364,002
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3 5.209%, 12/11/38	2,000,000	2,008,286
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl AM 5.573%, 04/12/38 (A)	1,000,000	1,108,266
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl AM 5.717%, 06/11/40 (A)	2,000,000	2,273,264
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J 5.889%, 06/11/50 (A) (B)	460,582	12,869
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM 5.889%, 06/11/50 (A)	2,000,000	2,305,654
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AJ 5.889%, 06/11/50 (A)	5,000,000	4,240,575
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C 5.738%, 03/15/49 (A)	1,200,000	744,000
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.738%, 03/15/49 (A)	5,980,000	6,170,941
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ 5.219%, 07/15/44 (A)	8,000,000	8,473,016
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C 5.759%, 07/10/46 (A) (B)	1,750,000	2,080,993
Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.219%, 07/15/44 (A)	750,000	719,425
Commercial Mortgage Trust, Ser 2012- CR2, Cl C 4.858%, 08/15/45 (A)	1,000,000	1,087,187
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G 6.930%, 02/15/34 (B)	865,000	841,743

Description	Face Amount	Value
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl AJ 5.190%, 08/15/38 (A)	$2,000,000	$2,132,298
Credit Suisse Mortgage Capital Certificates, Ser 2006-C1, Cl A3 5.409%, 02/15/39 (A)	460,149	464,792
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.557%, 11/10/46 (A) (B)	1,000,000	1,162,196
FREMF Mortgage Trust, Ser 2011-K15, Cl B 4.932%, 08/25/44 (A) (B)	4,000,000	4,345,600
FREMF Mortgage Trust, Ser 2012-K21 3.938%, 07/25/22	4,000,000	3,561,448
FREMF Mortgage Trust, Ser 2012-K710, Cl C 3.949%, 06/25/47 (A) (B)	2,000,000	1,979,618
FREMF Mortgage Trust, Ser 2012-KF01, Cl C 3.248%, 10/25/44 (A) (B)	4,000,000	3,986,925
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J 5.772%, 03/10/39 (A) (B)	1,000,000	1,104
Impact Funding 6.975%, 07/25/33	87,994	86,163
6.515%, 07/25/33	293,310	322,147
6.315%, 07/25/33	117,323	133,936
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E 5.044%, 01/15/42 (A)	5,337,000	4,610,100
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ 5.480%, 05/15/45 (A)	5,000,000	5,346,695
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, CI J 6.256%, 02/15/51 (A) (B)	1,000,000	68,538
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM 6.002%, 02/15/51 (A)	3,000,000	3,362,805
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (A)	5,000,000	5,417,875
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl AJ 5.205%, 04/15/30 (A)	3,750,000	3,966,574
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C 5.350%, 11/15/40 (A)	1,100,000	1,081,155

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl AM 5.378%, 11/15/38	$5,000,000	$5,532,165
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.214%, 07/15/40 (A)	6,000,000	5,880,960
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D 6.440%, 07/15/40 (A)	650,000	358,981
Merrill Lynch Mortgage Trust, Ser C1, Cl AM 5.850%, 06/12/50 (A)	3,000,000	3,059,139
Morgan Stanley Capital I, Ser 2006-IQ11, Cl A3 5.862%, 10/15/42 (A)	59,578	60,143
Morgan Stanley Capital I, Ser 2006-T23, Cl A3 5.815%, 08/12/41 (A)	1,600,000	1,661,200
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM 5.833%, 06/11/49 (A)	10,000,000	11,060,240
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	10,000,000	8,585,570
Morgan Stanley Capital I, Ser 2007-T25, Cl B 5.614%, 11/12/49 (A) (B)	1,750,000	792,853
Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.652%, 06/11/42 (A) (B)	500,000	397,309
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 5.652%, 06/11/42 (A)	13,000,000	13,138,749
Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.254%, 09/15/47 (A) (B)	2,000,000	2,253,806
Morgan Stanley Reremic Trust, Ser 2011-KEYA, Cl 1B 7.000%, 12/19/40 (A) (B)	8,000,000	8,105,152
New York Securitization Trust, Ser 2012-1 6.704%, 12/27/47 (A) (B)	7,000,000	7,000,000
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.536%, 05/10/45 (A) (B)	4,000,000	4,510,072
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 4.960%, 08/10/49 (A) (B)	2,000,000	2,149,644
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4 4.503%, 12/10/45 (A) (B)	1,884,000	1,745,513
Velocity Commercial Capital Loan Trust, Ser 2011-1 4.208%, 08/25/40 (A) (B)	3,878,333	3,340,021

Description	Face Amount	Value
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J 5.870%, 12/15/43 (A) (B)	$1,414,000	$47,864

		167,545,446

Non-Agency Residential Mortgage-Backed Obligation — 0.0%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.458%, 02/25/37 (A)	589,151	1,119

Total Mortgage-Backed Securities (Cost $371,375,546)		368,474,968

CORPORATE OBLIGATIONS — 23.9%
Consumer Discretionary — 3.0%
AutoZone 7.125%, 08/01/18	4,000,000	4,982,388
Brands 6.625%, 04/01/21	1,000,000	1,137,500
Darden Restaurants 6.200%, 10/15/17	2,000,000	2,329,436
Lorillard Tobacco 8.125%, 06/23/19	5,000,000	6,374,140
New Albertsons 7.450%, 08/01/29	1,022,000	702,625
O’Reilly Automotive 4.875%, 01/14/21	5,000,000	5,447,880
Wynn Las Vegas 7.750%, 08/15/20	5,000,000	5,637,500

		26,611,469

Consumer Staples — 0.8%
Kroger 3.400%, 04/15/22	2,000,000	2,033,226
SUPERVALU 8.000%, 05/01/16	5,000,000	4,987,500

		7,020,726

Energy — 3.9%
Anadarko Petroleum 8.700%, 03/15/19	5,000,000	6,665,425
Chesapeake Energy 6.625%, 08/15/20	4,500,000	4,938,750
Nisource Finance 4.450%, 12/01/21	3,000,000	3,275,655
Oil States International (B) 5.125%, 01/15/23	250,000	253,125
Shell International Finance 4.300%, 09/22/19	5,000,000	5,743,505
Suncor Energy 6.100%, 06/01/18	3,000,000	3,644,682
Valero Energy 9.375%, 03/15/19	3,000,000	4,108,410
Williams 7.875%, 09/01/21	5,000,000	6,400,445

		35,029,997

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Financials — 10.8%
Aflac 8.500%, 05/15/19	$5,000,000	$6,777,085
Associates Corp. of North America 6.950%, 11/01/18	5,000,000	6,095,100
Bank of America (C) 5.875%, 01/05/21	5,000,000	5,877,100
5.250%, 03/12/25	5,000,000	4,900,690
Barclays Bank 7.625%, 11/21/22	5,000,000	4,931,250
BioMed Realty‡ 6.125%, 04/15/20	2,000,000	2,312,654
Farmers Exchange Capital (B) 7.050%, 07/15/28	5,000,000	6,133,300
Ford Motor Credit 5.875%, 08/02/21	4,960,000	5,637,387
Genworth Financial 7.625%, 09/24/21	13,050,000	15,645,645
Goldman Sachs Group 5.250%, 07/27/21	5,000,000	5,646,835
Jefferies Group 8.500%, 07/15/19	15,000,000	18,644,550
Level 3 Financing 8.125%, 07/01/19	3,000,000	3,270,000
Lloyds TSB Bank 6.375%, 01/21/21	2,000,000	2,464,324
Royal Bank of Canada 1.200%, 09/19/17	3,000,000	2,987,400
Societe Generale MTN (B) 5.200%, 04/15/21	1,000,000	1,118,700
UBS 7.625%, 08/17/22	3,250,000	3,570,908

		96,012,928

Health Care — 0.4%
Express Scripts Holding (B) 4.750%, 11/15/21	3,150,000	3,535,028

Industrials — 1.0%
News America 4.500%, 02/15/21	2,500,000	2,825,703
SABMiller Holdings (B) 3.750%, 01/15/22	3,000,000	3,186,222
Zachry Holdings (B) 7.500%, 02/01/20	3,000,000	3,090,000

		9,101,925

Information Technology — 0.8%
Hewlett-Packard 4.650%, 12/09/21	5,000,000	5,026,745
Jabil Circuit 8.250%, 03/15/18	2,000,000	2,390,000

		7,416,745

Description	Face Amount	Value
Materials — 0.7%
MeadWestvaco 7.375%, 09/01/19	$5,000,000	$6,261,300

Telecommunication Services — 1.9%
Crown Castle Towers (B) 6.113%, 01/15/20	2,500,000	3,024,785
GTP Acquisition Partners I (B) 7.628%, 06/15/16	2,500,000	2,628,375
WCP Wireless Site Funding (B) 6.829%, 11/15/15	10,000,000	10,784,380

		16,437,540

Utilities — 0.6%
Sabine Pass 7.500%, 11/30/16	5,000,000	5,550,000

Total Corporate Obligations (Cost $188,999,935)		212,977,658

ASSET-BACKED SECURITIES — 10.3%
Automotive — 4.8%
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl D 7.230%, 11/15/18 (B)	4,000,000	4,186,352
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl D 5.910%, 07/15/19 (B)	5,290,000	5,291,566
American Credit Acceptance Receivables Trust, Ser 2012-3 5.000%, 12/16/19 (B)	5,000,000	4,992,292
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl E 6.400%, 04/09/18 (B)	4,500,000	4,890,937
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl E 6.230%, 07/09/18	3,750,000	4,046,152
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl E 6.530%, 01/08/19 (B)	1,440,000	1,589,216
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl E 6.760%, 03/08/19	2,000,000	2,231,076
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl E 5.940%, 07/08/19 (B)	2,000,000	2,209,576
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C 5.940%, 03/20/17 (B)	3,000,000	3,099,873
Bush Truck Leasing, Ser 2011-AA, Cl C 5.000%, 09/25/18 (B)	1,547,152	1,542,599
CPS Auto Trust, Ser 2011-A, Cl D 10.000%, 04/16/18 (B)	418,024	428,493
CPS Auto Trust, Ser 2012-A, Cl D 8.590%, 06/17/19 (B)	2,099,997	2,099,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
CPS Auto Trust, Ser 2012-C, Cl E 7.500%, 12/16/19 (B)	$1,659,999	$1,662,161
CPS Auto Trust, Ser 2012-D 7.260%, 03/16/20 (B)	550,000	550,040
DT Auto Owner Trust, Ser 2011-3A, Cl D 5.830%, 03/15/18 (B)	2,000,000	2,076,240
DT Auto Owner Trust, Ser 2012-1A, Cl D 4.940%, 07/16/18 (B)	1,000,000	1,037,009
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl D 6.210%, 12/17/18 (B)	1,000,000	1,004,037

		42,937,013

Other Asset-Backed Securities — 5.5%
321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (B)	5,400,000	5,779,512
321 Henderson Receivables I, Ser 2012-1A, Cl B 7.140%, 02/15/67 (B)	1,000,000	1,036,529
321 Henderson Receivables I, Ser 2012-2A, Cl B 6.770%, 10/17/61 (B)	1,500,000	1,477,987
AH Mortgage Advance Trust, Ser SART-1, Cl C1 5.920%, 05/10/43 (B)	1,000,000	1,001,250
Brazos Student Finance, Ser 2009-1, Cl B 2.810%, 12/27/39 (A)	15,000,000	9,862,500
Marriott Vacation Club Owner Trust, Ser 2006-1A, Cl C 6.125%, 04/20/28 (B)	43,452	43,445
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl D 6.010%, 10/20/28 (B)	31,265	31,248
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4 0.450%, 11/27/28 (A)	5,000,000	3,982,355
Newstar Trust, Ser 2012-2A 4.558%, 01/20/23 (A) (B)	3,000,000	3,000,000
Sierra Receivables Funding, Ser 2007-2A, Cl A2 1.206%, 09/20/19 (A) (B)	2,076,452	2,056,906
Sierra Receivables Funding, Ser 2010-2A, Cl B 5.310%, 11/20/25 (B)	1,070,333	1,099,262
Sierra Receivables Funding, Ser 2011-1A, Cl C 6.190%, 04/20/26 (B)	3,761,231	3,932,502
Sierra Receivables Funding, Ser 2011-2A, Cl C 8.350%, 05/20/28 (B)	2,079,156	2,139,499
Sierra Receivables Funding, Ser 2011-3A, Cl C 9.310%, 07/20/28 (B)	1,762,211	1,816,184

Description	Face Amount	Value
Silverleaf Finance, Ser 2010-A, Cl C 10.000%, 07/15/22 (B)	$1,131,998	$1,139,340
Silverleaf Finance, Ser 2010-B, Cl B 8.475%, 05/16/22 (B)	1,818,314	1,815,407
SLM Student Loan Trust 2012-7, Ser 2012-7 2.004%, 09/25/43 (A)	5,000,000	4,343,265
Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (B)	3,000,000	3,649,176
Westgate Resorts, Ser 2012-2A, Cl C 9.000%, 01/20/25 (B)	859,935	875,522

		49,081,889

Total Asset-Backed Securities (Cost $89,487,970)		92,018,902

U.S. TREASURY OBLIGATIONS — 10.1%
U.S. Treasury Inflationary Protection Security 1.125%, 01/15/21	5,262,150	6,158,357
U.S. Treasury Notes 2.000%, 02/15/22	5,000,000	5,070,705
1.750%, 05/15/22	10,000,000	9,884,380
1.625%, 11/15/22	10,000,000	9,681,250
1.375%, 12/31/18	25,000,000	25,390,625
1.250%, 01/31/19	16,000,000	16,115,008
1.125%, 12/31/19	15,000,000	14,764,455
1.000%, 08/31/19	3,000,000	2,946,798

Total U.S. Treasury Obligations (Cost $88,929,056)		90,011,578

MUNICIPAL BONDS — 7.1%
California State, Build America Bonds, GO Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,737,310
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B-1, RB 7.000%, 01/01/16	5,000,000	5,216,200
Denton Independent School District, Ser C, GO, PSF-GTD 2.500%, 08/15/21	1,590,000	1,629,050
Government Development Bank for Puerto Rico, Ser Senior B, RB 4.704%, 05/01/16	3,000,000	3,024,360
Hidalgo County, Build America Bonds, GO Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	590,140
Illinois State, Build America Bonds, GO 7.350%, 07/01/35	3,000,000	3,583,680
Jefferson County, Ser A, GO Callable 03/07/13 @ 100 7.700%, 05/15/16	885,000	887,611

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	$1,000,000	$1,181,250
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	12,000,000	14,282,160
Ohio State, Development Assistance, RB 5.311%, 04/01/19	5,000,000	5,712,350
Pasadena, Independent School District, GO, PSF-GTD Callable 02/15/22 @ 100 4.089%, 02/15/30	3,000,000	3,194,970
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,405,600
San Antonio, Airport System, Ser B, RB, AGM 4.861%, 07/01/18	2,000,000	2,258,000
San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,639,448
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	1,750,000	2,017,960
Texas State, Public Finance Authority Charter School, RB 8.125%, 02/15/27	1,900,000	2,138,108
University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	3,000,000	3,660,780

Total Municipal Bonds (Cost $57,891,490)		63,158,977

COLLATERALIZED LOAN OBLIGATIONS — 5.4%
AMMC CDO, Ser 2012-10A, Cl D 4.810%, 04/11/22 (A) (B)	4,000,000	4,017,472
Babson CLO, Ser 2005-3A, Cl E 4.810%, 11/10/19 (A)	1,676,675	1,572,921
Babson CLO, Ser 2012-1A, Cl C 4.300%, 04/15/22 (A) (B)	3,000,000	2,999,937
Benefit Street Partners CLO, Ser 2012-IA, Cl C 4.899%, 10/15/23 (A) (B)	4,000,000	3,666,720
Carlyle Global Market Strategies CLO, Ser 2013-1A 5.500%, 02/14/25 (A) (B)	4,500,000	4,380,210
Galaxy CLO, Ser 2012-14A, Cl C1 3.410%, 11/15/24 (A) (B)	2,000,000	1,945,000
Galaxy CLO, Ser 2012-14A, Cl D 4.710%, 11/15/24 (A) (B)	3,000,000	2,835,000

Description	Face Amount/ Shares	Value
Gramercy Park CLO, Ser 2012-1A, Cl C 4.803%, 07/17/23 (A) (B)	$4,000,000	$4,021,564
KKR CLO, Ser 2012-1A, Cl C 4.810%, 12/15/24 (A) (B)	5,750,000	5,364,175
MCF CLO, Ser 2013-1A 6.051%, 04/20/23 (A) (B)	500,000	472,033
Oak Hill Credit Partners, Ser 2012-6A, Cl D 4.810%, 05/15/23 (A) (B)	2,500,000	2,513,052
Oak Hill Credit Partners, Ser 2012-7A, Cl D 4.340%, 11/20/23 (B)	3,000,000	2,821,200
Race Point CLO, Ser 2012-6A, Cl D 4.812%, 05/24/23 (A) (B)	2,000,000	2,010,226
Symphony CLO XI, Ser 2013-11A, Cl E 5.512%, 01/17/25 (A) (B)	1,000,000	936,259
Symphony CLO, Ser 2011-7A, Cl E 3.913%, 07/28/21 (A) (B)	4,000,000	3,782,408
Symphony CLO, Ser 2011-7A, Cl D 3.513%, 07/28/21 (A) (B)	5,000,000	4,762,495

Total Collateralized Loan Obligations (Cost $45,586,454)		48,100,672

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
HUD 6.980%, 08/01/14	20,000	20,279
Tennessee Valley Authority 3.875%, 02/15/21	5,000,000	5,750,480

Total U.S. Government Agency Obligations (Cost $4,983,502)		5,770,759

CASH EQUIVALENT* — 0.1%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $581,396)	581,396	581,396

COMMERCIAL PAPER (D) — 0.4%
Abbey National North America 0.230%, 02/19/13	250,000	249,967
AXA Financial 0.301%, 02/25/13 (B)	250,000	249,968
Bank of Nova Scotia 0.111%, 02/07/13	250,000	249,994
Bank of Tokyo-Mitsubishi UFJ NY 0.170%, 02/20/13	250,000	249,977
Block Financial 0.400%, 02/21/13 (B)	250,000	249,959
BMW US Capital 0.109%, 03/01/13 (B)	250,000	249,942
BNP Paribas Finance 0.200%, 02/13/13	250,000	249,988
Ciesco 0.200%, 02/12/13 (B)	250,000	249,981

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Deutsche Bank Financial 0.180%, 02/27/13	$250,000	$249,965
0.160%, 02/08/13	250,000	249,991
Kingdom of Denmark 0.079%, 02/15/13	250,000	249,987
ONEOK 0.320%, 02/26/13 (B)	250,000	249,948
Philip Morris International 0.059%, 02/11/13 (B)	250,000	249,988
Queensland Treasury 0.131%, 02/14/13	325,000	324,988
Weatherford International 0.901%, 02/28/13 (B)	250,000	249,944

Total Commercial Paper (Cost $3,824,494)		3,824,587

REPURCHASE AGREEMENTS — 1.5%
Morgan Stanley 0.100%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $3,000,008 (collateralized by a FHLMC obligation, par value $2,989,101, 2.490%, 07/01/42; with total market value $3,090,000)	3,000,000	3,000,000
Morgan Stanley Open Ended 1.010%, dated 01/31/13, to be repurchased on 12/31/49**, repurchase price $5,000,140 (collateralized by a corporate obligation, par value $7,340,947, 0.000%, 03/01/97; with total market value $5,400,001)	5,000,000	5,000,000
Morgan Stanley Open Ended 1.010%, dated 01/31/13, to be repurchased on 12/31/49**, repurchase price $5,000,140 (collateralized by corporate obligations, par value $4,000-$1,643,409, 0.000%-11.750%, 01/15/15-03/01/97; with total market value $5,400,000)	5,000,000	5,000,000

Total Repurchase Agreements (Cost $13,000,000)		13,000,000

Total Investments — 100.7% (Cost $864,659,843)		$897,919,497

Percentages are based on Net Assets of $891,830,657.

*	Rate shown is the 7-day effective yield as of January 31, 2013.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
‡	Real Estate Investment Trust
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2013.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2013. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

AESOP — Auto Employee Stock Ownership Plan

AGM — Assured Guarantee Municipal

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HUD — Department of Housing and Urban Development

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

NY — New York

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Security

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST CREDIT FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 31.1%
U.S. Treasury Notes
0.250%, 01/31/15	$1,000,000	$999,688
0.125%, 12/31/14	4,000,000	3,989,688

Total U.S. Treasury Obligations (Cost $4,989,903)		4,989,376

CORPORATE OBLIGATIONS — 24.2%
Consumer Discretionary — 4.3%
Neiman Marcus Group 7.125%, 06/01/28	110,000	110,825
Standard Pacific 8.375%, 05/15/18	250,000	295,000
Wynn Las Vegas 7.750%, 08/15/20	250,000	281,875

		687,700

Consumer Staples — 1.6%
SUPERVALU 8.000%, 05/01/16	250,000	249,375

Energy — 1.6%
Oil States International (A) 5.125%, 01/15/23	250,000	253,125

Financials — 10.2%
Barclays Bank 7.625%, 11/21/22	250,000	246,562
E*TRADE Financial 6.750%, 06/01/16	250,000	265,625
Genworth Financial 7.625%, 09/24/21	250,000	299,725
GTP Acquisition Partners I (A) 7.628%, 06/15/16	250,000	262,838

Description	Face Amount	Value
Level 3 Financing 8.125%, 07/01/19	$268,000	$292,120
UBS 7.625%, 08/17/22	250,000	274,685

		1,641,555

Industrials — 6.5%
Del Monte 7.625%, 02/15/19	250,000	260,625
Intelsat Luxembourg 11.250%, 02/04/17	250,000	265,000
Zachry Holdings (A) 7.500%, 02/01/20	500,000	515,000

		1,040,625

Total Corporate Obligations (Cost $3,848,956)		3,872,380

COLLATERALIZED LOAN OBLIGATIONS — 19.3%
Carlyle Global Market Strategies CLO, Ser 2013-1A 5.500%, 02/14/25 (A) (B)	1,000,000	973,380
KKR CLO, Ser 2012-1A, Cl C 4.810%, 12/15/24 (A) (B)	250,000	233,225
MCF CLO, Ser 2013-1A 6.051%, 04/20/23 (A) (B)	1,000,000	944,066
Symphony CLO XI, Ser 2013-11A, Cl E 5.512%, 01/17/25 (A) (B)	1,000,000	936,259

Collateralized Loan Obligations (Cost $3,078,223)		3,086,930

ASSET-BACKED SECURITIES — 9.6%
Automotive — 5.2%
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl C 6.260%, 09/15/17 (A)	250,000	260,444
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl E 4.460%, 11/08/19 (A)	300,000	319,555
CPS Auto Trust, Ser 2012-D 7.260%, 03/16/20 (A)	250,000	250,019

		830,018

Credit Cards — 3.1%
Capital One Multi-Asset Execution Trust, Ser 2013-A1, Cl A1 0.630%, 11/15/18	500,000	499,924

Other Asset-Backed Securities — 1.3%
Newstar Trust, Ser 2012-2A 4.561%, 01/20/23 (A) (B)	200,000	200,000

Total Asset-Backed Securities (Cost $1,525,239)		1,529,942

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount/ Shares	Value
MORTGAGE-BACKED SECURITIES — 7.6%
Commercial Mortgage-Backed Obligations — 7.6%
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.738%, 03/15/49 (B)	$250,000	$257,983
Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.219%, 07/15/44 (B)	250,000	239,808
FREMF Mortgage Trust, Ser 2012-K22, Cl C 3.687%, 08/25/45 (A) (B)	250,000	230,989
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.210%, 07/15/40 (B)	500,000	490,080

Total Mortgage-Backed Securities (Cost $1,220,491)		1,218,860

MUNICIPAL BOND — 2.0%
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30 (Cost $328,067)	275,000	327,299

CASH EQUIVALENT* — 23.1%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $3,701,593)	3,701,593	3,701,593

Total Investments — 116.9% (Cost $18,692,472)		$18,726,380

Percentages are based on Net Assets of $16,020,916.

*	Rate shown is the 7-day effective yield as of January 31, 2013.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2013.

Cl — Class

CLO — Collateralized Loan Obligation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 34.6%
Automotive — 15.4%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl C 2.780%, 09/17/18 (A)	$2,000,000	$1,996,490
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl D 4.980%, 01/08/18	4,000,000	4,268,984
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl D 4.000%, 05/08/17	2,000,000	2,105,392
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A 3.270%, 02/20/18 (A)	3,500,000	3,726,628
Chesapeake Funding, Ser 2012-1A, Cl C 2.208%, 11/07/23 (A) (B)	3,000,000	3,023,077
Chesapeake Funding, Ser 2012-2A, Cl D 2.058%, 05/07/24 (A) (B)	2,000,000	2,000,000
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl D 3.520%, 08/08/16	4,000,000	4,012,164
CPS Auto Trust, Ser 2010-A, Cl A 2.890%, 03/15/16 (A)	391,710	392,489
CPS Auto Trust, Ser 2011-A, Cl A 2.820%, 04/16/18 (A)	1,277,381	1,296,911
CPS Auto Trust, Ser 2011-B, Cl A 3.680%, 09/17/18 (A)	1,137,698	1,172,442
DT Auto Owner Trust, Ser 2010-1A, Cl D 5.920%, 09/15/16 (A)	487,391	490,929

Description	Face Amount	Value
DT Auto Owner Trust, Ser 2011-2A, Cl D 4.360%, 12/15/16 (A)	$3,500,000	$3,579,530
Ford Credit Auto Owner Trust, Ser 2010-B, Cl C 2.770%, 05/15/16	500,000	517,846
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl D 2.306%, 01/15/16 (B)	3,150,000	3,172,715
Hertz Vehicle Financing, Ser 2010-1A, Cl A1 2.600%, 02/25/15 (A)	500,000	508,798
Rental Car Finance, Ser 2011-1A, Cl B1 4.380%, 02/25/16 (A)	3,000,000	3,136,092
Santander Drive Auto Receivables Trust, Ser 2011-S1A, Cl C 1.890%, 05/15/17 (A)	817,935	819,455
SMART Trust, Ser 2012-4US, Cl A4B 0.906%, 08/14/18 (B)	1,000,000	1,003,748
Tidewater Auto Receivables Trust 2012-A, Ser 2012-AA, Cl A1 0.640%, 11/15/13 (A)	987,936	988,138
Tidewater Auto Receivables Trust 2012-A, Ser 2012-AA, Cl A3 1.990%, 04/15/19 (A)	3,000,000	2,994,463

		41,206,291

Credit Cards — 2.6%
Capital One Multi-Asset Execution Trust, Ser 2013-A1, Cl A1 0.630%, 11/15/18	2,000,000	1,999,698
Chase Issuance Trust, Ser 2012-A6, Cl A 0.336%, 08/15/17 (B)	3,000,000	3,002,676
World Financial Network Credit Card Master Trust, Ser 2006-A, Cl B 0.556%, 02/15/17 (A) (B)	750,000	748,000
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B 6.750%, 04/15/19	1,000,000	1,098,416

		6,848,790

Other Asset-Backed Securities — 16.6%
Access Group, Ser 2002-A, Cl A2 0.547%, 09/25/37 (B)	3,000,000	2,636,700
CLI Funding, Ser 2011-2A, Cl Note 4.940%, 10/18/26 (A)	1,314,470	1,377,080
DSC Floorplan Master Owner Trust, Ser 2011-1, Cl A 3.910%, 03/15/16 (A)	3,500,000	3,563,389
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A 0.695%, 06/20/17 (B)	10,000,000	10,050,560
Global SC Finance SRL, Ser 2012-1A, Cl A 4.110%, 07/19/27 (A)	3,396,250	3,541,491

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
Impact Funding, Ser 2001-A 5.933%, 07/25/33	$1,284,236	$1,393,589
Marriott Vacation Club Owner Trust, Ser 2009-2A, Cl A 4.809%, 07/20/31 (A)	1,066,576	1,109,142
National Collegiate Student Loan Trust, Ser 2004-2, Cl A3 0.414%, 04/26/27 (B)	2,120,812	2,087,776
Nelnet Student Loan Trust, Ser 2012-6A, Cl B 1.704%, 08/26/52 (A) (B)	3,000,000	2,204,594
Newstar Trust, Ser 2012-2A, Cl A 2.208%, 01/20/23 (A) (B)	5,000,000	5,000,000
Sierra Receivables Funding, Ser 2007-2A, Cl A2 1.206%, 09/20/19 (A) (B)	389,335	385,670
Sierra Receivables Funding, Ser 2010-1A, Cl A1 4.480%, 07/20/26 (A)	1,149,704	1,171,733
Sierra Receivables Funding, Ser 2012-1A, Cl B 3.580%, 11/20/28 (A)	609,533	612,336
SLM Student Loan Trust, Ser 2012-A 1.606%, 08/15/25 (A) (B)	1,989,262	2,019,767
SLM Student Loan Trust, Ser 2013-R1, Cl A 1.704%, 03/25/33 (A) (B)	3,000,000	2,955,384
TAL Advantage, Ser 2011-2A, Cl A 4.310%, 05/20/26 (A)	2,500,000	2,511,515
Textainer Marine Containers, Ser 2011- 1A, Cl A 4.700%, 06/15/26 (A)	1,683,333	1,718,781

		44,339,507

Total Asset-Backed Securities (Cost $90,945,231)		92,394,588

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Notes 2.000%, 04/30/16	5,000,000	5,246,875
1.000%, 09/30/16	5,000,000	5,078,515
0.875%, 01/31/17	2,500,000	2,522,655
0.750%, 10/31/17 to 12/31/17	15,000,000	14,938,665
0.625%, 11/30/17	8,000,000	7,918,128
0.500%, 07/31/17	5,000,000	4,941,015
0.375%, 04/15/15	2,500,000	2,503,905
0.250%, 02/28/14 to 05/15/15	15,000,000	15,003,223
0.125%, 12/31/14	5,000,000	4,987,110

Total U.S. Treasury Obligations (Cost $63,176,171)		63,140,091

MORTGAGE-BACKED SECURITIES — 21.7%
Agency Mortgage-Backed Obligations — 17.6%
FHLMC
2.280%, 02/01/37 (B)	2,397,904	2,549,755
FHLMC Multifamily Structured Pass Through Certificates, Ser 2012-KF01, Cl A 0.554%, 04/25/19 (B)	2,365,252	2,371,165

Description	Face Amount	Value
FHLMC REMIC, Ser 2010-3747, Cl UF 0.686%, 10/15/40 (B)	$7,657,209	$7,698,114
FNMA REMIC, Ser 2011-84, Cl F 0.554%, 01/25/40 (B)	8,537,270	8,559,731
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	4,640,975	4,985,438
GNMA REMIC, Ser 2011-125, Cl BG 2.250%, 12/20/30	3,842,910	3,907,759
GNMA, Ser 2009-70, Cl PD 5.000%, 05/20/38	6,684,962	7,087,758
GNMA, Ser 2010-80, Cl F 0.605%, 04/20/40 (B)	1,916,980	1,926,018
GNMA, Ser 2011-50, Cl DK 2.500%, 02/20/40	7,643,478	7,931,018

		47,016,756

Commercial Mortgage-Backed Obligations — 4.1%
Commercial Mortgage Pass Through Certificates, Ser 2007-FL14, Cl AJ 0.386%, 06/15/22 (A) (B)	2,881,498	2,855,288
GE Business Loan Trust, Ser 2003-1 0.636%, 04/15/31 (A) (B)	3,008,231	2,842,952
Holmes Master Issuer, Ser 2012-1A, Cl A2 1.954%, 10/15/54 (A) (B)	3,000,000	3,076,813
Morgan Stanley Capital I, Ser 2003-IQ4, Cl C 4.270%, 05/15/40	2,000,000	2,004,938

		10,779,991

Total Mortgage-Backed Securities (Cost $56,861,713)		57,796,747

CORPORATE OBLIGATIONS — 11.1%
Consumer Staples — 1.4%
Clorox 5.950%, 10/15/17	3,000,000	3,563,604

Energy — 2.5%
BP AMI Leasing (A) 5.523%, 05/08/19	3,000,000	3,539,013
Noble Holding International 3.450%, 08/01/15	3,000,000	3,156,702

		6,695,715

Financials — 4.7%
ABN Amro Bank MTN (A) (B) 2.072%, 01/30/14	3,000,000	3,038,220
Bank of America (B) 1.855%, 07/11/14	3,000,000	3,043,287
HSBC Finance (B) 0.740%, 06/01/16	3,000,000	2,949,675
SLM MTN (B) 4.312%, 12/15/20	3,525,000	3,373,143

		12,404,325

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount /Shares	Value
Industrials — 1.2%
Ingersoll-Rand Global Holding 9.500%, 04/15/14	$3,000,000	$3,290,139

Information Technology — 1.3%
BMC Software 7.250%, 06/01/18	3,000,000	3,544,647

Total Corporate Obligations (Cost $27,805,439)		29,498,430

MUNICIPAL BONDS — 4.3%
Colorado State, Housing & Finance Authority, Ser B, RB 1.600%, 05/15/16	3,000,000	3,032,640
New York, Institute of Technology, Ser A-RMKT, RB 4.799%, 03/01/14	3,400,000	3,481,022
North Carolina, Eastern Municipal Power Agency, Ser C, RB 4.430%, 01/01/14	1,500,000	1,537,305
Oklahoma County, Finance Authority, Build America Bonds, RB 5.350%, 09/01/15	750,000	818,010
San Antonio, Convention Hotel Finance, Ser B, RB, AMBAC 4.800%, 07/15/13	1,215,000	1,225,838
South Texas, Higher Education Authority, Ser 2012-1, Cl A1 (B) 0.808%, 10/01/20	1,501,430	1,503,261

Total Municipal Bonds (Cost $11,401,552)		11,598,076

CASH EQUIVALENT* — 1.9%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $5,089,216)	5,089,216	5,089,216

REPURCHASE AGREEMENT — 3.7%
Morgan Stanley 0.100%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $10,000,028 (collateralized by various FHLMC obligations, ranging in par value $3,526,893-$23,542,478, 3.103%-3.840%, 10/01/39-06/01/42; with total market value $10,300,000) (Cost $10,000,000)	10,000,000	10,000,000

Total Investments — 100.9% (Cost $265,279,322)		$269,517,148

Percentages are based on Net Assets of $267,071,255.

*	Rate shown is the 7-day effective yield as of January 31, 2013.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2013.

AESOP — Auto Employee Stock Ownership Plan

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 94.4%
Alaska — 0.5%
Anchorage, Ser D, GO, NATL-RE Callable 06/01/15 @ 100 5.000%, 06/01/18	$1,000,000	$1,095,460

Arizona — 1.1%
Maricopa County Unified School District No. 41 Gilbert, GO 4.000%, 07/01/19	1,000,000	1,143,590
Pima County, Street and Highway Revenue, RB 3.000%, 07/01/19	1,190,000	1,288,770

		2,432,360

Arkansas — 0.1%
University of Arkansas, RB 3.000%, 11/01/18	300,000	328,983

California — 2.7%
San Francisco City & County, Unified School District, Proposition A-Election 2003, Ser C, GO, NATL-RE Callable 06/15/16 @ 100 4.000%, 06/15/18	1,500,000	1,653,600
State of California, GO 5.000%, 04/01/18 4.000%, 09/01/18	3,200,000 600,000	3,832,672 693,792

		6,180,064

Description	Face Amount	Value
Colorado — 3.1%
Adams County, School District No. 14, GO, FSA Callable 12/01/16 @ 100 5.125%, 12/01/31	$1,000,000	$1,118,720
Boulder Valley, School District No. R-2 Boulder, Ser B, GO 4.000%, 12/01/18	2,000,000	2,327,440
Denver, City & County Board of Water Commission, Ser A, RB, AGM (A) Pre-Refunded @ 100 4.750%, 12/01/17	1,570,000	1,593,205
Highlands Ranch, Metropolitan District No. 2, GO, NATL-RE FGIC Callable 06/15/15 @ 100 4.100%, 06/15/18	1,000,000	1,067,540
Pueblo County, School District No. 60, GO 3.000%, 12/15/13	1,000,000	1,023,990

		7,130,895

District of Columbia — 0.8%
District of Columbia, Ser A, GO, FGIC Callable 06/01/17 @ 100 4.750%, 06/01/31	1,750,000	1,924,632

Florida — 2.6%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,198,800
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA, FNMA, FHLMC Callable 01/01/20 @ 100 5.000%, 07/01/28	1,620,000	1,745,680
Orlando, Capital Improvement Project, Ser A, RB 3.000%, 04/01/18	1,750,000	1,882,458

		5,826,938

Georgia — 0.9%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO Callable 12/01/15 @ 100 5.000%, 12/01/18	1,000,000	1,103,650
Georgia State, Ser D, GO Callable 12/01/13 @ 100 4.000%, 12/01/14	1,000,000	1,031,120

		2,134,770

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Illinois — 3.0%
Chicago, O’Hare International Airport, Ser B, RB Callable 01/01/21 @ 100 5.500%, 01/01/31	$1,000,000	$1,161,010
Illinois State, Ser A, GO 3.000%, 01/01/18	2,000,000	2,107,360
Lake County, Community Unit School District No. 116-Round Lake, School Building Project, GO, XLCA Callable 01/15/15 @ 100 5.250%, 01/15/24	1,000,000	1,050,690
Railsplitter Tobacco Settlement Authority, RB 5.250%, 06/01/20	2,130,000	2,573,466

		6,892,526

Indiana — 1.1%
Fairfield, School Building, RB, NATL-RE FGIC (A) Pre-Refunded @ 100 5.000%, 01/15/14	1,115,000	1,164,930
Franklin Township, School Building, RB, AMBAC Callable 01/15/17 @ 100 5.000%, 01/15/29	1,300,000	1,404,572

		2,569,502

Iowa — 2.2%
Cedar Rapids, Ser A, GO Callable 06/01/15 @ 100 4.000%, 06/01/19	1,200,000	1,278,984
Coralville, Urban Renewal Tax Increment, Ser C, TA Callable 06/01/17 @ 100 5.000%, 06/01/18	1,125,000	1,222,661
County of Hardin Iowa, GO 2.500%, 06/01/17 2.500%, 06/01/18 2.500%, 06/01/19	680,000 785,000 925,000	710,090 824,179 969,169

		5,005,083

Louisiana — 0.5%
St. Tammany, Parishwide School District No. 12, GO, NATL-RE Callable 03/01/15 @ 100 4.000%, 03/01/16	1,000,000	1,068,840

Maryland — 1.0%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO Callable 04/01/18 @ 100 4.700%, 04/01/36	1,000,000	1,096,630
Maryland State, State Local Facilities, Ser A, GO Callable 03/01/17 @ 100 4.000%, 03/01/23	1,000,000	1,089,700

		2,186,330

Description	Face Amount	Value
Massachusetts — 0.5%
Massachusetts State, Consolidated Loan, Ser A, GO (A) Pre-Refunded @ 100 5.000%, 08/01/14	$1,000,000	$1,068,220

Michigan — 1.3%
Howell, Public Schools, School Building & Site Project, GO (A) Pre-Refunded @ 100 5.000%, 05/01/17	1,000,000	1,035,340
Michigan State, Building Authority, Revenue Refunding Facilities Program, Ser I, RB, AGM Callable 10/15/13 @ 100 5.250%, 10/15/15	2,000,000	2,067,760

		3,103,100

Minnesota — 0.7%
Minnesota Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	1,489,844	1,506,441

Mississippi — 0.5%
Mississippi State, Development Bank, Rankin County Public Improvement Project, RB, AMBAC 3.500%, 07/01/14	1,150,000	1,194,125

Nevada — 0.5%
Clark County, School District, Ser A, GO, AGM Callable 06/15/14 @ 100 4.000%, 06/15/17	1,000,000	1,044,900

New Jersey — 0.3%
Atlantic County, State Aid County College, GO 3.375%, 01/15/15	565,000	597,182

New Mexico — 0.6%
Bernalillo County, Ser A, GO Callable 08/01/17 @ 100 4.000%, 08/01/19	300,000	336,183
New Mexico State, Severance Tax, Ser A-1, RB Callable 07/01/17 @ 100 2.750%, 07/01/20	1,000,000	1,046,550

		1,382,733

New York — 2.7%
New York City, Ser P, GO, NATL-RE Callable 08/01/15 @ 100 5.000%, 08/01/18	1,000,000	1,103,290
New York State Dormitory Authority, RB 4.000%, 09/01/15	1,335,000	1,411,255

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
New York State, Dormitory Authority, State Education Project, Ser D, RB 4.000%, 03/15/16	$1,000,000	$1,103,660
New York State, Thruway Authority, Ser H, RB, NATL-RE 4.000%, 01/01/18	1,000,000	1,122,840
Suffolk County, Public Improvement Project, Ser B, GO, NATL-RE Callable 11/01/15 @ 100 4.375%, 11/01/18	1,400,000	1,495,886

		6,236,931

North Carolina — 0.4%
Mecklenburg County, Public Improvement Project, Ser A, GO (A) Pre-Refunded @ 100 4.000%, 02/01/13	1,000,000	1,000,000

Ohio — 1.0%
State of Ohio, Ser A, GO 3.000%, 02/01/19	2,190,000	2,409,153

Oklahoma — 0.5%
Central Oklahoma, Transportation & Parking Authority, Parking System Project, RB, AMBAC (A) Pre-Refunded @ 100 5.000%, 07/01/13	1,035,000	1,055,089

Oregon — 0.7%
Oregon State, Board of Higher Education Project, Ser B, GO Callable 08/01/17 @ 100 4.500%, 08/01/32	1,000,000	1,093,760
Oregon State, GO (B) Callable 02/06/13 @ 100 0.090%, 06/01/40	500,000	500,000

		1,593,760

Tennessee — 3.2%
Memphis, Ser A, GO 2.000%, 04/01/19	2,000,000	2,046,700
Memphis-Shelby County Sports Authority, Ser A, RB Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	2,117,700
Montgomery County, GO, NATL-RE FGIC Callable 05/01/14 @ 102 4.750%, 05/01/16	2,000,000	2,146,420
Tennessee Housing Development Agency, RB Callable 01/01/22 @ 100 2.750%, 01/01/24 2.750%, 07/01/24	500,000 350,000	501,960 346,945

Description	Face Amount	Value
Tennessee Housing Development Agency, Ser 2B, RB 2.350%, 01/01/21	$400,000	$401,144

		7,560,869

Texas — 54.5%
Alamo, Community College District, Ser A, RB 3.000%, 11/01/19	2,000,000	2,183,520
Andrews County Hospital District, GO 2.750%, 03/15/20	1,250,000	1,276,787
Andrews County Hospital District, GO, AGM 2.500%, 03/15/19	1,215,000	1,246,942
Arlington, Special Tax Revenue, RB Callable 02/15/19 @ 100 5.000%, 08/15/28	250,000	276,510
Austin, Hotel Occupancy Tax, RB, AGM Callable 11/15/13 @ 100 5.000%, 11/15/15	1,505,000	1,546,493
Austin, Independent School District, GO Callable 08/01/19 @ 100 4.125%, 08/01/21	1,000,000	1,120,310
Austin, Public Improvement Project, Ser 2005, GO, NATL-RE Callable 03/01/15 @ 100 5.000%, 09/01/16	500,000	547,635
Austin, Water & Wastewater System, RB (B) (C) Callable 02/04/13 @ 100 0.090%, 05/15/31	3,300,000	3,300,000
Austin, Water & Wastewater System, Ser A, RB, AMBAC 5.000%, 11/15/19	1,000,000	1,233,440
Bastrop, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/19 @ 100 5.250%, 02/15/32 5.000%, 02/15/34	500,000 1,000,000	568,395 1,115,950
Beaumont, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/33	500,000	564,595
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 5.125%, 04/01/20	385,000	451,104
Carrollton, Farmers Branch Independent School District, GO, PSF-GTD Callable 02/15/14 @ 100 5.000%, 02/15/17	1,000,000	1,046,920

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Clifton, Higher Education Finance, Idea Public Schools Project, RB 4.800%, 08/15/21	$500,000	$568,480
College Station, GO Callable 02/15/18 @ 100 4.500%, 02/15/27 4.000%, 02/15/19	1,730,000 1,000,000	1,981,853 1,130,990
College Station, GO (A) Pre-Refunded @ 100 4.500%, 02/15/27	160,000	191,333
Conroe Industrial Development, RB, AGM 4.000%, 09/01/18	300,000	337,722
Conroe, Independent School District, GO, PSF-GTD 3.000%, 02/15/19	500,000	554,025
Corpus Christi, GO 4.000%, 03/01/19	1,010,000	1,157,914
Dallas County, Schools Public Property Finance, GO 3.000%, 06/01/19	940,000	1,020,586
Dallas, GO Callable 02/15/18 @ 100 5.000%, 02/15/25	1,000,000	1,159,940
Dallas, GO, NATL-RE Callable 02/15/17 @ 100 4.250%, 02/15/22	845,000	938,643
Dallas, Ser B, RB 5.000%, 11/01/19	1,295,000	1,563,233
Denton County, GO 3.000%, 04/15/18	985,000	1,087,095
Denton, Independent School District, GO Callable 08/15/19 @ 100 5.000%, 08/15/27	1,000,000	1,128,500
Ector County, Hospital District, Ser A, RB 4.000%, 09/15/14	1,260,000	1,301,366
El Paso, GO Callable 08/15/19 @ 100 5.500%, 08/15/34	1,000,000	1,178,330
Elkhart, Independent School District, School Building Project, GO Callable 08/15/19 @ 100 4.625%, 08/15/30	665,000	748,770
Forney, Independent School District, School Building Project, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/38	1,000,000	1,109,550
Fort Bend County, Municipal Utility District No. 25, GO Callable 10/01/16 @ 100 5.600%, 10/01/36	1,000,000	1,070,360
Frisco, GO 3.000%, 02/15/19	1,685,000	1,848,496

Description	Face Amount	Value
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/27	$500,000	$575,615
Galveston County, GO 3.000%, 02/01/19	600,000	651,006
Garland Independent School District, Ser A, GO, PSF-GTD Callable 08/15/13 @ 100 3.000%, 02/15/19	350,000	352,600
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/32	1,000,000	1,118,830
Greenville, Electric Utility System, RB Callable 02/15/19 @ 100 5.000%, 02/15/20	1,000,000	1,153,590
Harris County, Cultural Education Facilities Finance, Methodist Hospital System, RB 4.000%, 06/01/14	500,000	522,965
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	1,147,820
Houston, Ser A, GO 4.000%, 03/01/18	3,800,000	4,368,518
Hurst, Waterworks and Sewer System, GO Callable 08/15/18 @ 100 5.000%, 08/15/36	1,000,000	1,154,550
Irving, Hotel Occupancy Project, GO Callable 02/15/19 @ 100 5.000%, 08/15/39	1,000,000	1,128,330
Irving, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/28	500,000	569,410
Jefferson County, GO 3.000%, 08/01/18	1,500,000	1,630,515
Kaufman County, GO, AGM 3.000%, 02/15/22	1,670,000	1,707,191
Klein, Independent School District, Schoolhouse Project, GO Callable 08/01/19 @ 100 5.000%, 08/01/34	855,000	969,698
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,728,675
Lubbock, GO, NATL-RE (A) Pre-Refunded @ 100 5.000%, 02/15/14	855,000	896,664

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Lubbock, GO, NATL-RE Callable 02/15/14 @ 100 5.000%, 02/15/16	$145,000	$151,573
Mauriceville, Municipal Utility District, GO, AGM 2.000%, 11/15/14	1,110,000	1,121,255
Mesquite, Independent School District No. 1, School Building Project, GO Callable 08/15/19 @ 100 4.375%, 08/15/26	560,000	630,420
Navarro County, Junior College District, RB, AGM 3.000%, 05/15/19 2.250%, 05/15/18	550,000 880,000	577,638 899,844
North Texas, Tollway Authority, RB Callable 01/01/18 @ 100 5.750%, 01/01/33	1,000,000	1,108,660
North Texas, Tollway Authority, Ser C, RB Callable 01/01/19 @ 100 5.250%, 01/01/20	1,250,000	1,471,388
Nueces County, GO, AMBAC (A) Pre-Refunded @ 100 5.000%, 02/15/15	1,000,000	1,048,730
Olmos Park Higher Education Facilities, RB 2.000%, 12/01/18	3,000,000	3,053,010
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD Callable 02/01/18 @ 100 5.000%, 02/01/33	1,000,000	1,139,730
Plano, Refunding & Improvement Project, GO Callable 09/01/15 @ 100 4.100%, 09/01/19	1,000,000	1,076,140
Pleasant Grove, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.250%, 02/15/32	1,000,000	1,138,470
Polk County, GO, AGM 3.000%, 08/15/19	1,150,000	1,233,893
Port Arthur, Independent School District, School Building Project, GO Callable 02/15/19 @ 100 4.750%, 02/15/39	1,000,000	1,077,530
Red River, Educational Finance Authority, Hockaday School Project, RB Callable 05/15/15 @ 100 4.000%, 05/15/16	1,000,000	1,068,320

Description	Face Amount	Value
Rockwall, Independent School District, School Building Project, GO, PSF-GTD (B) Callable 03/01/13 @ 100 0.150%, 08/01/37	$2,485,000	$2,485,000
Round Rock, Independent School District, School Building Project, GO Callable 08/01/18 @ 100 5.000%, 08/01/28	1,000,000	1,171,100
Royal, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 4.500%, 02/15/28	400,000	433,344
San Angelo, Independent School District, School Building Project, Ser A, GO Callable 02/15/19 @ 100 5.250%, 02/15/34	1,000,000	1,185,560
San Antonio, Electric & Gas Revenue, RB Callable 02/01/15 @ 100 5.000%, 02/01/18	1,000,000	1,090,200
San Antonio, Hotel Occupancy Project, Sub-Ser, RB, AGM (A) Pre-Refunded @ 100 4.500%, 08/15/13	1,000,000	1,022,620
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM 2.500%, 07/01/16 2.000%, 07/01/15	570,000 400,000	598,557 412,188
San Antonio, Water Revenue, RB Callable 11/15/18 @ 100 5.375%, 05/15/39	500,000	585,080
San Antonio, Water Revenue, Ser A, RB 2.000%, 05/15/14	1,385,000	1,415,539
San Antonio, Water System, RB 4.000%, 05/15/19	500,000	582,435
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.000%, 02/15/33	1,000,000	1,140,760
San Jacinto, Community College District, GO 3.000%, 02/15/19	1,795,000	1,938,851
San Marcos, Tax & Toll Revenue, GO, AGM Callable 08/15/17 @ 100 5.125%, 08/15/28	500,000	576,210
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD Callable 02/01/17 @ 100 5.250%, 02/01/38	1,000,000	1,134,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Spring, Independent School District, GO, PSF-GTD Callable 02/15/14 @ 100 5.000%, 02/15/17	$1,000,000	$1,048,300
Texas A&M University, Permanent University Fund, RB Callable 07/01/21 @ 100 4.000%, 07/01/22	1,850,000	2,138,027
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,230,380
Texas City, Industrial Development, Arco Pipe Line Company Project, RB 7.375%, 10/01/20	500,000	704,615
Texas State, College Student Loan, GO Callable 08/01/20 @ 100 5.000%, 08/01/21 4.625%, 08/01/30	1,000,000 1,200,000	1,231,130 1,342,716
Texas State, Department of Housing & Community Affairs, Ser B, RB, FNMA, GNMA, FHLMC Callable 01/01/21 @ 100 4.050%, 07/01/26	1,000,000	1,060,370
Texas State, Public Finance Authority Charter Education, Cosmos Foundation, Ser A, RB Callable 02/15/20 @ 100 6.000%, 02/15/30	750,000	900,600
Texas State, Public Finance Authority Charter Education, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,151,810
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21 5.375%, 05/01/20	1,440,000 1,365,000	1,732,694 1,602,592
Texas State, Southmost College District, GO, AMBAC Callable 02/15/15 @ 100 5.000%, 02/15/22	1,000,000	1,077,780
Texas State, Transportation Commission Mobility Fund, GO Callable 04/01/18 @ 100 5.000%, 04/01/28	3,000,000	3,467,370
Texas State, Water Financial Assistance, Ser B, GO Callable 08/01/18 @ 100 5.000%, 08/01/26	2,010,000	2,367,740
Titus County, Pass Through Toll Project, Ser A, GO 4.000%, 03/01/18	555,000	613,364

Description	Face Amount	Value
Titus County, Pass Through Toll Project, Ser B, GO 4.000%, 03/01/18	$1,185,000	$1,309,615
Tomball, Hospital Authority, RB (D) 5.000%, 07/01/13	730,000	744,169
Travis County, GO 2.000%, 03/01/18	645,000	676,495
Tyler, Independent School District, School Building Project, GO Callable 02/15/18 @ 100 5.000%, 02/15/27	500,000	559,965
University of North Texas, Financing System Project, RB Callable 04/15/18 @ 100 5.000%, 04/15/28	500,000	578,455
University of North Texas, RB 3.000%, 04/15/18	1,000,000	1,096,720
Upper Trinity Regional Water District, RB, AGM 3.000%, 08/01/19	250,000	264,830
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL-RE FHA Callable 08/01/16 @ 100 5.000%, 02/01/18	1,000,000	1,105,240
Waller, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.500%, 02/15/33	1,000,000	1,167,140
Webster, Economic Development Sales Tax Authority, Refunding & Improvement Project, RB, AGM 4.125%, 09/15/13	1,075,000	1,097,543
West Harris County, Regional Water Authority, RB, AMBAC 4.500%, 12/15/13	1,315,000	1,361,525
Williamson County, GO 3.000%, 02/15/19	1,800,000	1,983,438
Wylie, GO Callable 02/15/18 @ 100 5.000%, 02/15/28	1,000,000	1,101,020
Ysleta, Independent School District, School Building Project, GO, PSF-GTD 5.000%, 08/15/14	1,000,000	1,071,590

		125,587,322

Utah — 2.0%
Jordan, School District, School Building Project, Ser A, GO, SCH BD GTY Callable 12/15/13 @ 100 4.000%, 06/15/16	1,000,000	1,026,520

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Salt Lake City, School District, GO, SCH BD GTY Callable 03/01/15 @ 100 4.000%, 03/01/17	$1,000,000	$1,064,990
Utah State, Building Ownership Authority, RB (A) Pre-Refunded @ 100 5.000%, 05/15/14	1,000,000	1,060,560
Washington County, School District, GO, SCH BD GTY 4.000%, 03/01/14	1,225,000	1,274,025

		4,426,095

Virginia — 2.6%
Alexandria, Ser B, GO 4.000%, 06/15/14	1,000,000	1,050,920
Fairfax County, Sewer Authority, RB Callable 07/15/19 @ 100 4.000%, 07/15/25	1,500,000	1,673,805
Virginia Commonwealth, Transportation Board, RB 4.000%, 03/15/19	2,000,000	2,302,260
Virginia Housing Development Authority, Ser A, RB Callable 01/01/22 @ 100 2.100%, 07/01/22	895,000	878,443

		5,905,428

Washington — 1.3%
King County, Renton School District No. 403, GO, AGM (A) Pre-Refunded @ 100 4.125%, 12/01/13	1,000,000	1,031,890
King County, Sewer Authority, Ser B, RB, NATL-RE Callable 01/01/14 @ 100 5.000%, 01/01/15	1,090,000	1,134,864
Washington State, Ser R-C, GO, NATL-RE Callable 01/01/14 @ 100 4.500%, 01/01/17	1,000,000	1,036,740

		3,203,494

Wisconsin — 1.5%
Wisconsin State, Ser 2, GO, NATL-RE Callable 05/01/14 @ 100 5.000%, 05/01/17	1,000,000	1,058,070
Wisconsin State, Ser B, GO Callable 05/01/21 @ 100 4.500%, 05/01/31	2,000,000	2,259,540

		3,317,610

Total Municipal Bonds (Cost $204,178,397)		216,968,835

Description	Shares/ Face Amount	Value
CASH EQUIVALENT* — 1.7%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $3,926,958)	3,926,958	$3,926,958

REPURCHASE AGREEMENTS — 3.1%
Morgan Stanley 0.100%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $5,000,014 (collateralized by FHLMC obligations, par value $4,614,857-$7,140,641, 2.824%-5.202%, 04/01/33-09/01/41; with total market value $5,150,000)	$5,000,000	5,000,000
Morgan Stanley Open Ended 0.1635%, dated 01/31/13, to be repurchased on 09/09/49**, repurchase price $2,000,009 (collateralized by municipal bonds, par value $1,712-$115,000, 0.000%-7.000%, 07/01/13-10/01/43; with total market value $2,100,000)	2,000,000	2,000,000

Total Repurchase Agreements (Cost $7,000,000)		7,000,000

Total Investments — 99.2% (Cost $215,105,355)		$227,895,793

Percentages are based on Net Assets of $229,843,671.

*	Rate shown is the 7-day effective yield as of January 31, 2013.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2013.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Security is escrowed to maturity.

AMBAC — American Municipal Bond Assurance Corporation

AGM — Assured Guarantee Municipal

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SCH BD GTY — School Board Guaranty

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST LOW DURATION MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 94.5%
Arizona — 2.6%
Mesa, GO 2.000%, 07/01/16	$2,000,000	$2,070,200

California — 4.7%
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB, AGM Callable 07/01/13 @ 100 5.000%, 07/01/15	1,000,000	1,019,280
San Francisco, City & County Airports Commission, Ser C, RB 5.000%, 05/01/15	250,000	274,955
State of California, GO 5.000%, 09/01/19	2,000,000	2,463,260

		3,757,495

Connecticut — 2.5%
Monroe, Ser A, GO 2.000%, 12/15/15	700,000	723,912
New Haven, GO, AMBAC Callable 11/01/16 @ 100 5.000%, 11/01/17	1,165,000	1,319,048

		2,042,960

Illinois — 3.4%
State of Illinois, GO, AGM, FGIC Callable 10/01/17 @ 100 5.000%, 04/01/19	1,000,000	1,130,330
State of Illinois, GO, AMBAC Callable 04/01/15 @ 100 5.000%, 04/01/16	1,495,000	1,610,848

		2,741,178

Description	Face Amount	Value
Iowa — 3.1%
Coralville, Urban Renewal Project, Ser D-1, RB 3.000%, 06/01/14	$1,200,000	$1,209,600
Des Moines, Ser D, GO 3.250%, 06/01/13	500,000	504,795
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB 2.000%, 07/01/17	780,000	809,765

		2,524,160

Kentucky — 1.4%
Fayette County, School District Finance, Ser B, RB 2.000%, 07/01/16	1,080,000	1,124,194

Maryland — 1.2%
Frederick County, Public Facilities Authority, GO 3.750%, 06/01/13	500,000	505,765
Maryland Economic Development, RB
3.000%, 07/01/15	250,000	257,925
3.000%, 07/01/16	250,000	259,445

		1,023,135

Massachusetts — 2.5%
Fall River, GO 2.000%, 03/01/17	2,000,000	2,054,540

Michigan — 1.3%
Michigan State, Municipal Bond Authority, Clean Water Revolving Fund, RB 3.000%, 10/01/15	1,000,000	1,065,860

Mississippi — 1.9%
Mississippi State, Ser S, COP Callable 04/15/14 @ 100
1.250%, 04/15/16	800,000	798,248
1.000%, 04/15/15	725,000	724,529

		1,522,777

Missouri — 1.8%
Saint Louis Municipal Finance, City Justice Center Project, RB 5.000%, 02/15/17	1,275,000	1,434,936

New Jersey — 1.3%
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB 3.800%, 01/15/15	1,000,000	1,065,590

New Mexico — 3.9%
New Mexico State, Severance Tax, Ser A-2, RB 4.000%, 07/01/14	3,000,000	3,154,260

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST LOW DURATION MUNICIPAL BOND FUND

Description	Face Amount	Value
North Carolina — 1.3%
North Carolina State, Eastern Municipal Power Agency, Ser B, RB 3.000%, 01/01/14	$1,000,000	$1,023,290

Oklahoma — 2.5%
Cleveland County, Independent School District No. 29 Norman, GO 1.500%, 03/01/17	2,000,000	2,049,500

Puerto Rico — 1.0%
Puerto Rico Commonwealth, Government Development, Ser Senior B, RB 5.000%, 12/01/14	750,000	788,527

Texas — 54.2%
Alamo, Community College District, Ser A, RB 2.000%, 11/01/17	2,000,000	2,076,300
Arlington, Independent School District, School Building Project, Ser A, GO, PSF-GTD 5.000%, 02/15/15	500,000	546,405
Austin, Hotel Occupancy Tax, RB, AGM Callable 11/15/13 @ 100 5.000%, 11/15/15	1,000,000	1,027,570
Austin, Public Property Finance, GO 1.000%, 11/01/15	1,000,000	1,011,120
Bexar County, Hospital District, GO 3.625%, 02/15/14	500,000	515,840
Brazosport, Independent School District, GO, PSF-GTD 2.000%, 02/15/15	1,800,000	1,858,104
Brownsville, Public Improvement & Refunding Project, GO, AGM 4.000%, 02/15/15	500,000	532,745
Cleburne, GO, AGM 4.000%, 02/15/13	500,000	500,490
Clifton Higher Education Finance, Ser A, RB 1.800%, 12/01/14	250,000	249,952
Dallas Area, Rapid Transit, Ser A, RB 3.500%, 12/01/15	250,000	270,477
Dallas County Schools, Public Property Finance, GO 2.000%, 06/01/17	1,000,000	1,038,310
Dallas County Schools, RB
2.500%, 12/01/15	825,000	825,000
2.250%, 12/01/14	800,000	800,000
2.000%, 12/01/13	600,000	600,000
Decatur Independent School District, GO, PSF-GTD 4.000%, 08/15/18	1,000,000	1,160,940
Denton, GO, AMBAC 4.500%, 02/15/13	805,000	805,950

Description	Face Amount	Value
Fort Bend County, District No. 11, Levee Improvement Project, GO 3.500%, 03/01/14	$500,000	$513,350
Franklin, Independent School District, GO, PSF-GTD 2.000%, 02/15/14	2,000,000	2,034,860
Frisco, Independent School District, Ser A, GO 2.500%, 08/15/14	1,000,000	1,029,470
Greenville, Electric Utility System, RB 4.000%, 02/15/14	420,000	434,918
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, Ser D, RB 4.000%, 11/15/13	1,000,000	1,011,920
Harris County, Cultural Education Facilities Finance, Methodist Hospital System, RB 4.000%, 06/01/14	500,000	522,965
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
4.000%, 10/01/13	500,000	511,305
4.000%, 10/01/16	1,000,000	1,102,480
Humble, Independent School District, School Building Project, GO, PSF-GTD 2.900%, 06/15/15	1,000,000	1,056,260
Katy, Independent School District, School Building Project, Ser C, GO, PSF-GTD 3.300%, 02/15/15	325,000	344,016
Keller, GO 3.000%, 02/15/16	900,000	956,052
La Joya, Independent School District, School Building Project, GO, PSF-GTD 3.250%, 02/15/13	560,000	560,487
La Porte, Independent School District, Schoolhouse Project, GO 3.000%, 02/15/16	500,000	533,305
Lake Travis, Independent School District, School Building Project, GO, PSF-GTD 4.000%, 02/15/16	500,000	551,410
Lewisville, Independent School District, School Building Project, GO, PSF-GTD 4.000%, 08/15/15	500,000	543,905
Lewisville, Waterworks and Sewer System, RB 3.000%, 02/15/15	560,000	589,607
Lower Colorado River Authority, RB 3.250%, 05/15/14	430,000	445,940
Lower Colorado River Authority, RB (A) 3.250%, 05/15/14	70,000	72,631

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST LOW DURATION MUNICIPAL BOND FUND

Description	Face Amount	Value
McKinney, Independent School District, GO 2.000%, 02/15/13	$800,000	$800,408
Midland, GO 2.000%, 03/01/16	1,155,000	1,201,627
Mission, Consolidated Independent School District, School Building Project, GO, PSF-GTD 3.250%, 02/15/13	1,010,000	1,010,879
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD 4.000%, 02/01/14	500,000	518,505
Port of Port Arthur, Navigation District, Ser A, GO 4.000%, 03/01/13	1,000,000	1,002,390
San Angelo, Independent School District, School Building Project, Ser A, GO 3.000%, 02/15/13	500,000	500,385
San Antonio, Airport System, Refunding & Improvement Project, Ser A, RB, AGM 2.000%, 07/01/14	540,000	552,096
San Antonio, Water System, RB 4.000%, 05/15/16	345,000	382,301
San Antonio, Water System, Ser A, RB 3.000%, 05/15/13	1,000,000	1,007,910
Tarrant, Regional Water District, RB, AGM (B) Pre-Refunded @ 100 5.375%, 03/01/13	1,400,000	1,405,306
Texas A&M University, Financing System, Ser C, RB 3.000%, 05/15/14	625,000	646,669
Texas A&M University, Permanent University Fund, RB 3.000%, 07/01/15	1,510,000	1,597,535
Texas State, College Student Loan Program, GO 4.000%, 08/01/15	1,000,000	1,088,280
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.250%, 05/01/19	1,300,000	1,503,658
Texas State, Water Financial Assistance Program, GO 3.000%, 08/01/16	1,885,000	2,040,486
University of Texas, Financing System, Ser A, RB 2.000%, 08/15/16	500,000	524,040
Upper Trinity Regional Water District, RB, AGM 4.000%, 08/01/17	250,000	277,148
Williamson County, Pass-Through Toll, GO 3.000%, 02/15/15	1,000,000	1,052,660

		43,746,367

Description	Face Amount/ Shares	Value
Virginia — 3.9%
Alexandria, Ser A, GO 3.500%, 07/15/13	$500,000	$507,395
Norfolk, Capital Improvement, Ser A, GO 2.500%, 11/01/14	545,000	565,683
Virginia Commonwealth, Transportation Board, RB 2.000%, 03/15/17	2,000,000	2,087,760

		3,160,838

Total Municipal Bonds (Cost $75,149,645)		76,349,807

CASH EQUIVALENT* — 1.1%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $926,230)	926,230	926,230

REPURCHASE AGREEMENTS — 5.0%
Morgan Stanley 0.100%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $2,000,006 (collateralized by FHLMC obligations, par value $1,025,567-$3,519,165, 2.490%-2.740%, 10/01/35-07/01/42; with total market value $2,060,000)	2,000,000	2,000,000
Morgan Stanley Open Ended 0.510%, dated 01/31/13, to be repurchased on 09/09/49**, repurchase price $2,000,028 (collateralized by municipal bonds, par value $1,000-$50,000, 0.000%-7.000%, 05/01/13-03/01/46; with total market value $2,100,000)	2,000,000	2,000,000

Total Repurchase Agreements (Cost $4,000,000)		4,000,000

Total Investments — 100.6% (Cost $80,075,875)		$81,276,037

Percentages are based on Net Assets of $80,763,976.

*	Rate shown is the 7-day effective yield as of January 31, 2013.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
AGM	— Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

FROST KEMPNER TREASURY AND INCOME FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 49.8%
U.S. Treasury Inflationary Protection Securities 3.625%, 04/15/28	$1,228,584	$1,919,366
2.625%, 07/15/17	432,167	519,771
2.500%, 07/15/16 to 01/15/29	2,152,655	2,758,253
2.375%, 01/15/25	1,226,426	1,637,791
2.125%, 02/15/40	1,085,551	1,548,034
2.000%, 07/15/14	856,300	908,272
1.875%, 07/15/13	525,292	536,619
1.750%, 01/15/28	1,745,355	2,222,822
1.625%, 01/15/15	770,557	824,366
1.375%, 07/15/18 to 01/15/20	3,052,025	3,593,919

Total U.S. Treasury Obligations (Cost $13,072,254)		16,469,213

CASH EQUIVALENT* — 50.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $16,533,514)	16,533,514	16,533,514

Total Investments — 99.9% (Cost $29,605,768)		$33,002,727

Percentages are based on Net Assets of $33,033,234.

*	Rate shown is the 7-day effective yield as of January 31, 2013.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Growth Equity Fund	Dividend Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund	Mid Cap Equity Fund
Assets:
Investments at Value	$351,025,885	$261,556,957	$183,388,089	$18,029,403
Receivable for Investment Securities Sold	3,811,249	6,226,371	2,157,000	121,647
Receivable for Capital Shares Sold	251,826	208,099	35,394	—
Dividends and Interest Receivable	46,299	305,865	240,492	186
Receivable from Investment Adviser	44,351	32,996	—	428
Foreign Tax Reclaim Receivable	—	—	—	—
Prepaid Expenses	21,555	20,644	18,038	25,420

Total Assets	355,201,165	268,350,932	185,839,013	18,177,084

Liabilities:
Line of Credit Payable	—	325,922	—	—
Payable for Investment Securities Purchased	—	7,960,633	—	—
Payable for Capital Shares Redeemed	218,427	59,297	24,712	—
Payable Due to Investment Adviser	236,540	175,980	90,302	13,412
Payable Due to Administrator	27,787	20,673	14,384	1,400
Payable Due to Distributor	15,806	9,472	5,570	—
Payable Due to Trustees	4,965	4,249	2,659	372
Chief Compliance Officer Fees Payable	1,691	1,439	905	121
Income Distribution Payable	—	151,026	146,055	—
Other Accrued Expenses	25,532	25,001	22,100	19,630

Total Liabilities	530,748	8,733,692	306,687	34,935

Net Assets	$354,670,417	$259,617,240	$185,532,326	$18,142,149

NET ASSETS:
Paid-in Capital	$264,312,809	$231,223,288	$197,569,951	$14,034,580
Undistributed Net Investment Income (Accumulated Net Investment Loss)	704	49	650	(226,974)
Accumulated Net Realized Gain (Loss) on Investments	(3,822,285)	2,845,421	(2,634,071)	666,935
Net Unrealized Appreciation (Depreciation) on Investments	94,179,189	25,548,482	(9,404,204)	3,667,608

Net Assets	$354,670,417	$259,617,240	$185,532,326	$18,142,149

Institutional Class Shares:
Net Assets	$277,543,403	$204,597,974	$159,798,036	$18,141,934
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	24,526,269	21,354,353	16,947,303	1,468,087
Net Asset Value, Offering and Redemption Price Per Share	$11.32	$9.58	$9.43	$12.36

Class A Shares:
Net Assets	$77,127,014	$55,019,266	$25,734,290	$215
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,825,991	5,744,933	2,729,333	17
Net Asset Value, Redemption Price Per Share	$11.30	$9.58	$9.43	$12.36 †

Maximum Offering Price Per Share — Class A	$11.68	$9.90	$9.75	$12.78

	($11.30/96.75%)	($9.58/96.75%)	($9.43/96.75%)	($12.36/96.75%)
Cost of Investments	$256,846,696	$236,008,475	$192,792,293	$14,361,795

†	Difference in net asset value stated is caused by rounding differences.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Equity Fund	International Equity Fund	Natural Resources Fund	Cinque Large Cap Buy-Write Equity Fund

Assets:
Investments at Value	$187,113,697	$265,587,164	$61,748,463	$8,873,962
Purchased Options (Cost $67,894)	—	—	—	62,610
Foreign Currency†	—	680,405	—	—
Unrealized Gain on Forward Foreign Currency Contracts	—	493,435	—	—
Receivable for Investment Securities Sold	5,328,105	2,269,746	—	—
Receivable for Capital Shares Sold	1,224,398	2,561,237	1,660,791	120,000
Dividends and Interest Receivable	42,791	172,086	21,205	4,333
Receivable from Investment Adviser	—	—	1,072	9,194
Foreign Tax Reclaim Receivable	—	122,336	—	—
Deferred Offering Costs	—	—	—	14,068
Prepaid Expenses	17,960	19,894	21,375	420

Total Assets	193,726,951	271,906,303	63,452,906	9,084,587

Liabilities:
Written Options (Premiums Received $20,865)	—	—	—	36,420
Unrealized Loss on Forward Foreign Currency Contracts	—	281,124	—	—
Payable for Investment Securities Purchased	1,342,254	1,929,393	—	—
Payable for Capital Shares Redeemed	20,010	17,582	—	—
Payable Due to Investment Adviser	147,613	192,770	37,832	4,467
Payable Due to Administrator	14,912	19,464	4,422	466
Payable Due to Distributor	6,529	8,499	1,467	129
Payable Due to Trustees	1,788	3,550	1,161	106
Chief Compliance Officer Fees Payable	614	1,198	389	34
Other Accrued Expenses	18,517	77,092	22,600	11,938

Total Liabilities	1,552,237	2,530,672	67,871	53,560

Net Assets	$192,174,714	$269,375,631	$63,385,035	$9,031,027

NET ASSETS:
Paid-in Capital	$169,620,763	$251,077,489	$63,230,678	$8,876,719
Undistributed (Distributions in Excess of) Net Investment Income	(88,596)	(546,012)	(28,010)	5,042
Accumulated Net Realized Gain (Loss) on Investments and Purchased Options	3,915,041	(28,577,744)	(3,215,323)	4,809
Net Unrealized Appreciation on Investments, Purchased Options and Written Options	18,727,506	47,213,830	3,397,690	144,457
Net Unrealized Appreciation on Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	208,068	—	—

Net Assets	$192,174,714	$269,375,631	$63,385,035	$9,031,027

Institutional Class Shares:
Net Assets	$160,092,386	$226,333,577	$55,011,174	$5,942,118
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	17,614,179	24,939,616	4,937,306	576,590
Net Asset Value, Offering and Redemption Price Per Share††	$9.09	$9.08	$11.14	$10.31

Class A Shares:
Net Assets	$32,082,328	$43,042,054	$8,373,861	$3,088,909
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,574,411	4,743,991	752,306	299,680
Net Asset Value, Redemption Price Per Share††	$8.98	$9.07	$11.13	$10.31

Maximum Offering Price Per Share — Class A	$9.28	$9.37	$11.50	$10.66

	($8.98/96.75%)	($9.07/96.75%)	($11.13/96.75%)	($10.31/96.75%)
Cost of Investments	$168,386,191	$218,373,334	$58,350,773	$8,708,666

†	Cost of Foreign Currency for the International Equity Fund was $680,405.
††	The International Equity Fund charges redemption fees. See Note 2 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Diversified Strategies Fund	Strategic Balanced Fund	Total Return Bond Fund	Credit Fund
Assets:
Investments at Value	$5,596,387	$10,267,353	$884,919,497	$18,726,380
Affiliated Investments at Value	—	868,220	—	—
Repurchase Agreements at Value	—	—	13,000,000	—
Receivable for Investment Securities Sold	—	—	2,266,450	—
Receivable for Capital Shares Sold	—	1,158	2,648,856	590,047
Dividends and Interest Receivable	6	5,412	7,141,960	91,096
Receivable from Investment Adviser	1,713	5,096	112,991	11,381
Prepaid Expenses	12,480	14,668	31,628	419

Total Assets	5,610,586	11,161,907	910,121,382	19,419,323

Liabilities:
Written Options (Premiums Received $8,045)	15,132	—	—	—
Payable for Investment Securities Purchased	—	—	12,415,386	3,344,724
Payable for Capital Shares Redeemed	—	—	2,653,192	—
Payable Due to Investment Adviser	3,865	6,545	376,634	5,397
Payable Due to Administrator	362	879	70,805	845
Payable Due to Distributor	1,101	1,468	25,291	1,156
Payable Due to Trustees	133	947	12,877	106
Chief Compliance Officer Fees Payable	45	308	4,500	34
Income Distribution Payable	—	—	2,675,670	19,507
Other Accrued Expenses	16,338	23,247	56,370	26,638

Total Liabilities	36,976	33,394	18,290,725	3,398,407

Net Assets	$5,573,610	$11,128,513	$891,830,657	$16,020,916

NET ASSETS:
Paid-in Capital	$6,605,072	$13,449,968	$854,159,658	$15,986,852
Undistributed (Distributions in Excess of) Net Investment Income	(42,160)	(94,328)	7,017	156
Accumulated Net Realized Gain (Loss) on Investments and Written Options	(1,158,415)	(3,312,944)	4,404,328	—
Net Unrealized Appreciation on Investments and Written Options	169,113	1,085,817	33,259,654	33,908

Net Assets	$5,573,610	$11,128,513	$891,830,657	$16,020,916

Institutional Class Shares:
Net Assets	$—	$4,046,867	$766,815,245	$10,184,602
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	—	364,834	70,245,108	1,013,641
Net Asset Value, Offering and Redemption Price Per Share	$—	$11.09	$10.92	$10.05

Class A Shares:
Net Assets	$5,573,610	$7,081,646	$125,015,412	$5,836,314
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	584,904	639,071	11,454,121	581,298
Net Asset Value, Redemption Price Per Share†	$9.53	$11.08	$10.91	$10.04

Maximum Offering Price Per Share — Class A	$9.85	$11.45	$11.16	$10.27

	($9.53/96.75%)	($11.08/96.75%)	($10.91/97.75%)	($10.04/97.75%)
Cost of Investments & Repurchase Agreements	$5,420,187	$9,214,308	$864,659,843	$18,692,472
Cost of Affiliated Investment	—	835,448	—	—

†	The Diversified Strategies Fund charges redemption fees. See Note 2 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Low Duration Bond Fund	Municipal Bond Fund	Low Duration Municipal Bond Fund	Kempner Treasury and Income Fund

Assets:
Investments at Value	$259,517,148	$220,895,793	$77,276,037	$33,002,727
Repurchase Agreements at Value	10,000,000	7,000,000	4,000,000	—
Receivable for Investment Securities Sold	430	—	—	—
Receivable for Capital Shares Sold	65,276	73,826	90,000	15,000
Dividends and Interest Receivable	683,005	2,526,966	746,351	33,677
Receivable from Investment Adviser	38,825	47,720	18,738	—
Prepaid Expenses	20,511	18,534	17,007	11,634

Total Assets	270,325,195	230,562,839	82,148,133	33,063,038

Liabilities:
Payable for Investment Securities Purchased	1,999,698	—	1,163,750	—
Payable for Capital Shares Redeemed	645,371	86,784	51,830	—
Payable Due to Investment Adviser	129,417	95,445	37,476	9,799
Payable Due to Administrator	24,324	17,938	7,044	2,631
Payable Due to Distributor	7,606	748	36	—
Payable Due to Trustees	4,202	3,404	1,373	532
Chief Compliance Officer Fees Payable	1,469	1,190	473	180
Income Distribution Payable	414,460	484,886	98,137	—
Other Accrued Expenses	27,393	28,773	24,038	16,662

Total Liabilities	3,253,940	719,168	1,384,157	29,804

Net Assets	$267,071,255	$229,843,671	$80,763,976	$33,033,234

NET ASSETS:
Paid-in Capital	$260,420,155	$216,908,910	$79,425,252	$29,694,283
Undistributed (Distributions in Excess of) Net Investment Income	(21,428)	42,475	11,781	(57,887)
Accumulated Net Realized Gain (Loss) on Investments	2,434,702	101,848	126,781	(121)
Net Unrealized Appreciation on Investments	4,237,826	12,790,438	1,200,162	3,396,959

Net Assets	$267,071,255	$229,843,671	$80,763,976	$33,033,234

Institutional Class Shares:
Net Assets	$232,559,430	$226,061,816	$80,763,976	$33,033,234
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	21,992,034	20,997,904	7,888,413	2,999,501
Net Asset Value, Offering and Redemption Price Per Share	$10.57	$10.77	$10.24	$11.01

Class A Shares:
Net Assets	$34,511,825	$3,781,855	$—	$—
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,263,372	351,431	—	—
Net Asset Value, Redemption Price Per Share†	$10.58	$10.76	$—	$—

Maximum Offering Price Per Share — Class A	$10.82	$11.01	$—	$—

	($10.58/97.75%)	($10.76/97.75%)
Cost of Investments & Repurchase Agreements	$265,279,322	$215,105,355	$80,075,875	$29,605,768

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Growth Equity Fund	Dividend Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund	Mid Cap Equity Fund

Investment Income:
Dividend Income	$2,192,007	$4,604,334	$2,338,591	$74,102
Security Lending Income, Net	619	2,993	2,406	178
Foreign Taxes Withheld	(6,983)	(57,832)	(25,531)	(148)

Total Investment Income	2,185,643	4,549,495	2,315,466	74,132

Expenses:
Investment Advisory Fees	1,377,413	1,117,890	536,051	87,041
Administration Fees	164,202	133,229	86,635	9,217
Distribution Fees — Class A	94,510	72,888	32,815	—
Trustees’ Fees	9,612	8,074	5,087	605
Chief Compliance Officer Fees	2,703	2,267	1,428	166
Transfer Agent Fees	27,437	28,038	25,159	23,103
Professional Fees	17,765	16,722	14,575	11,447
Registration Fees	15,294	14,374	14,869	14,559
Printing Fees	7,647	6,364	4,062	430
Custodian Fees	6,680	5,600	3,541	2,521
Interest Expense on Borrowings	—	—	16	2,746
Insurance and Other Expenses	8,174	7,102	4,398	1,051

Total Expenses	1,731,437	1,412,548	728,636	152,886
Less: Investment Advisory Fees Waived	(258,267)	(209,606)	—	(5,883)
Less: Fees Paid Indirectly (See Note 5)	(8)	(22)	(6)	(2)

Net Expenses	1,473,162	1,202,920	728,630	147,001

Net Investment Income (Loss)	712,481	3,346,575	1,586,836	(72,869)

Net Realized Gain (Loss) from Investments	7,266,814	11,460,186	(2,643,005)	1,395,161
Net Change in Unrealized Appreciation (Depreciation) on Investments	19,027,056	7,669,329	12,761,966	1,365,702

Net Realized and Unrealized Gain on Investments	26,293,870	19,129,515	10,118,961	2,760,863

Increase in Net Assets Resulting from Operations	$27,006,351	$22,476,090	$11,705,797	$2,687,994

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E PERIOD OR S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Small Cap Equity Fund	International Equity Fund	Natural Resources Fund	Cinque Large Cap Buy-Write Equity Fund*

Investment Income:
Dividend Income	$930,972	$1,965,026	$443,348	$16,755
Interest Income	—	1,302	—	—
Security Lending Income, Net	7,035	287	—	—
Foreign Taxes Withheld	—	(101,382)	(23,065)	—

Total Investment Income	938,007	1,865,233	420,283	16,755

Expenses:
Investment Advisory Fees	833,065	1,125,434	214,016	7,028
Administration Fees	87,477	115,263	25,393	751
Distribution Fees — Class A	37,002	50,759	8,930	129
Trustees’ Fees	4,145	6,739	1,886	106
Chief Compliance Officer Fees	1,140	1,903	552	34
Transfer Agent Fees	24,924	26,314	23,578	8,667
Professional Fees	13,970	15,745	12,270	5,327
Registration Fees	14,074	15,031	19,150	260
Printing Fees	2,974	5,381	1,724	128
Custodian Fees	3,110	47,522	4,470	820
Interest Expense on Borrowings	123	—	—	—
Offering Costs	—	—	12,769	6,579
Insurance and Other Expenses	4,574	8,695	1,563	356

Total Expenses	1,026,578	1,418,786	326,301	30,185
Less: Investment Advisory Fees Waived	—	—	—	(7,028)
Less: Reimbursement of Other Operating Expenses	—	—	—	(11,444)
Less: Fees Paid Indirectly (See Note 5)	(5)	(12)	(2)	—

Net Expenses	1,026,573	1,418,774	326,299	11,713

Net Investment Income (Loss)	(88,566)	446,459	93,984	5,042

Net Realized Gain (Loss) from Investments	5,908,151	12,312,125	(1,221,762)	284
Net Realized Gain on Purchased Options	—	—	—	4,525
Net Realized Gain on Foreign Currency Transactions	—	187,305	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	22,833,659	20,653,169	6,222,512	165,296
Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Options	—	—	—	(20,839)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(778,700)	—	—

Net Realized and Unrealized Gain on Investments	28,741,810	32,373,899	5,000,750	149,266

Increase in Net Assets Resulting from Operations	$28,653,244	$32,820,358	$5,094,734	$154,308

*	Fund Commenced operations on December 3, 2012.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E PERIOD OR S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Diversified Strategies Fund	Strategic Balanced Fund	Total Return Bond Fund	Credit Fund*

Investment Income:
Interest Income	$—	$—	$20,526,407	$35,161
Dividend Income	53,589	91,913	5,221	—
Dividend Income from Affiliated Investments	—	26,772	—	—
Security Lending Income, Net	273	209	—	—

Total Investment Income	53,862	118,894	20,531,628	35,161

Expenses:
Investment Advisory Fees	30,678	39,562	2,141,468	7,966
Administration Fees	3,549	5,389	408,641	1,273
Distribution Fees — Class A	9,587	9,084	153,657	2,223
Trustees’ Fees	267	1,099	23,817	106
Chief Compliance Officer Fees	72	340	6,703	35
Transfer Agent Fees	11,599	23,349	37,722	8,667
Professional Fees	11,193	11,702	27,647	5,327
Registration Fees	8,734	14,182	10,319	260
Printing Fees	187	1,206	19,603	128
Custodian Fees	2,521	2,521	16,749	820
Interest Expense on Borrowings	—	289	176	—
Offering Costs	—	—	—	6,579
Insurance and Other Expenses	910	3,165	39,243	4,978

Total Expenses	79,297	111,888	2,885,745	38,362
Less: Investment Advisory Fees Waived	(6,879)	(26,502)	(642,446)	(7,966)
Less: Reimbursement of Other Operating Expenses	—	—	—	(14,897)
Less: Fees Paid Indirectly (see Note 5)	(2)	(4)	(10)	—

Net Expenses	72,416	85,382	2,243,289	15,499

Net Investment Income (Loss)	(18,554)	33,512	18,288,339	19,662

Net Realized Gain from Investments	378,515	116,546	4,721,794	—
Net Realized Gain on Distributions from Investment Company Shares	31,086	128,452	—	—
Net Realized Loss on Written Options	(191,969)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	127,618	411,478	12,736,561	33,908
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	—	9,341	—	—
Net Change in Unrealized Appreciation (Depreciation) on Written Options	13,035	—	—	—

Net Realized and Unrealized Gain on investments	358,285	665,817	17,458,355	33,908

Increase in Net Assets Resulting from Operations	$339,731	$699,329	$35,746,694	$53,570

*	Fund Commenced operations on December 3, 2012.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1, 2 0 1 3 (U n a u d i t e d)

STATEMENTS OF OPERATIONS

	Low Duration Bond Fund	Municipal Bond Fund	Low Duration Municipal Bond Fund	Kempner Treasury and Income Fund

Investment Income:
Interest Income	$3,444,694	$3,393,601	$793,756	$169,120
Dividend Income	—	324	178	—
Security Lending Income, Net	176	—	—	—

Total Investment Income	3,444,870	3,393,925	793,934	169,120

Expenses:
Investment Advisory Fees	744,391	560,588	228,294	59,074
Administration Fees	142,055	106,962	43,548	16,098
Distribution Fees — Class A	49,295	4,795	36	—
Trustees’ Fees	8,052	6,338	2,590	976
Chief Compliance Officer Fees	2,283	1,784	733	275
Transfer Agent Fees	26,642	25,556	23,305	11,812
Professional Fees	16,518	15,400	12,780	11,683
Registration Fees	21,595	20,581	17,600	8,030
Printing Fees	6,742	5,221	2,140	783
Custodian Fees	5,710	4,457	2,521	2,521
Interest Expense on Borrowings	6,557	—	—	—
Insurance and Other Expenses	14,052	19,448	10,984	2,148

Total Expenses	1,043,892	771,130	344,531	113,400
Less: Investment Advisory Fees Waived	(223,319)	(255,183)	(110,481)	—
Less: Fees Paid Indirectly (see Note 5)	(5)	(2)	(1)	—

Net Expenses	820,568	515,945	234,049	113,400

Net Investment Income	2,624,302	2,877,980	559,885	55,720

Net Realized Gain from Investments	2,450,570	299,672	126,781	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,555,137)	(490,289)	(574,695)	(162,731)

Net Realized and Unrealized Gain (Loss) on Investments	895,433	(190,617)	(447,914)	(162,731)

Increase (Decrease) in Net Assets Resulting from Operations	$3,519,735	$2,687,363	$111,971	$(107,011)

The accompanying notes are an integral part of the financial statements.

This page is intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund
	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations:
Net Investment Income	$712,481	$264,139
Net Realized Gain (Loss) on Investments	7,266,814	15,441,907
Net Change in Unrealized Appreciation (Depreciation) on Investments	19,027,056	(7,743,620)

Net Increase (Decrease) in Net Assets Resulting from Operations	27,006,351	7,962,426

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(561,006)	(414,910)
Class A Shares	—	—
Realized Capital Gains:
Institutional Class Shares	—	—
Class A Shares	—	—

Total Dividends and Distributions	(561,006)	(414,910)

Capital Share Transactions:
Institutional Class Shares:
Issued	19,611,380	42,868,319
Reinvestment of Dividends	5,302	8,136
Redeemed	(25,170,263)	(44,090,129)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(5,553,581)	(1,213,674)

Class A Shares:
Issued	3,822,451	7,576,162
Reinvestment of Dividends	—	—
Redeemed	(5,970,704)	(7,600,810)

Net Decrease in Net Assets from Class A Share Transactions	(2,148,253)	(24,648)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,701,834)	(1,238,322)

Total Increase (Decrease) in Net Assets	18,743,511	6,309,194

Net Assets:
Beginning of Period	335,926,906	329,617,712

End of Period	$354,670,417	$335,926,906

Undistributed (Distributions in Excess of) Net Investment Income	$704	$(150,771)

Share Transactions:
Institutional Class Shares:
Issued	1,788,309	4,276,541
Reinvestment of Dividends	487	839
Redeemed	(2,302,995)	(4,338,164)

Total Increase (Decrease) in Institutional Class Shares	(514,199)	(60,784)

Class A Shares:
Issued	351,471	740,718
Reinvestment of Dividends	—	—
Redeemed	(553,077)	(756,702)

Total Decrease in Class A Shares	(201,606)	(15,984)

Net Increase (Decrease) in Shares Outstanding	(715,805)	(76,768)

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Dividend Value Equity Fund		Kempner Multi-Cap Deep Value Equity Fund
Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012

$3,346,575	$6,222,165	$1,586,836	$3,375,842
11,460,186	(1,665,443)	(2,643,005)	7,302,180
7,669,329	(7,468,189)	12,761,966	(5,114,231)

22,476,090	(2,911,467)	11,705,797	5,563,791

(2,703,825)	(5,021,443)	(1,373,426)	(2,965,750)
(643,045)	(1,187,746)	(199,891)	(470,191)

—	—	(1,296,477)	—
—	—	(213,126)	—

(3,346,870)	(6,209,189)	(3,082,920)	(3,435,941)

18,410,892	41,942,695	8,193,085	19,914,505
60,127	122,328	5,949	8,765
(54,514,573)	(44,700,898)	(10,370,112)	(8,968,637)

(36,043,554)	(2,635,875)	(2,171,078)	10,954,633

2,879,690	11,060,912	3,250,982	3,338,849
478,462	836,576	307,765	358,653
(10,814,915)	(14,604,791)	(3,965,305)	(8,309,595)

(7,456,763)	(2,707,303)	(406,558)	(4,612,093)

(43,500,317)	(5,343,178)	(2,577,636)	6,342,540

(24,371,097)	(14,463,834)	6,045,241	8,470,390

283,988,337	298,452,171	179,487,085	171,016,695

$259,617,240	$283,988,337	$185,532,326	$179,487,085

$49	$344	$650	$(12,869)

1,984,266	4,743,920	882,580	2,321,046
6,598	13,865	658	1,031
(5,931,036)	(5,071,159)	(1,128,009)	(1,041,678)

(3,940,172)	(313,374)	(244,771)	1,280,399

314,045	1,263,136	351,446	375,504
52,521	94,780	33,953	41,354
(1,183,961)	(1,639,725)	(435,995)	(940,429)

(817,395)	(281,809)	(50,596)	(523,571)

(4,757,567)	(595,183)	(295,367)	756,828

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Equity Fund*
	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations:
Net Investment Income (Loss)	$(72,869)	$(229,515)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,395,161	348,063
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1,365,702	(3,676,510)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,687,994	(3,557,962)

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	—	—
Class A Shares	—	—
Realized Capital Gains:
Institutional Class Shares	(957,706)	(887,348)
Class A Shares	(11)	—

Total Dividends and Distributions	(957,717)	(887,348)

Capital Share Transactions:
Institutional Class Shares:
Issued	779,462	5,558,658
Reinvestment of Dividends	102,094	149,605
Redemption Fees	—	—
Redeemed	(9,917,846)	(30,786,532)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(9,036,290)	(25,078,269)

Class A Shares:
Issued	3	200
Reinvestment of Dividends	8	—
Redeemed	—	—

Net Increase (Decrease) in Net Assets from Class A Share Transactions	11	200

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,036,279)	(25,078,069)

Total Increase (Decrease) in Net Assets	(7,306,002)	(29,523,379)

Net Assets:
Beginning of Period	25,448,151	54,971,530

End of Period	$18,142,149	$25,448,151

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income) (Accumulated Net Investment Loss)	$(226,974)	$(154,105)

Share Transactions:
Institutional Class Shares:
Issued	66,473	488,878
Reinvestment of Dividends	9,059	13,917
Redeemed	(838,394)	(2,757,154)

Total Increase (Decrease) in Institutional Class Shares	(762,862)	(2,254,359)

Class A Shares:
Issued	—	16
Reinvestment of Dividends	1	—
Redeemed	—	—

Total Increase (Decrease) in Class A Shares	1	16

Net Increase (Decrease) in Shares Outstanding	(762,861)	(2,254,343)

*	Class A Shares of the Fund commenced operations February 13, 2012.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Small Cap Equity Fund		International Equity Fund
Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012

$(88,566)	$167,196	$446,459	$3,358,951
5,908,151	871,862	12,499,430	(9,134,878)

22,833,659	(13,899,708)	19,874,469	(30,369,846)

28,653,244	(12,860,650)	32,820,358	(36,145,773)

(94,588)	—	(3,876,446)	(1,479,409)
—	—	(697,304)	(157,708)

(1,250,204)	(23,907,219)	—	—
(252,781)	(4,796,805)	—	—

(1,597,573)	(28,704,024)	(4,573,750)	(1,637,117)

9,108,209	31,505,545	26,390,510	34,465,903
49,004	1,082,954	137,965	47,588
—	—	—	1,901
(13,934,036)	(37,657,163)	(22,076,956)	(67,815,807)

(4,776,823)	(5,068,664)	4,451,519	(33,300,415)

1,373,288	4,816,596	4,835,330	7,276,759
191,698	3,780,997	584,375	128,060
(2,252,261)	(9,306,795)	(6,565,619)	(11,798,262)

(687,275)	(709,202)	(1,145,914)	(4,393,443)

(5,464,098)	(5,777,866)	3,305,605	(37,693,858)

21,591,573	(47,342,540)	31,552,213	(75,476,748)

170,583,141	217,925,681	237,823,418	313,300,166

$192,174,714	$170,583,141	$269,375,631	$237,823,418

$(88,596)	$94,558	$(546,012)	$3,581,279

1,081,666	3,818,924	2,956,837	4,345,868
5,848	148,147	15,968	6,229
(1,669,184)	(4,558,647)	(2,594,050)	(8,483,887)

(581,670)	(591,576)	378,755	(4,131,790)

166,540	588,892	547,237	907,900
23,208	522,237	67,636	16,762
(275,481)	(1,115,246)	(766,059)	(1,472,719)

(85,733)	(4,117)	(151,186)	(548,057)

(667,403)	(595,693)	227,569	(4,679,847)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Natural Resources Fund
	Six Months Ended January 31, 2013 (Unaudited)	Period Ended July 31, 2012*
Operations:
Net Investment Income (Loss)	$93,984	$(17,700)
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options, Affiliated Investments and Distributions from Investment Company Shares	(1,221,762)	(1,995,711)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Purchased Options and Written Options	6,222,512	(2,824,822)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,094,734	(4,838,233)

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(107,535)	—
Class A Shares	(607)	—
Realized Capital Gains:
Institutional Class Shares	—	—
Class A Shares	—	—

Total Dividends and Distributions	(108,142)	—

Capital Share Transactions:
Institutional Class Shares:
Issued	10,035,875	56,005,974
Reinvestment of Dividends	3,526	—
Redeemed	(3,401,726)	(7,546,714)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	6,637,675	48,459,260

Class A Shares:
Issued	1,473,775	7,043,691
Reinvestment of Dividends	384	—
Redeemed	(150,977)	(227,132)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	1,323,182	6,816,559

Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,960,857	55,275,819

Total Increase (Decrease) in Net Assets	12,947,449	50,437,586

Net Assets:
Beginning of Period	50,437,586	—

End of Period	$63,385,035	$50,437,586

Undistributed (Distributions in Excess of/Accumulated Net Investment Loss) Net Investment Income	$(28,010)	$(13,852)

Share Transactions:
Institutional Class Shares:
Issued	918,323	5,015,865
Reinvestment of Dividends	336	—
Redeemed	(322,025)	(675,193)

Total Increase (Decrease) in Institutional Class Shares	596,634	4,340,672

Class A Shares:
Issued	135,112	652,833
Reinvestment of Dividends	37	—
Redeemed	(14,629)	(21,047)

Total Increase (Decrease) in Class A Shares	120,520	631,786

Net Increase (Decrease) in Shares Outstanding	717,154	4,972,458

*	Fund commenced operations on September 27, 2011.
**	Fund commenced operations on December 3, 2012.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Cinque Large Cap Buy-Write Equity Fund	Diversified Strategies Fund		Strategic Balanced Fund
Period Ended January 31, 2013** (Unaudited)	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012

$5,042	$(18,554)	$850	$33,512	$198,566

4,809	217,632	(1,049,047)	244,998	(43,683)
144,457	140,653	281,406	420,819	150,161

154,308	339,731	(766,791)	699,329	305,044

—	—	—	(53,885)	(76,830)
—	(23,606)	(21,150)	(85,442)	(127,161)

—	—	—	—	—
—	—	(277,089)	—	—

—	(23,606)	(298,239)	(139,327)	(203,991)

5,790,301	—	—	93,758	25,801
—	—	—	240	319
—	—	—	(173,046)	(509,837)

5,790,301	—	—	(79,048)	(483,717)

3,086,418	121,503	1,117,732	595,361	2,270,375
—	1,639	19,069	80,415	108,986
—	(6,413,542)	(5,686,606)	(1,255,618)	(2,596,196)

3,086,418	(6,290,400)	(4,549,805)	(579,842)	(216,835)

8,876,719	(6,290,400)	(4,549,805)	(658,890)	(700,552)

9,031,027	(5,974,275)	(5,614,835)	(98,888)	(599,499)

—	11,547,885	17,162,720	11,227,401	11,826,900

$9,031,027	$5,573,610	$11,547,885	$11,128,513	$11,227,401

$5,042	$(42,160)	$—	$(94,328)	$11,487

576,590	—	—	8,803	2,614
—	—	—	22	32
—	—	—	(15,984)	(49,781)

576,590	—	—	(7,159)	(47,135)

299,680	12,906	120,704	55,120	227,433
—	176	2,137	7,441	10,803
—	(682,972)	(616,608)	(116,417)	(253,926)

299,680	(669,890)	(493,767)	(53,856)	(15,690)

876,270	(669,890)	(493,767)	(61,015)	(62,825)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Total Return Bond Fund
	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations:
Net Investment Income	$18,288,339	$33,153,415
Net Realized Gain on Investments	4,721,794	10,017,040
Net Change in Unrealized Appreciation (Depreciation) on Investments	12,736,561	2,980,377

Net Increase in Net Assets Resulting from Operations	35,746,694	46,150,832

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(15,809,085)	(28,245,266)
Class A Shares	(2,480,389)	(4,954,756)
Realized Capital Gains:
Institutional Class Shares	(7,367,197)	(2,994,267)
Class A Shares	(1,210,468)	(585,483)

Total Dividends and Distributions	(26,867,139)	(36,779,772)

Capital Share Transactions:
Institutional Class Shares:
Issued	142,185,566	297,466,792
Reinvestment of Dividends	2,012,964	2,049,731
Redeemed	(59,991,916)	(122,316,294)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	84,206,614	177,200,229

Class A Shares:
Issued	11,120,106	20,023,103
Reinvestment of Dividends	2,263,144	3,442,000
Redeemed	(7,456,751)	(11,616,296)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	5,926,499	11,848,807

Net Increase (Decrease) in Net Assets from Capital Share Transactions	90,133,113	189,049,036

Total Increase (Decrease) in Net Assets	99,012,668	198,420,096

Net Assets:
Beginning of Period	792,817,989	594,397,893

End of Period	$891,830,657	$792,817,989

Undistributed (Distributions in Excess of) Net Investment Income	$7,017	$8,152

Share Transactions:
Institutional Class Shares:
Issued	13,036,106	28,114,347
Reinvestment of Dividends	184,820	193,951
Redeemed	(5,494,870)	(11,575,327)

Total Increase (Decrease) in Institutional Class Shares	7,726,056	16,732,971

Class A Shares:
Issued	1,019,359	1,892,004
Reinvestment of Dividends	207,793	326,281
Redeemed	(682,884)	(1,100,629)

Total Increase (Decrease) in Class A Shares	544,268	1,117,656

Net Increase (Decrease) in Shares Outstanding	8,270,324	17,850,627

*	Fund commenced operations on December 3, 2012.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Credit Fund	Low Duration Bond Fund
Period Ended January 31, 2013* (Unaudited)	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012

$19,662	$2,624,302	$5,692,104
—	2,450,570	2,850,222
33,908	(1,555,137)	(277,790)

53,570	3,519,735	8,264,536

(13,177)	(2,340,218)	(5,147,889)
(6,329)	(307,905)	(619,355)

—	(1,172,821)	(3,188,094)
—	(170,658)	(438,635)

(19,506)	(3,991,602)	(9,393,973)

10,534,859	51,143,206	111,505,109
78	279,376	392,887
(361,036)	(57,576,505)	(108,296,216)

10,173,901	(6,153,923)	3,601,780

5,806,650	5,180,199	16,200,368
6,301	315,915	804,310
—	(8,007,183)	(6,078,298)

5,812,951	(2,511,069)	10,926,380

15,986,852	(8,664,992)	14,528,160

16,020,916	(9,136,859)	13,398,723

—	276,208,114	262,809,391

$16,020,916	$267,071,255	$276,208,114

$156	$(21,428)	$2,393

1,049,521	4,814,578	10,561,924
8	26,349	37,484
(35,888)	(5,431,209)	(10,255,017)

1,013,641	(590,282)	344,391

580,670	488,388	1,533,389
628	29,793	76,748
—	(755,315)	(576,042)

581,298	(237,134)	1,034,095

1,594,939	(827,416)	1,378,486

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Municipal Bond Fund
	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations:
Net Investment Income	$2,877,980	$5,202,292
Net Realized Gain on Investments	299,672	94,732
Net Change in Unrealized Appreciation (Depreciation) on Investments	(490,289)	6,668,503

Net Increase (Decrease) in Net Assets Resulting from Operations	2,687,363	11,965,527

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(2,834,017)	(5,151,414)
Class A Shares	(43,953)	(67,298)
Realized Capital Gains:
Institutional Class Shares	(286,903)	(684,609)
Class A Shares	(4,868)	(14,898)

Total Dividends and Distributions	(3,169,741)	(5,918,219)

Capital Share Transactions:
Institutional Class Shares:
Issued	39,588,839	66,471,591
Reinvestment of Dividends	38,639	71,582
Redeemed	(17,180,385)	(28,418,850)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	22,447,093	38,124,323

Class A Shares:
Issued	48,084	3,553,398
Reinvestment of Dividends	39,146	54,285
Redeemed	(95,425)	(74,907)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(8,195)	3,532,776

Net Increase (Decrease) in Net Assets from Capital Share Transactions	22,438,898	41,657,099

Total Increase (Decrease) in Net Assets	21,956,520	47,704,407

Net Assets:
Beginning of Period	207,887,151	160,182,744

End of Period	$229,843,671	$207,887,151

Undistributed (Distributions in Excess of) Net Investment Income	$42,475	$42,465

Share Transactions:
Institutional Class Shares:
Issued	3,668,046	6,235,761
Reinvestment of Dividends	3,578	6,723
Redeemed	(1,590,688)	(2,670,136)

Total Increase (Decrease) in Institutional Class Shares	2,080,936	3,572,348

Class A Shares:
Issued	4,444	335,543
Reinvestment of Dividends	3,627	5,084
Redeemed	(8,774)	(7,085)

Total Increase (Decrease) in Class A Shares	(703)	333,542

Net Increase (Decrease) in Shares Outstanding	2,080,233	3,905,890

*	Class A of the Fund ceased operations on October 31, 2012.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Low Duration Municipal Bond Fund*		Kempner Treasury and Income Fund
Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012

$559,885	$1,158,112	$55,720	$351,341
126,781	223	—	1,334,041
(574,695)	(96,637)	(162,731)	336,902

111,971	1,061,698	(107,011)	2,022,284

(559,836)	(1,161,502)	(113,607)	(463,563)
(72)	(1,099)	—	—

—	(22,904)	(981,926)	(343,311)
—	(29)	—	—

(559,908)	(1,185,534)	(1,095,533)	(806,874)

12,493,078	39,541,243	1,979,296	9,928,785
8,187	23,967	60,845	31,561
(23,790,631)	(26,597,815)	(1,578,827)	(8,670,529)

(11,289,366)	12,967,395	461,314	1,289,817

—	13,780	—	—
72	1,012	—	—
(86,726)	(45,417)	—	—

(86,654)	(30,625)	—	—

(11,376,020)	12,936,770	461,314	1,289,817

(11,823,957)	12,812,934	(741,230)	2,505,227

92,587,933	79,774,999	33,774,464	31,269,237

$80,763,976	$92,587,933	$33,033,234	$33,774,464

$11,781	$11,804	$(57,887)	$—

1,216,196	3,838,605	178,179	882,691
798	2,330	5,458	2,817
(2,318,632)	(2,583,571)	(140,093)	(764,504)

(1,101,638)	1,257,364	43,544	121,004

—	1,339	—	—
7	98	—	—
(8,433)	(4,412)	—	—

(8,426)	(2,975)	—	—

(1,110,064)	1,254,389	43,544	121,004

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2013 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Realized Gains		Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Growth Equity Fund
Institutional Class
2013***	$10.48	$0.03		$0.83	$0.86	$(0.02)	$—		$(0.02)	$11.32	8.25%	$277,543	0.80	%*	0.95	%*	0.47	%*	14	%**
2012	10.26	0.01		0.23	0.24	(0.02)	—		(0.02)	10.48	2.31	262,447	0.81		0.96		0.13		46
2011	8.21	0.02		2.06	2.08	(0.03)	(0.00	)^	(0.03)	10.26	25.35	257,479	0.82		0.97		0.21		38
2010	7.61	0.03		0.60	0.63	(0.03)	—		(0.03)	8.21	8.25	195,304	0.82		0.97		0.31		56
2009	9.34	0.03		(1.74)	(1.71)	(0.02)	—		(0.02)	7.61	(18.28)	188,920	0.85		1.00		0.38		72
2008(a)	10.00	0.00	‡	(0.66)	(0.66)	—	—		—	9.34	(6.60)	211,065	0.86	*	1.01	*	0.21	*	5	**
Class A
2013***	$10.46	$0.01		$0.83	$0.84	$—	$—		$—	$11.30	8.03%	$77,127	1.05	%*	1.20	%*	0.22	%*	14	%**
2012	10.24	(0.01)		0.23	0.22	—	—		—	10.46	2.15	73,480	1.06		1.21		(0.12)		46
2011	8.19	(0.00	)‡	2.06	2.06	(0.01)	(0.00	)^	(0.01)	10.24	25.12	72,139	1.07		1.22		(0.05)		38
2010	7.59	0.00	‡	0.61	0.61	(0.01)	—		(0.01)	8.19	8.05	47,235	1.07		1.22		0.06		56
2009	9.34	0.01		(1.75)	(1.74)	(0.01)	—		(0.01)	7.59	(18.60)	43,705	1.10		1.25		0.14		72
2008(b)	9.66	0.00	‡	(0.32)	(0.32)	—	—		—	9.34	(3.31)	41,112	1.04	*	1.19	*	0.52	*	5	**

Dividend Value Equity Fund
Institutional Class
2013***	$8.92	$0.11		$0.66	$0.77	$(0.11)	$—		$(0.11)	$9.58	8.74%	$204,598	0.81	%*	0.96	%*	2.44	%*	40	%**
2012	9.20	0.19		(0.28)	(0.09)	(0.19)	—		(0.19)	8.92	(0.94)	225,509	0.81		0.96		2.16		90
2011	8.03	0.19		1.17	1.36	(0.19)	—		(0.19)	9.20	17.03	235,531	0.82		0.97		2.12		82
2010	7.44	0.15		0.59	0.74	(0.15)	—		(0.15)	8.03	9.96	198,506	0.83		0.98		1.84		76
2009	9.20	0.21		(1.61)	(1.40)	(0.21)	(0.15)		(0.36)	7.44	(14.76)	157,923	0.86		1.01		2.96		65
2008(a)	10.00	0.07		(0.80)	(0.73)	(0.07)	—		(0.07)	9.20	(7.28)	146,164	0.88	*	1.03	*	2.91	*	34	**
Class A
2013***	$8.91	$0.10		$0.67	$0.77	$(0.10)	$—		$(0.10)	$9.58	8.73%	$55,019	1.06	%*	1.21	%*	2.19	%*	40	%**
2012	9.19	0.17		(0.28)	(0.11)	(0.17)	—		(0.17)	8.91	(1.19)	58,479	1.06		1.21		1.90		90
2011	8.03	0.17		1.16	1.33	(0.17)	—		(0.17)	9.19	16.62	62,921	1.07		1.22		1.89		82
2010	7.43	0.13		0.60	0.73	(0.13)	—		(0.13)	8.03	9.85	39,781	1.08		1.23		1.54		76
2009	9.20	0.19		(1.62)	(1.43)	(0.19)	(0.15)		(0.34)	7.43	(15.08)	18,238	1.11		1.26		2.69		65
2008(b)	9.32	0.02		(0.12)	(0.10)	(0.02)	—		(0.02)	9.20	(1.07)	11,099	1.06	*	1.21	*	2.65	*	34	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2013.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amount represents less than $0.01.
^	Includes a return of capital less than $0.01.
(a)	Commenced operations on April 25, 2008.
(b)	Commenced operations on June 30, 2008.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2013 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class
2013***	$8.99	$0.08	$0.52	$0.60	$(0.08)	$(0.08)	$(0.16)	$9.43	6.74%	$159,798	0.76	%*	0.76	%*	1.78	%*	7	%**
2012	8.90	0.17	0.10	0.27	(0.18)	—	(0.18)	8.99	3.06	154,505	0.78		0.78		1.99		24
2011	7.89	0.15	1.02	1.17	(0.16)	—	(0.16)	8.90	14.80	141,615	0.78		0.78		1.69		22
2010	7.20	0.15	0.69	0.84	(0.15)	—	(0.15)	7.89	11.75	125,363	0.79		0.79		1.87		23
2009	9.08	0.20	(1.73)	(1.53)	(0.21)	(0.14)	(0.35)	7.20	(16.33)	119,227	0.81		0.81		3.02		12
2008(a)	10.00	0.05	(0.92)	(0.87)	(0.05)	—	(0.05)	9.08	(8.69)	153,539	0.82	*	0.82	*	2.20	*	11	**
Class A
2013***	$8.99	$0.07	$0.52	$0.59	$(0.07)	$(0.08)	$(0.15)	$9.43	6.61%	$25,734	1.01	%*	1.01	%*	1.52	%*	7	%**
2012	8.90	0.15	0.09	0.24	(0.15)	—	(0.15)	8.99	2.81	24,982	1.03		1.03		1.74		24
2011	7.89	0.13	1.01	1.14	(0.13)	—	(0.13)	8.90	14.52	29,402	1.03		1.03		1.44		22
2010	7.20	0.13	0.69	0.82	(0.13)	—	(0.13)	7.89	11.48	27,365	1.04		1.04		1.62		23
2009	9.08	0.19	(1.74)	(1.55)	(0.19)	(0.14)	(0.33)	7.20	(16.54)	26,289	1.06		1.06		2.76		12
2008(b)	9.09	0.01	0.03	0.04	(0.05)	—	(0.05)	9.08	0.43	35,014	0.99	*	0.99	*	1.44	*	11	**

Mid Cap Equity Fund
Institutional Class
2013***	$11.41	$(0.05)	$1.66	$1.61	$—	$(0.66)	$(0.66)	$12.36	14.66%††	$18,142	1.55	%*	1.58	%*	(0.75	)%*	42	%**
2012	12.26	(0.07)	(0.56)	(0.63)	—	(0.22)	(0.22)	11.41	(5.06)	25,448	1.25	(2)	1.25		(0.61)		108
2011	9.40	(0.10)	2.96	2.86	—	—	—	12.26	30.43	54,972	1.26		1.26		(0.86)		53
2010	7.13	(0.08)	2.35	2.27	—	—	—	9.40	31.84	21,159	1.39		1.39		(0.92)		72
2009	9.57	(0.03)	(2.41)	(2.44)	—	—	—	7.13	(25.50)††	10,778	1.55		1.63		(0.42)		88
2008(a)	10.00	(0.01)	(0.42)	(0.43)	—	—	—	9.57	(4.30)††	10,984	1.55	*	2.13	*	(0.19	)*	27	**
Class A
2013***	$11.41	$(0.05)	$1.66	$1.61	$—	$(0.66)	$(0.66)	$12.36	14.66%	$—	1.80	%*	1.83	%*	(1.00	)%*	42	%**
2012(c)	12.12	(0.08)	(0.63)	(0.71)	—	—	—	11.41	(5.86)	—	1.80	*	1.80	*	(1.38	)*	108	**(3)

Small Cap Equity Fund
Institutional Class
2013***	$7.82	$(0.00)‡	$1.35	$1.35	$(0.01)	$(0.07)	$(0.08)	$9.09	17.30%	$160,093	1.11	%*	1.11	%*	(0.06	)%*	75	%**
2012	9.72	0.01	(0.60)	(0.59)	—	(1.31)	(1.31)	7.82	(5.17)	142,295	1.12	(2)	1.12		0.13		113
2011	7.53	(0.03)	2.22	2.19	—	—	—	9.72	29.08	182,577	1.10		1.10		(0.36)		144
2010	6.94	(0.04)	0.63	0.59	—	—	—	7.53	8.50	140,224	1.23		1.23		(0.53)		160
2009	9.61	(0.02)	(2.58)	(2.60)	—	(0.07)	(0.07)	6.94	(26.94)	80,026	1.25		1.25		(0.27)		273
2008(a)	10.00	(0.01)	(0.38)	(0.39)	—	—	—	9.61	(3.90)	64,577	1.33	*	1.33	*	(0.26	)*	110	**
Class A
2013***	$7.73	$(0.01)	$1.33	$1.32	$—	$(0.07)	$(0.07)	$8.98	17.17%	$32,082	1.36	%*	1.36	%*	(0.31	)%*	75	%**
2012	9.65	(0.01)	(0.60)	(0.61)	—	(1.31)	(1.31)	7.73	(5.44)	28,288	1.37	(2)	1.37		(0.13)		113
2011	7.49	(0.06)	2.22	2.16	—	—	—	9.65	28.84	35,349	1.35		1.35		(0.62)		144
2010	6.92	(0.06)	0.63	0.57	—	—	—	7.49	8.24	24,475	1.48		1.48		(0.76)		160
2009	9.61	(0.03)	(2.59)	(2.62)	—	(0.07)	(0.07)	6.92	(27.15)	18,840	1.50		1.50		(0.51)		273
2008(b)	9.83	(0.01)	(0.21)	(0.22)	—	—	—	9.61	(2.24)	21,288	1.44	*	1.44	*	(0.73	)*	110	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2013.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amounts represents less than $0.01.
(a)	Commenced operations on April 25, 2008.
(b)	Commenced operations on June 30, 2008.
(c)	Commenced operations on February 13, 2012.
(1)	Per share data calculated using the average shares method.
(2)	Includes interest expense on borrowings.
(3)	Portfolio turnover rate is for the Fund for the year ended July 31, 2012.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2013 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

International Equity Fund
Institutional Class
2013***	$8.08	$0.02	$1.15	$1.17	$(0.17)	$—	$(0.17)	$9.08	14.59%	$226,334	1.13	%*	1.13	%*	0.41	%*	16	%**
2012	9.18	0.11	(1.16)	(1.05)	(0.05)	—	(0.05)	8.08	(11.39)	198,348	1.14	(2)	1.14		1.32		20
2011	7.79	0.11	1.34	1.45	(0.06)	—	(0.06)	9.18	18.66	263,419	1.14		1.14		1.25		26
2010	7.18	0.07	0.55	0.62	(0.01)	—	(0.01)	7.79	8.69	218,996	1.16		1.16		0.91		35
2009	9.01	0.08	(1.71)	(1.63)	(0.20)	—	(0.20)	7.18	(17.51)	182,004	1.21		1.21		1.27		51
2008(a)	10.00	0.06	(1.05)	(0.99)	—	—	—	9.01	(9.90)	230,394	1.19	*	1.19	*	2.25	*	16	**
Class A
2013***	$8.06	$0.01	$1.15	$1.16	$(0.15)	$—	$(0.15)	$9.07	14.46%	$43,042	1.38	%*	1.38	%*	0.16	%*	16	%**
2012	9.16	0.09	(1.16)	(1.07)	(0.03)	—	(0.03)	8.06	(11.67)	39,475	1.39	(2)	1.39		1.07		20
2011	7.77	0.09	1.34	1.43	(0.04)	—	(0.04)	9.16	18.42	49,881	1.39		1.39		1.01		26
2010	7.18	0.05	0.54	0.59	—	—	—	7.77	8.22	38,653	1.41		1.41		0.64		35
2009	9.01	0.07	(1.71)	(1.64)	(0.19)	—	(0.19)	7.18	(17.65)	36,191	1.46		1.46		1.07		51
2008(b)	9.31	(0.00)‡	(0.30)	(0.30)	—	—	—	9.01	(3.22)	41,937	1.25	*	1.25	*	(0.20	)*	16	**

Natural Resources Fund
Institutional Class
2013***	$10.15	$0.07	$0.94	$1.01	$(0.02)	$—	$(0.02)	$11.14	10.01%	$55,011	1.18	%*	1.18	%*	0.38	%*	22	%**
2012(c)	10.00	0.00	0.15	0.15	—	—	—	10.15	1.50	44,041	1.42	*	1.42	*	(0.02	)*	49	**
Class A
2013***	$10.13	$0.01	$0.99	$1.00	$(0.00)‡	$—	$(0.00)‡	$11.13	9.88%	$8,374	1.43	%*	1.43	%*	0.13	%*	22	%**
2012(c)	10.00	(0.03)	0.16	0.13	—	—	—	10.13	1.30	6,397	1.71	*	1.71	*	(0.33	)*	49	**

Cinque Large Cap Buy-Write Equity Fund
Institutional Class
2013(d)***	$10.00	$0.01	$0.30	$0.31	$—	$—	$—	$10.31	3.10%††	$5,942	1.50	%*	3.89	%*	0.76	%*	0	%**
Class A
2013(d)***	$10.00	$(0.02)	$0.33	$0.31	$—	$—	$—	$10.31	3.10%††	$3,089	1.75	%*	3.51	%*	(0.97	)%*	0	%**

Diversified Strategies Fund
Class A
2013***	$9.20	$0.02	$0.35	$0.37	$(0.04)	$—	$(0.04)	$9.53	4.02%††	$5,574	1.88	%*	2.06	%*	0.32	%*	77	%**
2012	9.82	0.03	(0.43)	(0.40)	(0.02)	(0.20)	(0.22)	9.20	(4.08)	11,548	1.84		1.84		0.01		150
2011(e)	10.00	(0.01)	(0.17)	(0.18)	—	—	—	9.82	(1.80)††	17,163	2.00	*	2.27	*	(0.10	)*	91	**

*	Annualized.
**	Not annualized.
***	Six months or period ended January 31, 2013.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amounts represents less than $0.01.
(a)	Commenced operations on April 25, 2008.
(b)	Commenced operations on June 30, 2008.
(c)	Commenced operations on September 27, 2011.
(d)	Commenced operations on December 3, 2012.
(e)	Commenced operations on January 7, 2011.
(1)	Per share data calculated using the average shares method.
(2)	Includes interest expense on borrowings.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2013 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Strategic Balanced Fund
Institutional Class
2013***	$10.55	$0.14	$0.55	$0.69	$(0.15)	$—	$(0.15)	$11.09	6.55%	$4,047	1.35	%*	1.82	%*	2.66	%*	12	%**
2012	10.49	0.19	0.06	0.25	(0.19)	—	(0.19)	10.55	2.49	3,925	1.35	(2)	1.77		1.84		18
2011	9.54	0.14	1.05	1.19	(0.24)	—	(0.24)	10.49	12.49	4,399	1.30		1.39		1.34		21
2010	8.67	0.16	0.87	1.03	(0.16)	—	(0.16)	9.54	11.88	12,976	1.24		1.30		1.71		38
2009	9.76	0.32	(1.11)	(0.79)	(0.30)	—	(0.30)	8.67	(7.66)	12,038	1.18		1.23		3.94		33
2008(a)	10.00	0.01	(0.23)	(0.22)	(0.02)	—	(0.02)	9.76	(2.25)	23,960	1.35	*	1.79	*	1.05	*	9	**
Class A
2013***	$10.54	$0.13	$0.54	$0.67	$(0.13)	$—	$(0.13)	$11.08	6.42%	$7,082	1.60	%*	2.06	%*	2.34	%*	12	%**
2012	10.48	0.16	0.07	0.23	(0.17)	—	(0.17)	10.54	2.23	7,302	1.60	(2)	2.02		1.61		18
2011	9.54	0.14	1.01	1.15	(0.21)	—	(0.21)	10.48	12.07	7,428	1.60		1.70		1.35		21
2010	8.67	0.13	0.88	1.01	(0.14)	—	(0.14)	9.54	11.63	10,775	1.50		1.56		1.40		38
2009	9.76	0.28	(1.09)	(0.81)	(0.28)	—	(0.28)	8.67	(7.88)	6,540	1.45		1.50		3.50		33
2008(a)	10.00	0.01	(0.24)	(0.23)	(0.01)	—	(0.01)	9.76	(2.27)	6,860	1.60	*	2.04	*	0.69	*	9	**

Total Return Bond Fund
Institutional Class
2013***	$10.80	$0.24	$0.22	$0.46	$(0.23)	$(0.11)	$(0.34)	$10.92	4.32%	$766,815	0.49	%*	0.64	%*	4.30	%*	24	%**
2012	10.70	0.51	0.15	0.66	(0.50)	(0.06)	(0.56)	10.80	6.45	675,039	0.50		0.65		4.79		61
2011	10.71	0.54	0.35	0.89	(0.52)	(0.38)	(0.90)	10.70	8.72	489,685	0.51		0.66		5.08		58
2010	10.17	0.63	0.66	1.29	(0.60)	(0.15)	(0.75)	10.71	13.03	319,147	0.54		0.67		5.97		60
2009	9.89	0.58	0.28	0.86	(0.56)	(0.02)	(0.58)	10.17	9.08	238,649	0.59		0.69		5.97		67
2008(b)	10.00	0.13	(0.11)	0.02	(0.13)	—	(0.13)	9.89	0.15	199,384	0.62	*	0.72	*	4.78	*	12	**
Class A
2013***	$10.80	$0.22	$0.22	$0.44	$(0.22)	$(0.11)	$(0.33)	$10.91	4.10%	$125,016	0.74	%*	0.89	%*	4.05	%*	24	%**
2012	10.69	0.48	0.17	0.65	(0.48)	(0.06)	(0.54)	10.80	6.29	117,779	0.75		0.90		4.55		61
2011	10.71	0.52	0.33	0.85	(0.49)	(0.38)	(0.87)	10.69	8.36	104,713	0.77		0.91		4.83		58
2010	10.17	0.61	0.65	1.26	(0.57)	(0.15)	(0.72)	10.71	12.76	76,319	0.79		0.92		5.73		60
2009	9.89	0.55	0.28	0.83	(0.53)	(0.02)	(0.55)	10.17	8.82	54,777	0.84		0.94		5.73		67
2008(a)	9.95	0.04	(0.06)	(0.02)	(0.04)	—	(0.04)	9.89	(0.21)	49,258	0.81	*	0.92	*	4.69	*	12	**

Credit Fund
Institutional Class
2013(c)***	$10.00	$0.03	$0.03	$0.06	$(0.01)	$—	$(0.01)	$10.05	0.63%	$10,185	1.00	%*	2.43	%*	1.74	%*	0	%**
Class A
2013(c)***	$10.00	$0.02	$0.03	$0.05	$(0.01)	$—	$(0.01)	$10.04	0.51%	$5,836	1.25	%*	3.11	%*	1.35	%*	0	%**

*	Annualized.
**	Not annualized.
***	Six months or period ended January 31, 2013.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
(a)	Commenced operations on June 30, 2008.
(b)	Commenced operations on April 25, 2008.
(c)	Commenced operations on December 3, 2012.
(1)	Per share data calculated using the average shares method.
(2)	Includes interest expense on borrowings.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2013 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Low Duration Bond Fund
Institutional Class
2013***	$10.59	$0.10	$0.03	$0.13	$(0.10)	$(0.05)	$(0.15)	$10.57	1.18%	$232,559	0.52	%*	0.67	%*	1.79	%*	38	%**
2012	10.64	0.25	0.11	0.36	(0.25)	(0.16)	(0.41)	10.59	3.52	239,140	0.53	(3)	0.68		2.37		73
2011	10.67	0.27	0.04	0.31	(0.25)	(0.09)	(0.34)	10.64	2.97	236,573	0.53		0.68		2.56		56
2010	10.32	0.37	0.33	0.70	(0.35)	—	(0.35)	10.67	6.86	165,334	0.53		0.70		3.52		62
2009	10.01	0.47	0.30	0.77	(0.46)	(0.00)‡	(0.46)	10.32	8.00	103,107	0.52		0.72		4.77		56
2008(a)	10.00	0.10	0.01	0.11	(0.10)	—	(0.10)	10.01	1.12	118,107	0.56	*	0.76	*	3.88	*	8	**
Class A
2013***	$10.59	$0.08	$0.04	$0.12	$(0.08)	$(0.05)	$(0.13)	$10.58	1.15%	$34,512	0.77	%*	0.92	%*	1.55	%*	38	%**
2012	10.64	0.22	0.11	0.33	(0.22)	(0.16)	(0.38)	10.59	3.27	37,068	0.78	(3)	0.93		2.11		73
2011	10.67	0.25	0.03	0.28	(0.22)	(0.09)	(0.31)	10.64	2.71	26,236	0.78		0.93		2.34		56
2010	10.32	0.35	0.32	0.67	(0.32)	—	(0.32)	10.67	6.60	30,225	0.78		0.95		3.28		62
2009	10.01	0.45	0.30	0.75	(0.44)	(0.00)‡	(0.44)	10.32	7.74	22,597	0.77		0.97		4.53		56
2008(b)	10.04	0.03	(0.03)	—	(0.03)	—	(0.03)	10.01	(0.02)	26,293	0.73	*	0.93	*	3.32	*	8	**

Municipal Bond Fund
Institutional Class
2013***	$10.79	$0.14	$(0.01)	$0.13	$(0.14)	$(0.01)	$(0.15)	$10.77	1.23%	$226,062	0.46	%*	0.68	%*	2.57	%*	5	%**
2012	10.43	0.30	0.40	0.70	(0.30)	(0.04)	(0.34)	10.79	6.84	204,090	0.60		0.70		2.81		8
2011	10.50	0.34	(0.06)	0.28	(0.34)	(0.01)	(0.35)	10.43	2.68	159,989	0.62		0.72		3.25		10
2010	10.28	0.34	0.22	0.56	(0.33)	(0.01)	(0.34)	10.50	5.56	165,952	0.61		0.71		3.22		5
2009	9.94	0.34	0.34	0.68	(0.34)	(0.00)‡	(0.34)	10.28	6.99	141,775	0.62		0.72		3.39		14
2008(a)	10.00	0.09	(0.07)	0.02	(0.08)	—	(0.08)	9.94	0.24	124,174	0.67	*	0.77	*	3.20	*	3	**
Class A
2013***	$10.78	$0.13	$(0.02)	$0.11	$(0.12)	$(0.01)	$(0.13)	$10.76	1.10%	$3,782	0.71	%*	0.93	%*	2.32	%*	5	%**
2012	10.43	0.27	0.40	0.67	(0.28)	(0.04)	(0.32)	10.78	6.50	3,797	0.85		0.95		2.50		8
2011	10.50	0.31	(0.06)	0.25	(0.31)	(0.01)	(0.32)	10.43	2.40	194	0.86		0.96		2.99		10
2010	10.28	0.31	0.23	0.54	(0.31)	(0.01)	(0.32)	10.50	5.31	816	0.86		0.96		2.97		5
2009(c)	10.06	0.30	0.24	0.54	(0.32)	(0.00)‡	(0.32)	10.28	5.48	668	0.87	*	0.97	*	3.15	*	14	**(2)

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2013.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amounts represents less than $0.01.
(a)	Commenced operations on April 25, 2008.
(b)	Commenced operations on June 30, 2008.
(c)	Commenced operations on August 28, 2008.
(1)	Per share data calculated using the average shares method.
(2)	Portfolio turnover rate is for the Fund for the year ended July 31, 2009.
(3)	Includes interest expense on borrowings.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2013 (Unaudited) and the Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Low Duration Municipal Bond Fund
Institutional Class
2013***	$10.29	$0.06	$(0.05)	$0.01	$(0.06)	$—	$(0.06)	$10.24	0.14	%††	$80,764	0.51	%*	0.75	%*	1.22	%*	16	%**
2012	10.30	0.14	(0.01)	0.13	(0.14)	(0.00)‡	(0.14)	10.29	1.32	††	92,501	0.57	(2)	0.77		1.39		14
2011	10.35	0.18	(0.05)	0.13	(0.18)	(0.00)‡	(0.18)	10.30	1.29	††	79,658	0.60		0.80		1.75		9
2010	10.22	0.21	0.13	0.34	(0.21)	—	(0.21)	10.35	3.32	††	65,841	0.61		0.81		2.02		21
2009	10.00	0.23	0.22	0.45	(0.23)	—	(0.23)	10.22	4.51	††	54,257	0.61		0.81		2.26		27
2008(a)	10.00	0.06	0.00 ‡	0.06	(0.06)	—	(0.06)	10.00	0.57	††	48,699	0.72	*	0.92	*	2.18	*	10	**

Kempner Treasury and Income Fund
Institutional Class
2013***	$11.43	$0.02	$(0.06)	$(0.04)	$(0.04)	$(0.34)	$(0.38)	$11.01	(0.43)%		$33,033	0.67	%*	0.67	%*	0.33	%*	0	%**
2012	11.03	0.12	0.55	0.67	(0.16)	(0.11)	(0.27)	11.43	6.12		33,774	0.67		0.67		1.02		0
2011	10.54	0.34	0.59	0.93	(0.30)	(0.14)	(0.44)	11.03	9.08		31,269	0.76		0.76		3.14		5
2010	10.14	0.30	0.54	0.84	(0.20)	(0.24)	(0.44)	10.54	8.48		26,357	0.71		0.71		2.85		28
2009	9.94	0.01	0.33	0.34	(0.10)	(0.04)	(0.14)	10.14	3.50		26,128	0.70		0.70		0.12		114
2008(a)	10.00	0.12	(0.06)	0.06	(0.12)	—	(0.12)	9.94	0.59		21,852	1.00	*	1.00	*	4.42	*	0	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2013.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amounts represents less than $0.01.
(a)	Commenced operations on April 25, 2008.
(1)	Per share data calculated using the average shares method.
(2)	Includes interest expense on borrowings.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 35 funds. The financial statements herein relate to the Trust’s Frost Funds. The Frost Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Dividend Value Equity Fund (the “Dividend Value Equity Fund”), Frost Kempner Multi-Cap Deep Value Equity Fund (the “Kempner Multi-Cap Deep Value Equity Fund”), Frost Mid Cap Equity Fund (the “Mid Cap Equity Fund”), Frost Small Cap Equity Fund (the “Small Cap Equity Fund”), Frost International Equity Fund (the “International Equity Fund”), Frost Natural Resources Fund (the “Natural Resources Fund”), Frost Cinque Large Cap Buy-Write Equity Fund (the “Cinque Large Cap Buy-Write Equity Fund”), Frost Diversified Strategies Fund (the “Diversified Strategies Fund”), Frost Strategic Balanced Fund (the “Strategic Balanced Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), Frost Municipal Bond Fund (the “Municipal Bond Fund”), Frost Low Duration Municipal Bond Fund (the “Low Duration Municipal Bond Fund”) and Frost Kempner Treasury and Income Fund (the “Kempner Treasury and Income Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long-term capital appreciation. The Dividend Value Equity Fund, International Equity Fund and Strategic Balanced Fund seek to achieve long-term capital appreciation and current income. The Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. The Mid Cap Equity Fund seeks to maximize long-term capital appreciation. The Small Cap Equity Fund seeks to maximize total return. The Natural Resources Fund seeks long-term capital growth with a secondary goal of current income. The Cinque Large Cap Buy-Write Equity Fund seeks long-term capital appreciation and current income. The Diversified Strategies Fund seeks capital growth with reduced correlation to the stock and bond markets. The Total Return Bond Fund and Low Duration Bond Fund and seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Credit Fund seeks to maximize total return, consisting of income and capital appreciation. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Low Duration Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return. The Kempner Treasury and Income Fund seeks to provide current income consistent with the preservation of capital. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds currently offer Institutional Class Shares and Class A Shares. Class A Shares of the Low Duration Municipal Bond Fund ceased operations on October 31, 2012. The financial statements of the remaining funds in the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

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Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2013, no securities were fair valued by the Committee.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Frost Investment Advisors, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the International Equity Fund owns securities is closed for one or more days, the International Equity Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

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Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at January 31, 2013.

Investments in Securities*	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stock	$334,833,941	$—	$—	$334,833,941
Cash Equivalent	16,191,944	—	—	16,191,944

Total Investments in Securities	$351,025,885	$—	$—	$351,025,885

Dividend Value Equity Fund
Common Stock	$255,972,331	$—	$—	$255,972,331
Cash Equivalent	5,584,626	—	—	5,584,626

Total Investments in Securities	$261,556,957	$—	$—	$261,556,957

Kempner Multi-Cap Deep Value Equity Fund
Common Stock	$147,930,269	$—	$—	$147,930,269
Cash Equivalent	35,457,820	—	—	35,457,820

Total Investments in Securities	$183,388,089	$—	$—	$183,388,089

Mid Cap Equity Fund
Common Stock	$17,307,432	$—	$—	$17,307,432
Cash Equivalent	721,971	—	—	721,971

Total Investments in Securities	$18,029,403	$—	$—	$18,029,403

Small Cap Equity Fund
Common Stock	$177,107,471	$—	$—	$177,107,471
Cash Equivalent	10,006,226	—	—	10,006,226

Total Investments in Securities	$187,113,697	$—	$—	$187,113,697

International Equity Fund
Common Stock	$226,377,349	$—	$—	$226,377,349
Preferred Stock	5,092,850	—	—	5,092,850
Cash Equivalent	34,116,965	—	—	34,116,965

Total Investments in Securities	$265,587,164	$—	$—	$265,587,164

Natural Resources Fund
Common Stock	$54,256,867	$—	$—	$54,256,867
Exchange Traded Fund	409,630	—	—	409,630
Cash Equivalent	7,081,966	—	—	7,081,966

Total Investments in Securities	$61,748,463	$—	$—	$61,748,463

Cinque Large Cap Buy-Write Equity Fund
Registered Investment Companies	$4,764,464	$—	$—	$4,764,464
Common Stock	3,999,562	—	—	3,999,562
Cash Equivalent	109,936	—	—	109,936

Total Investments in Securities	$8,873,962	$—	$—	$8,873,962

Diversified Strategies Fund
Registered Investment Companies	$5,403,549	$—	$—	$5,403,549
Cash Equivalent	192,838	—	—	192,838

Total Investments in Securities	$5,596,387	$—	$—	$5,596,387

Strategic Balanced Fund
Registered Investment Companies	$10,643,395	$—	$—	$10,643,395
Common Stock	169,090	—	—	169,090
Cash Equivalent	323,088	—	—	323,088

Total Investments in Securities	$11,135,573	$—	$—	$11,135,573

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Investments in Securities*	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Mortgage-Backed Securities	$—	$368,474,968	$—	$368,474,968
Corporate Obligations	—	212,977,658	—	212,977,658
Asset-Backed Securities	—	92,018,902	—	92,018,902
U.S. Treasury Obligations	90,011,578	—	—	90,011,578
Municipal Bonds	—	63,158,977	—	63,158,977
Collateralized Loan Obligations	—	48,100,672	—	48,100,672
U.S. Government Agency Obligations	—	5,770,759	—	5,770,759
Cash Equivalent	581,396	—	—	581,396
Commercial Paper	—	3,824,587	—	3,824,587
Repurchase Agreements	—	13,000,000	—	13,000,000

Total Investments in Securities	$90,592,974	$807,326,523	$—	$897,919,497

Credit Fund
U.S. Treasury Obligations	$4,989,376	$—	$—	$4,989,376
Corporate Obligations	—	3,872,380	—	3,872,380
Collateralized Loan Obligations	—	3,086,930	—	3,086,930
Asset-Backed Securities	—	1,529,942	—	1,529,942
Mortgage-Backed Securities	—	1,218,860	—	1,218,860
Municipal Bond	—	327,299	—	327,299
Cash Equivalent	3,701,593	—	—	3,701,593

Total Investments in Securities	$8,690,969	$10,035,411	$—	$18,726,380

Low Duration Bond Fund
Asset-Backed Securities	$—	$92,394,588	$—	$92,394,588
U.S. Treasury Obligations	63,140,091	—	—	63,140,091
Mortgage-Backed Securities	—	57,796,747	—	57,796,747
Corporate Obligations	—	29,498,430	—	29,498,430
Municipal Bonds	—	11,598,076	—	11,598,076
Cash Equivalent	5,089,216	—	—	5,089,216
Repurchase Agreement	—	10,000,000	—	10,000,000

Total Investments in Securities	$68,229,307	$201,287,841	$—	$269,517,148

Municipal Bond Fund
Municipal Bonds	$—	$216,968,835	$—	$216,968,835
Cash Equivalent	3,926,958	—	—	3,926,958
Repurchase Agreements	—	7,000,000	—	7,000,000

Total Investments in Securities	$3,926,958	$223,968,835	$—	$227,895,793

Low Duration Municipal Bond Fund
Municipal Bonds	$—	$76,349,807	$—	$76,349,807
Cash Equivalent	926,230	—	—	926,230
Repurchase Agreements	—	4,000,000	—	4,000,000

Total Investments in Securities	$926,230	$80,349,807	$—	$81,276,037

Kempner Treasury and Income Fund
U.S. Treasury Obligations	$16,469,213	$—	$—	$16,469,213
Cash Equivalent	16,533,514	—	—	16,533,514

Total Investments in Securities	$33,002,727	$—	$—	$33,002,727

Other Financial Instruments**
International Equity Fund	$—	$212,311	$—	$212,311
Cinque Large Cap Buy-Write Equity Fund	62,610	—	—	62,610

Total Other Financial Instruments	$62,610	$212,311	$—	$274,921

Liabilities***
Cinque Large Cap Buy-Write Equity Fund	$(36,420)	$—	$—	$(36,420)
Diversified Strategies Fund	(15,132)	—	—	(15,132)

Total Liabilities	$(51,552)	$—	$—	$(51,552)

*	Industry disclosure of holdings is detailed in the Schedule of Investments.
**	Other financial instruments are forward foreign currency contracts in International Equity Fund and purchased options in Cinque Large Cap Buy-Write Equity Fund reflected in the Schedule of Investments.
***	Liabilities are written options reflected in the Schedule of Investments.

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For the six months ended January 31, 2013, there were no transfers between Level 1 and Level 2 within the Funds. Level placement of securities is not necessarily indicative of the risk associated with the investment.

For the six months ended January 31, 2013, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2013, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Contracts — The International Equity Fund will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Equity Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

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Options Written/Purchased — A Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Cinque Large Cap Buy-Write Equity Fund and Diversified Strategies Fund had open options contracts as of January 31, 2013, as disclosed in the Funds’ Schedules of Investments.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Cinque Large Cap Buy-Write Equity Fund, Diversified Strategies Fund and Strategic Balanced Fund indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Cinque Large Cap Buy-Write Equity Fund, Diversified Strategies Fund and Strategic Balanced Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees are amortized over twelve months from the inception dates of the Funds. As of January 31, 2013, the Cinque Large Cap Buy-Write Equity Fund had deferred offering costs of $14,068 left to be amortized.

Dividends and Distributions to Shareholders — The Growth Equity Fund, Mid Cap Equity Fund, Small Cap Equity Fund, International Equity Fund, Natural Resources Fund and Cinque Large Cap Buy-Write Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Dividend Value Equity Fund, Kempner Multi-Cap Deep Value Equity Fund, Diversified Strategies Fund, Strategic Balanced Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund, Low Duration Municipal Bond Fund and Kempner Treasury and Income Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Redemption Fees — The International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. The Diversified Strategies Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than sixty days. For the six months ended January 31, 2013, the International Equity Fund and Diversified Strategies Fund retained no such fees. Fees collected are retained by the Funds for the benefit of the remaining shareholders and are included in capital shares transactions in the Statement of Changes in Net Assets.

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Line of Credit — The Funds entered into an agreement which enables them to participate in a $20 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank, N.A. (the “Custodian”) which expires April 22, 2014. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Custodian’s current reference rate minus 1%. As of January 31, 2013, the Dividend Value Equity Fund had borrowings outstanding of $325,922. Listed below are Funds which had borrowings during the six months ended January 31, 2013:

	Maximum Amount Borrowed	Number of Days Outstanding	Average Outstanding Balance	Daily Weighted Average Interest Rate	Interest Paid
Dividend Value Equity Fund	$2,611,429	19	$910,011	3.25%	$1,561
Mid Cap Equity Fund	448,674	1	448,674	3.25	41
International Equity Fund	1,923,224	11	1,158,023	3.25	1,255
Low Duration Bond Fund	1,335,079	6	1,890,547	3.25	1,024
Municipal Bond Fund	756,211	2	553,672	3.25	100

3. Options Written:

Written options transactions entered into during the six-months ended are summarized as follows:

Cinque Large Cap Buy-Write Equity Fund
	Number of Contracts	Premiums Received
Outstanding at December 3, 2012	—	$—
Written Options	20	20,865
Exercised	—	—
Expired	—	—
Closing Buys	—	—

Outstanding at January 31, 2013	20	$20,865

	Diversified Strategies Fund
	Number of Contracts	Premiums Received
Outstanding at July 31, 2012	625	$24,758
Written Options	1,233	40,314
Exercised	(444)	(21,388)
Expired	(675)	(23,497)
Closing Buys	(442)	(12,142)

Outstanding at January 31, 2013	297	$8,045

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

5. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of: 0.10% on the first $2 billion of the Funds’ aggregate average daily net assets; 0.08% on the next $1 billion of the Funds’ aggregate average daily net assets; and 0.06% on the Funds’ aggregate average daily net assets over $3 billion. The minimum annual administration fee is $900,000 for the initial eight Funds. The minimum annual administration fee will increase by $90,000 for each additional fund established. There is also a minimum annual administration fee of $15,000 per additional class.

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The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the “Plan”) for the Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Class A Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Union Bank, N.A. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

Frost Investment Advisors, LLC, a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Frost Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below (“Voluntary Fee Reduction”). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below (“Expense Limitation”). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s voluntary Expense Limitation for each Fund.

Fund	Advisory Fee Before Voluntary Fee Reduction	Adviser’s Voluntary Fee Reduction	Institutional Class Voluntary Expense Limitation	Class A Voluntary Expense Limitation
Growth Equity Fund	0.80%	0.15%	1.25%	1.50%
Dividend Value Equity Fund	0.80%	0.15%	1.25%	1.50%
Kempner Multi-Cap Deep Value Equity Fund	0.59%	None	1.05%	1.30%
Mid Cap Equity Fund	0.90%	None	1.55%	1.80%
Small Cap Equity Fund	1.00% for assets up to $100 million	None	1.55%	1.80%
	0.85% for assets over $100 million
International Equity Fund	0.95% for assets up to $150 million	None	1.45%	1.70%
	0.90% for assets over $150 million
Natural Resources Fund	0.80%	None	1.75%	2.00%
Cinque Large Cap Buy-Write Equity Fund	0.90%	None	1.50%	1.75%
Diversified Strategies Fund	0.80%	None	N/A	2.00%
Strategic Balanced Fund	0.70%	0.05%	1.35%	1.60%
Total Return Bond Fund	0.50%	0.15%	0.95%	1.20%
Credit Fund	0.60%	None	1.00%	1.25%
Low Duration Bond Fund	0.50%	0.15%	0.95%	1.20%
Municipal Bond Fund	0.50%	0.25%	1.05%	1.30%
Low Duration Municipal Bond Fund	0.50%**	0.25%**	1.15%	1.40%**
Kempner Treasury and Income Fund	0.35%	None	1.05%	1.30%*

*	Class is registered but not yet opened.
**	Class ceased operations on October 31, 2012.

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If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the six months ended January 31, 2013, the Adviser recaptured $0 of prior Expense Limitation reimbursements. At January 31, 2013, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Fiscal Year	Subject to Repayment until Jan. 31:	Cinque Large Cap Buy-Write Equity Fund	Diversified Strategies Fund	Strategic Balanced Fund	Credit Fund
1/31/10 – 1/31/11	2014	$—	$5,424	$13,339	$—
1/31/11 – 1/31/12	2015	—	19,395	36,896	—
1/31/12 – 1/31/13	2016	18,472	4,891	51,367	22,863

		$18,472	$29,710	$101,602	$22,863

As of January 31, 2012, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Kempner Multi-Cap Deep Value Equity Fund	International Equity Fund
Kempner Capital Management, Inc.	Thornburg Investment Management, Inc.

Mid Cap Equity Fund	Cinque Large Cap Buy-Write Equity Fund
Luther King Capital Management Corporation	Cinque Partners LLC

Small Cap Equity Fund	Kempner Treasury and Income Fund
Cambiar Investors LLC	Kempner Capital Management, Inc.

7. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2013 were as follows:

	U.S. Gov’t	Other	Total
Growth Equity Fund
Purchases	$—	$47,270,149	$47,270,149
Sales	—	57,442,740	57,442,740
Dividend Value Equity Fund
Purchases	—	107,457,434	107,457,434
Sales	—	141,445,605	141,445,605
Kempner Multi-Cap Deep Value Equity Fund
Purchases	—	10,746,177	10,746,177
Sales	—	28,649,073	28,649,073
Mid Cap Equity Fund
Purchases	—	7,877,618	7,877,618
Sales	—	18,501,650	18,501,650
Small Cap Equity Fund
Purchases	—	126,304,289	126,304,289
Sales	—	142,293,571	142,293,571
International Equity Fund
Purchases	—	36,476,982	36,476,982
Sales	—	69,359,196	69,359,196
Natural Resources Fund
Purchases	—	14,665,038	14,665,038
Sales	—	10,960,695	10,960,695
Cinque Large Cap Buy-Write Equity Fund**
Purchases	—	8,615,552	8,615,552
Sales	—	17,104	17,104

	U.S. Gov’t	Other		Total
Diversified Strategies Fund
Purchases	$—	$5,153,234		$5,153,234
Sales	—	10,655,758		10,655,758
Strategic Balanced Fund*
Purchases	—	1,494,888	*	1,494,888
Sales	—	1,217,427		1,217,427
Total Return Bond Fund
Purchases	118,489,951	149,120,426		267,610,377
Sales	58,436,387	133,516,929		191,953,316
Credit Fund**
Purchases	4,989,743	6,727,480		11,717,223
Sales	—	—		—
Low Duration Bond Fund
Purchases	40,964,880	43,502,446		84,467,326
Sales	4,869,052	80,496,344		85,365,396
Municipal Bond Fund
Purchases	—	27,728,349		27,728,349
Sales	—	10,661,963		10,661,963
Low Duration Municipal Bond Fund
Purchases	—	12,465,825		12,465,825
Sales	—	14,609,776		14,609,776
Kempner Treasury and Income Fund
Purchases	—	—		—
Sales	—	—		—

*	Includes $27,034 and $0 of purchases and sales, respectively, of affiliated investment.
**	Commenced operations on December 3, 2012.

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8. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended July 31, 2012 and July 31, 2011 was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2012	$—	$414,910	$—	$—	$414,910
2011	—	652,934	—	95,044	747,978
Dividend Value Equity Fund
2012	—	6,209,189	—	—	6,209,189
2011	—	5,775,814	—	—	5,775,814
Kempner Multi-Cap Deep Value Equity Fund
2012	—	3,435,941	—	—	3,435,941
2011	—	2,902,942	—	—	2,902,942
Mid Cap Equity Fund
2012	—	—	887,348	—	887,348
Small Cap Equity Fund
2012	—	24,321,647	4,382,377	—	28,704,024
International Equity Fund
2012	—	1,637,117	—	—	1,637,117
2011	—	1,905,266	—	—	1,905,266
Diversified Strategies Fund
2012	—	294,964	3,275	—	298,239
Strategic Balanced Fund
2012	—	203,991	—	—	203,991
2011	—	348,685	—	—	348,685
Total Return Bond Fund
2012	—	33,815,098	2,964,674	—	36,779,772
2011	—	24,050,864	13,795,174	—	37,846,038
Low Duration Bond Fund
2012	—	6,183,244	3,210,729	—	9,393,973
2011	—	5,785,139	1,790,978	—	7,576,117
Municipal Bond Fund
2012	5,218,712	—	699,507	—	5,918,219
2011	5,045,957	—	110,765	—	5,156,722
Low Duration Municipal Bond Fund
2012	1,162,725	20	22,789	—	1,185,534
2011	1,236,866	—	21,821	—	1,258,687
Kempner Treasury and Income Fund
2012	—	454,634	352,240	—	806,874
2011	—	843,706	302,844	—	1,146,550

As of July 31, 2012, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Late-Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$—	$—	$—	$(7,876,213)	$(3,198,238)	$(150,771)	$75,137,485	$—	$63,912,263
Dividend Value Equity Fund	190,641	—	—	(215,704)	(8,226,632)	—	17,748,628	(232,201)	9,264,732
Kempner Multi-Cap Deep Value Equity Fund	71,465	—	1,509,464	—	—	—	(22,157,097)	(84,334)	(20,660,502)

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	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Late-Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Mid Cap Equity Fund	$—	$—	$248,795	$—	$—	$(154,101)	$2,282,598	$—	$2,377,292
Small Cap Equity Fund	94,558	—	691,372	—	—	—	(5,287,650)	—	(4,501,720)
International Equity Fund	4,571,281	—	—	(38,593,989)	(2,433,501)	—	27,497,748	(990,005)	(9,948,466)
Natural Resources Fund	—	—	—	(6,927)	(1,579,961)	(13,852)	(3,231,495)	—	(4,832,235)
Diversified Strategies Fund	—	—	—	—	(889,361)	—	(370,152)	(88,074)	(1,347,587)
Strategic Balanced Fund	9,070	—	—	(3,510,588)	—	—	620,061	—	(2,881,457)
Total Return Bond Fund	4,369,362	—	7,200,753	—	—	—	20,528,029	(3,306,700)	28,791,444
Low Duration Bond Fund	666,238	—	1,116,746	—	—	—	5,791,722	(451,739)	7,122,967
Municipal Bond Fund	—	464,280	93,948	—	—	—	13,322,458	(463,547)	13,417,139
Low Duration Municipal Bond Fund	—	96,754	—	—	—	—	1,786,158	(96,251)	1,786,661
Kempner Treasury and Income Fund	—	—	981,805	—	—	—	3,559,690	—	4,541,495

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2011 through July 31, 2012, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2012 through July 31, 2012 and specified losses realized on investment transactions from November 1, 2011 through July 31, 2012, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses that a Fund may carry forward for a maximum period of eight years and apply against future net realized gains. At July 31, 2012, the breakdown of capital loss carryforwards was as follows:

	Expires 07/31/17	Expires 07/31/18	Expires 07/31/19	Capital Loss Carryforwards 07/31/12 With Expiration
Growth Equity Fund	$—	$7,876,213	$—	$7,876,213
Dividend Value Equity Fund	—	215,704	—	215,704
International Equity Fund	9,495,151	21,246,459	—	30,741,610
Strategic Balanced Fund	1,632,619	1,230,836	598,123	3,461,578

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
International Equity Fund	$5,188,818	$2,663,561	$7,852,379
Natural Resources Fund	6,927	—	6,927
Strategic Balanced Fund	49,010	—	49,010

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended July 31, 2012, the Growth Equity Fund, Dividend Value Equity Fund and Kempner Multi-Cap Deep Value Equity Fund, utilized $18,640,145, $6,594,563 and $5,729,636, respectively, of capital loss carryforwards, to offset capital gains.

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2013 were as follows (excluding purchased options and written options):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$256,846,696	$98,336,076	$(4,156,887)	$94,179,189
Dividend Value Equity Fund	236,008,475	27,108,009	(1,559,527)	25,548,482
Kempner Multi-Cap Deep Value Equity Fund	192,792,293	22,770,551	(32,174,755)	(9,404,204)
Mid Cap Equity Fund	14,361,795	3,713,563	(45,955)	3,667,608
Small Cap Equity Fund	168,386,191	20,552,495	(1,824,989)	18,727,506
International Equity Fund	218,373,334	50,938,395	(3,724,565)	47,213,830
Natural Resources Fund	58,350,773	5,241,401	(1,843,711)	3,397,690
Cinque Large Cap Buy-Write Equity Fund	8,708,666	207,499	(42,203)	165,296
Diversified Strategies Fund	5,420,187	212,295	(36,095)	176,200
Strategic Balanced Fund	10,049,756	1,157,338	(71,521)	1,085,817
Total Return Bond Fund	864,659,843	55,904,901	(22,645,247)	33,259,654
Credit Fund	18,692,472	69,451	(35,543)	33,908
Low Duration Bond Fund	265,279,322	4,519,037	(281,211)	4,237,826
Municipal Bond Fund	215,105,355	12,937,280	(146,842)	12,790,438
Low Duration Municipal Bond Fund	80,075,875	1,294,953	(94,791)	1,200,162
Kempner Treasury and Income Fund	29,605,768	3,396,959	—	3,396,959

9. Securities Lending:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Cash collateral received may be invested in accordance within the guidelines approved by the Funds’ Adviser. Any loss from investments of cash collateral is at the relevant Fund’s risk. Investments purchased with cash collateral are presented on the Schedules of Investments. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Funds. The Funds record securities lending income net of such allocations.

Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. There were no securities on loan as of January 31, 2013.

10. Risks:

At January 31, 2013, the net assets of the International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Strategic Balanced Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

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In pursuing its investment objectives, the Natural Resources Fund concentrates its investments in securities of companies in the natural resources industries. Events that affect the natural resources industries will have a greater effect on the Natural Resources Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Natural Resources Fund.

In pursuing their investment objectives, the Natural Resources Fund, Cinque Large Cap Buy-Write Equity Fund, Diversified Strategies Fund, and Strategic Balanced Fund may invest in other investment companies, such as mutual funds, closed-end funds and exchange traded funds (“ETFs”). Closed-end funds and ETFs are pooled investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Funds’ holdings at the most optimal time, which could adversely affect the Funds’ performance.

To the extent the Natural Resources Fund, Cinque Large Cap Buy-Write Equity Fund, Diversified Strategies Fund and Strategic Balanced Fund invest in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve their investment objective. If the investment company fails to achieve its objective, the value of the Funds’ investment could decline, which could adversely affect the Funds’ performance. By investing in another investment company, the Funds’ shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that the Funds’ shareholders directly bear in connection with the Funds’ own operations.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Other:

On January 31, 2013, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	1	95.65%
Class A Shares	3	94.39%

Dividend Value Equity Fund
Institutional Class Shares	1	94.94%
Class A Shares	3	82.86%

Kempner Multi-Cap Deep Value Equity Fund
Institutional Class Shares	1	98.15%
Class A Shares	3	96.47%

Mid Cap Equity Fund
Institutional Class Shares	2	88.39%
Class A Shares	3	100.00%

Small Cap Equity Fund
Institutional Class Shares	1	95.72%
Class A Shares	3	90.63%

International Equity Fund
Institutional Class Shares	1	90.31%
Class A Shares	3	91.94%

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	# of Shareholders	% of Outstanding Shares
Natural Resources Fund
Institutional Class Shares	1	94.36%
Class A Shares	1	96.93%

Cinque Large Cap Buy-Write Equity Fund
Institutional Class Shares	1	99.83%
Class A Shares	1	99.69%

Diversified Strategies Fund
Class A Shares	1	88.93%

Strategic Balanced Fund
Institutional Class Shares	1	98.77%
Class A Shares	3	74.01%

Total Return Bond Fund
Institutional Class Shares	1	87.15%
Class A Shares	3	89.65%

Credit Fund
Institutional Class Shares	1	96.41%
Class A Shares	1	99.55%

Low Duration Bond Fund
Institutional Class Shares	1	87.04%
Class A Shares	3	77.59%

Municipal Bond Fund
Institutional Class Shares	1	97.57%
Class A Shares	2	94.41%

Low Duration Municipal Bond Fund
Institutional Class Shares	1	98.89%

Kempner Treasury and Income Fund
Institutional Class Shares	1	95.82%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of January 31, 2013.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 08/01/12	Ending Account Value 01/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,082.50	0.80%	$4.20
Class A Shares	$1,000.00	$1,080.30	1.05%	$5.51
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.17	0.80%	$4.08
Class A Shares	$1,000.00	$1,019.91	1.05%	$5.35
Dividend Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,087.40	0.81%	$4.26
Class A Shares	$1,000.00	$1,087.30	1.06%	$5.58
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.12	0.81%	$4.13
Class A Shares	$1,000.00	$1,019.86	1.06%	$5.40
Kempner Multi-Cap Deep Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,067.40	0.76%	$3.96
Class A Shares	$1,000.00	$1,066.10	1.01%	$5.26
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.37	0.76%	$3.87
Class A Shares	$1,000.00	$1,020.11	1.01%	$5.14
Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,146.60	1.55%	$8.39
Class A Shares	$1,000.00	$1,146.60	1.80%	$9.74
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.54	1.55%	$7.88
Class A Shares	$1,000.00	$1,014.82	1.80%	$9.15
Small Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,173.00	1.11%	$6.08
Class A Shares	$1,000.00	$1,171.70	1.36%	$7.44
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.37	1.11%	$5.65
Class A Shares	$1,000.00	$1,020.11	1.36%	$6.92
International Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,145.90	1.13%	$6.11
Class A Shares	$1,000.00	$1,144.60	1.38%	$7.46
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.51	1.13%	$5.75
Class A Shares	$1,000.00	$1,018.25	1.38%	$7.02
Natural Resources Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,100.10	1.18%	$6.25
Class A Shares	$1,000.00	$1,098.80	1.43%	$7.56
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.26	1.18%	$6.01
Class A Shares	$1,000.00	$1,018.00	1.43%	$7.27
Cinque Large Cap Buy-Write Equity Fund(1) (2)
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,031.00	1.50%	$2.46	**
Class A Shares	$1,000.00	$1,031.00	1.75%	$2.87	**
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.80	1.50%	$7.63
Class A Shares	$1,000.00	$1,015.58	1.75%	$8.89

	Beginning Account Value 08/01/12	Ending Account Value 01/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Strategies Fund(2)
Actual Fund Return
Class A Shares	$1,000.00	$1,040.20	1.88%	$9.67
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,015.73	1.88%	$9.55
Strategic Balanced Fund(2)
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,065.50	1.35%	$7.03
Class A Shares	$1,000.00	$1,064.20	1.60%	$8.32
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.40	1.35%	$6.87
Class A Shares	$1,000.00	$1,017.14	1.60%	$8.13
Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,043.20	0.49%	$2.52
Class A Shares	$1,000.00	$1,041.00	0.74%	$3.81
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.74	0.49%	$2.50
Class A Shares	$1,000.00	$1,021.48	0.74%	$3.77
Credit Fund(1)
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,006.30	1.00%	$1.62	**
Class A Shares	$1,000.00	$1,005.10	1.25%	$2.03	**
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.11	1.00%	$5.09
Class A Shares	$1,000.00	$1,019.11	1.25%	$6.36
Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,011.80	0.52%	$2.64
Class A Shares	$1,000.00	$1,011.50	0.77%	$3.90
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.58	0.52%	$2.65
Class A Shares	$1,000.00	$1,021.32	0.77%	$3.92
Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,012.30	0.46%	$2.33
Class A Shares	$1,000.00	$1,011.00	0.71%	$3.60
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.89	0.46%	$2.35
Class A Shares	$1,000.00	$1,021.63	0.71%	$3.62
Low Duration Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,001.40	0.51%	$2.57
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.63	0.51%	$2.60
Kempner Treasury and Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$995.70	0.67%	$3.37
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.83	0.67%	$3.41

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 59/365 (to reflect the period from inception to date).
(1)	Commenced operations on December 3, 2012.
(2)	Excludes indirect expenses of underlying funds in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of the Advisors Inner Circle Fund II (the “Trust”) must annually review and re-approve the following agreements (collectively, the “Agreements”):

•

the Advisory Agreement between Frost Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Frost Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Mid Cap Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Natural Resources Fund, Frost Diversified Strategies Fund, Frost Strategic Balanced Fund, Frost Total Return Bond Fund, Frost Low Duration Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, and Frost Kempner Treasury and Income Fund; and

•

the Sub-Advisory Agreements between the Adviser and Kempner Capital Management, Inc., the Adviser and Luther King Capital Management Corporation, the Adviser and Thornburg Investment Management, Inc., and the Adviser and Cambiar Investors LLC (“Cambiar”) (each a “Sub-Adviser” and, collectively, the “Sub-Advisers”).

After their initial two-year terms, the Agreements must be re-approved: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. The Trustees use this information, as well as other information that the Advisers and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.

Prior to this year’s meeting held on November 13-14, 2012, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds, the Adviser and the Sub-Advisers; (iii) the costs of the services to be provided and profits to be realized by the Adviser and the Sub-Advisers and their affiliates from their relationship with the applicable Fund(s); (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, the representatives from the Adviser and each of the Sub-Advisers presented overviews of their advisory businesses, including the Adviser and each Sub-Adviser’s history, ownership structure and affiliations, assets under management, investment personnel, investment approach, including use of derivatives, as applicable, approach to risk management, best execution and use of soft dollars, as applicable. In addition, the Adviser’s representatives reviewed each Frost Fund’s historic asset levels and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser and the Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and each of the Sub-Advisers and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and each of the Sub-Advisers to the applicable Fund(s) they managed, including the quality and continuity of the Adviser and the Sub-Advisers’ portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser and the each of the Sub-Advisers was provided to the Board, as was the response of the Adviser and each Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the applicable Fund(s). The Trustees also considered other services provided by the Adviser and the Sub-Advisers to the applicable Fund(s) they manage, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the applicable Fund(s) by the Adviser and the Sub-Advisers.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited) (Continued)

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with information regarding each Fund’s performance since the Agreements were last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser and the Sub-Advisers provided information regarding and led a discussion of factors impacting the performance of the applicable Fund(s) over the past year, outlining current market conditions and their expectations and strategies for the future. With respect to the Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund and Frost Kempner Treasury and Income Fund, the Board noted that each Fund had generally outperformed its respective benchmark index. With respect to the Frost Strategic Balanced Fund, Frost Mid Cap Equity Fund and Frost Growth Equity Fund, the Board noted that each Fund’s performance was comparable to that of its respective benchmark index. With respect to the Frost Dividend Value Equity Fund, the Board noted that although the Fund underperformed its benchmark index over recent periods of time, the Fund’s long-term performance was generally favorable to that of its benchmark index and did not necessitate any significant additional review. With respect to the Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund and Frost Natural Resources Fund, the Board noted that each Fund has underperformed its respective benchmark index over various periods of time and the Board would continue to monitor each Fund’s performance. With respect to the Frost Small Cap Equity Fund, the Board noted that the Fund had recently terminated one of its sub-advisers and that the Fund’s overall performance had improved since the termination. With respect to the Frost Diversified Strategies Fund, the Board noted that the Adviser has proposed appointing a sub-adviser for the Fund to improve the Fund’s performance. Based on this information, the Board concluded that each Fund’s performance was reasonable and that it was satisfied with the investment results that the Adviser and each Sub-Adviser had been able to achieve for the applicable Fund(s).

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable to the Adviser and each of the Sub-Advisers were reasonable, the Trustees reviewed a report of the fees paid to the Adviser and each Sub-Adviser as well as the costs of services provided by and the profits realized by the Adviser and each of the Sub-Advisers from their relationship with the applicable Fund(s), and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser and the Sub-Advisers’ commitment to managing the applicable Fund(s) and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of each Agreement are fair and reasonable; (b) concluded that the Adviser and each of the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and each of the Sub-Advisers provide to the applicable Fund(s); and (c) agreed to renew each Agreement for another year.

Frost Cinque Large Cap Buy-Write Equity Fund and Frost Credit Fund

During the reporting period, pursuant to Section 15(c) of the 1940 Act, at its November 13-14, 2012 meeting, the Board of the Trust considered the approval of the following agreements for initial two-year terms (collectively, the “Agreements”):

•	the Advisory Agreement between Frost Investment Advisors, LLC (the “Adviser”) and the Trust on behalf of the Frost Cinque Large Cap Buy-Write Equity Fund and Frost Credit Fund; and

•	the Sub-Advisory Agreement between the Adviser and Cinque Partners LLC (the “Sub-Adviser”) on behalf of the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund

Prior to the meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), advised by their independent legal counsel, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 3

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited) (Concluded)

At the meeting, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, the Adviser and the Sub-Adviser’s representatives provided an overview of the Adviser and Sub-Adviser, including the Adviser and the Sub-Adviser’s history, assets under management, investment personnel, approach to risk management and business plan. The Adviser’s representatives also discussed the rationale for introducing each new Fund as well as each new Fund’s proposed objective and strategy. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser and the Sub-Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the applicable Fund(s). Among other things, the Board considered the quality of the Adviser and the Sub-Adviser’s portfolio management personnel. The Adviser and the Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the applicable Fund(s).

The Trustees also considered other services to be provided to the applicable Fund(s) by the Adviser and the Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the applicable Fund(s) by the Adviser and the Sub-Adviser.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable to the Adviser and the Sub-Adviser were reasonable, the Trustees reviewed a report of the proposed fees to be paid to the Adviser and the Sub-Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser and the Sub-Adviser from their relationship with the applicable Fund(s), and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee to be paid by each Fund to those paid by other comparable mutual funds and noted that each Fund’s expected total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser and the Sub-Adviser’s commitment to managing the applicable Fund(s) and the Adviser’s willingness to enter into expense limitation and fee waiver arrangements with the Funds. The Board noted that although the Agreements do not currently provide for breakpoints, the Board could reassess the need for breakpoints in the future as the Funds grow. Because it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the applicable Fund(s), the Trustees did not make any conclusions regarding the Adviser or the Sub-Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of each Fund grow. In this regard, during future considerations of the Agreements, the Board will consider whether any economies of scale are being realized by the Adviser and the Sub-Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the applicable Fund(s); (c) agreed to approve the Agreements for initial terms of two years; and (d) concluded that the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Frost Diversified Strategies Fund should be recommended to shareholders for approval.

The Advisors’ Inner Circle Fund II

Semi-Annual Report

Investment Adviser

Frost Investment Advisors, LLC

100 West Houston Street, 15th Floor

P.O. Box 2509

San Antonio, Texas 78299-2509

Sub-Advisers

Cambiar Investors, LLC

2401 East Second Avenue, Suite 400

Denver, Colorado 80206

Kempner Capital Management, Inc.

2201 Market Street, 12th Floor

FNB Building

Galveston, Texas 77550-1503

Luther King Capital

Management Corporation

301 Commerce Street, Suite 1600

Fort Worth, Texas 76102

Thornburg Investment

Management, Inc.

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Cinque Partners LLC

11839 San Vicente Boulevard

Los Angeles, CA 90049

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, Pennsylvania

19103-2921

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 5, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: April 5, 2013